UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

MML Large Cap Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.0%
COMMON STOCK – 96.0%
Agriculture – 0.9%
Philip Morris International, Inc.	39,000	$1,900,860
Auto Manufacturers – 0.3%
Paccar, Inc.	17,820	671,992
Banks – 8.3%
Bank of New York Mellon Corp.	132,180	3,831,898
Julius Baer Holding AG	95,740	4,787,194
Wells Fargo & Co.	330,343	9,309,066
		17,928,158
Beverages – 3.1%
The Coca-Cola Co.	21,400	1,149,180
Diageo PLC Sponsored ADR (United Kingdom)	47,400	2,914,626
Heineken Holding NV Class A	62,550	2,549,871
		6,613,677
Building Materials – 0.8%
Martin Marietta Materials, Inc.	17,700	1,629,639
Chemicals – 0.7%
Monsanto Co.	14,100	1,091,340
Potash Corp. of Saskatchewan, Inc.	5,082	459,108
		1,550,448
Coal – 0.6%
China Coal Energy Co.	1,073,700	1,399,015
Commercial Services – 3.5%
Cosco Pacific Ltd.	379,228	540,578
H&R Block, Inc.	69,300	1,273,734
Iron Mountain, Inc. (a)	144,799	3,860,341
Moody's Corp.	61,300	1,254,198
Visa, Inc. Class A	7,870	543,896
		7,472,747
Computers – 1.5%
Hewlett-Packard Co.	68,500	3,233,885
Cosmetics & Personal Care – 1.6%
Natura Cosmeticos SA	13,700	246,663
The Procter & Gamble Co.	53,800	3,116,096
		3,362,759
Diversified Financial – 7.8%
American Express Co.	220,000	7,458,000
Ameriprise Financial, Inc.	44,880	1,630,490
The Goldman Sachs Group, Inc.	7,760	1,430,556
JP Morgan Chase & Co.	144,216	6,319,545
		16,838,591
Electric – 0.2%
The AES Corp. (a)	29,200	432,744
Electronics – 1.4%
Agilent Technologies, Inc. (a)	94,000	2,616,020
Garmin Ltd.	11,100	418,914
		3,034,934
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland) (a)	48,540	972,742
Foods – 0.3%
The Hershey Co.	14,000	544,040
Forest Products & Paper – 0.8%
Sino-Forest Corp. (a)	107,610	1,697,230
Health Care — Products – 2.9%
Becton, Dickinson & Co.	26,300	1,834,425
CareFusion Corp. (a)	21,800	475,240
Johnson & Johnson	62,900	3,829,981
		6,139,646
Health Care — Services – 1.1%
Laboratory Corp. of America Holdings (a)	10,800	709,560
UnitedHealth Group, Inc.	64,300	1,610,072
		2,319,632
Holding Company — Diversified – 0.9%
China Merchants Holdings International Co. Ltd.	588,694	1,937,394
Housewares – 0.1%
Hunter Douglas NV	6,765	272,760
Insurance – 12.2%
American International Group, Inc. (a)	5,527	243,796
Berkshire Hathaway, Inc. Class A (a)	111	11,211,000
Fairfax Financial Holdings Ltd.	2,220	823,021
The Hartford Financial Services Group, Inc.	39,200	1,038,800
Loews Corp.	159,100	5,449,175
Markel Corp. (a)	495	163,261
Nipponkoa Insurance Co. Ltd.	2,800	17,456
Principal Financial Group, Inc.	16,600	454,674
The Progressive Corp. (a)	268,250	4,447,585
Sun Life Financial, Inc.	10,840	338,642
Transatlantic Holdings, Inc.	42,743	2,144,416
		26,331,826
Internet – 2.1%
Amazon.com, Inc. (a)	11,331	1,057,862
Google, Inc. Class A (a)	6,150	3,049,478
Liberty Media Holding Corp. Interactive Class A (a)	40,700	446,479
		4,553,819
Leisure Time – 0.9%
Harley-Davidson, Inc.	87,500	2,012,500
Machinery — Construction & Mining – 0.9%
BHP Billiton PLC	36,200	996,123
Rio Tinto PLC	19,672	845,231
		1,841,354
Manufacturing – 0.8%
Tyco International Ltd.	48,600	1,675,728
Media – 3.4%
Comcast Corp. Special Class A	108,650	1,747,092
Liberty Media Corp. Entertainment Class A (a)	37,460	1,165,381
News Corp. Class A	230,150	2,759,498
The Walt Disney Co.	59,500	1,633,870
		7,305,841

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining – 0.6%
Vulcan Materials Co.	25,000	$1,351,750
Oil & Gas – 14.2%
Canadian Natural Resources Ltd.	74,800	5,025,812
ConocoPhillips	27,460	1,240,094
Devon Energy Corp.	98,400	6,625,272
EOG Resources, Inc.	82,100	6,856,171
Occidental Petroleum Corp.	129,030	10,115,952
OGX Petroleo e Gas Participacoes SA	900	687,211
		30,550,512
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	22,479	1,922,629
Packaging & Containers – 1.8%
Sealed Air Corp.	198,600	3,898,518
Pharmaceuticals – 5.3%
Cardinal Health, Inc.	43,600	1,168,480
Express Scripts, Inc. (a)	33,300	2,583,414
Merck & Co., Inc.	61,100	1,932,593
Pfizer, Inc.	109,200	1,807,260
Schering-Plough Corp.	140,100	3,957,825
		11,449,572
Real Estate – 1.1%
Brookfield Asset Management, Inc. Class A	48,000	1,090,080
Hang Lung Properties Ltd.	265,000	1,318,633
		2,408,713
Retail – 8.7%
Bed Bath & Beyond, Inc. (a)	71,100	2,669,094
Carmax, Inc. (a)	72,970	1,525,073
Costco Wholesale Corp.	163,000	9,202,980
CVS Caremark Corp.	146,198	5,225,116
		18,622,263
Semiconductors – 1.9%
Texas Instruments, Inc.	175,700	4,162,333
Software – 2.7%
Activision Blizzard, Inc. (a)	86,800	1,075,452
Dun & Bradstreet Corp.	11,450	862,414
Microsoft Corp.	148,500	3,844,665
		5,782,531
Transportation – 1.3%
China Shipping Development Co. Ltd. Class H	482,000	599,377
Kuehne & Nagel International AG	12,400	1,078,100
LLX Logistica SA (a)	10,500	38,342
United Parcel Service, Inc. Class B	20,000	1,129,400
		2,845,219
TOTAL COMMON STOCK (Cost $202,199,973)		206,668,001
TOTAL EQUITIES (Cost $202,199,973)		206,668,001
	Principal Amount
BONDS & NOTES – 0.8%
CORPORATE DEBT – 0.8%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) 5.000% 8/01/13 (b) (c)	$359,000	386,374
Leisure Time – 0.6%
Harley-Davidson, Inc. 15.000% 2/01/14	1,000,000	1,217,998
TOTAL CORPORATE DEBT (Cost $1,352,251)		1,604,372
TOTAL BONDS & NOTES (Cost $1,352,251)		1,604,372
TOTAL LONG-TERM INVESTMENTS (Cost $203,552,224)		208,272,373
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (d)	8,430,143	8,430,143
TOTAL SHORT-TERM INVESTMENTS (Cost $8,430,143)		8,430,143
TOTAL INVESTMENTS – 100.7% (Cost $211,982,367) (e)		216,702,516
Other Assets/ (Liabilities) – (0.7)%		(1,490,980)
NET ASSETS – 100.0%		$215,211,536

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $386,374 or 0.18% of net assets.
(c)	Restricted security. (Note 2).
(d)	Maturity value of $8,430,145. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $8,602,548.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.2%
COMMON STOCK – 98.2%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	13,919	$104,671
Omnicom Group, Inc.	9,212	340,291
		444,962
Aerospace & Defense – 2.2%
The Boeing Co.	21,511	1,164,821
General Dynamics Corp.	11,414	737,344
Goodrich Corp.	3,639	197,743
L-3 Communications Holdings, Inc.	3,500	281,120
Lockheed Martin Corp.	9,640	752,691
Northrop Grumman Corp.	9,690	501,458
Raytheon Co.	11,688	560,673
Rockwell Collins, Inc.	4,668	237,134
United Technologies Corp.	28,991	1,766,422
		6,199,406
Agriculture – 1.8%
Altria Group, Inc.	61,254	1,090,934
Archer-Daniels-Midland Co.	18,961	554,040
Lorillard, Inc.	5,046	374,918
Philip Morris International, Inc.	58,254	2,839,300
Reynolds American, Inc.	5,000	222,600
		5,081,792
Airlines – 0.1%
Southwest Airlines Co.	22,240	213,504
Apparel – 0.3%
Nike, Inc. Class B	11,462	741,591
VF Corp.	2,651	192,012
		933,603
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	93,777	676,132
Paccar, Inc.	10,735	404,817
		1,080,949
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	7,165	122,020
Johnson Controls, Inc.	17,550	448,578
		570,598
Banks – 5.3%
Bank of America Corp.	259,726	4,394,564
Bank of New York Mellon Corp.	36,634	1,062,020
BB&T Corp.	20,083	547,061
Capital One Financial Corp.	13,234	472,851
Comerica, Inc.	4,569	135,562
Fifth Third Bancorp	25,848	261,840
First Horizon National Corp. (a)	5,740	75,938
Huntington Bancshares, Inc.	14,534	68,455
KeyCorp	25,610	166,465
M&T Bank Corp.	2,300	143,336
Marshall & Ilsley Corp.	11,600	93,612
Northern Trust Corp.	7,068	411,075
PNC Financial Services Group, Inc.	14,504	704,749
Regions Financial Corp.	35,689	221,629
State Street Corp.	15,236	801,414
SunTrust Banks, Inc.	14,190	319,984
U.S. Bancorp	58,323	1,274,941
Wells Fargo & Co.	140,200	3,950,836
Zions Bancorp	3,293	59,175
		15,165,507
Beverages – 2.6%
Brown-Forman Corp. Class B	3,980	191,916
The Coca-Cola Co.	68,702	3,689,297
Coca-Cola Enterprises, Inc.	8,974	192,133
Constellation Brands, Inc. Class A (a)	6,000	90,900
Dr. Pepper Snapple Group, Inc. (a)	7,700	221,375
Molson Coors Brewing Co. Class B	5,293	257,663
PepsiCo, Inc.	46,965	2,754,967
The Pepsi Bottling Group, Inc.	4,038	147,145
		7,545,396
Biotechnology – 1.4%
Amgen, Inc. (a)	30,807	1,855,506
Biogen Idec, Inc. (a)	8,537	431,289
Celgene Corp. (a)	13,578	759,010
Genzyme Corp. (a)	8,000	453,840
Life Technologies Corp. (a)	5,909	275,064
Millipore Corp. (a)	1,615	113,583
		3,888,292
Building Materials – 0.0%
Masco Corp.	10,667	137,818
Chemicals – 2.0%
Air Products & Chemicals, Inc.	6,158	477,738
Airgas, Inc.	2,417	116,910
CF Industries Holdings, Inc.	1,400	120,722
The Dow Chemical Co.	33,868	882,939
Du Pont (E.I.) de Nemours & Co.	26,704	858,266
Eastman Chemical Co.	2,100	112,434
Ecolab, Inc.	7,762	358,837
FMC Corp.	2,100	118,125
International Flavors & Fragrances, Inc.	2,346	88,984
Monsanto Co.	16,801	1,300,397
PPG Industries, Inc.	4,889	284,589
Praxair, Inc.	9,064	740,438
The Sherwin-Williams Co.	2,929	176,209
Sigma-Aldrich Corp.	3,568	192,601
		5,829,189
Coal – 0.2%
CONSOL Energy, Inc.	5,500	248,105
Massey Energy Co.	2,500	69,725
Peabody Energy Corp.	7,900	294,038
		611,868
Commercial Services – 1.3%
Apollo Group, Inc. Class A (a)	4,083	300,795
Automatic Data Processing, Inc.	14,804	581,797
Convergys Corp. (a)	3,716	36,937
DeVry, Inc.	1,800	99,576
Donnelley (R.R.) & Sons Co.	6,122	130,154
Equifax, Inc.	3,759	109,537
H&R Block, Inc.	10,048	184,682
Iron Mountain, Inc. (a)	5,400	143,964
MasterCard, Inc. Class A	2,912	588,661
McKesson Corp.	8,087	481,581
Monster Worldwide, Inc. (a)	3,776	66,004

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	5,692	$116,458
Paychex, Inc.	9,497	275,888
Quanta Services, Inc. (a)	5,700	126,141
Robert Half International, Inc.	4,480	112,090
Total System Services, Inc.	5,714	92,053
Western Union Co.	21,033	397,944
		3,844,262
Computers – 5.8%
Affiliated Computer Services, Inc. Class A (a)	2,900	157,093
Apple, Inc. (a)	26,926	4,991,273
Cognizant Technology Solutions Corp. Class A (a)	8,800	340,208
Computer Sciences Corp. (a)	4,487	236,510
Dell, Inc. (a)	51,247	782,029
EMC Corp. (a)	59,632	1,016,129
Hewlett-Packard Co.	71,711	3,385,476
International Business Machines Corp.	39,475	4,721,605
Lexmark International, Inc. Class A (a)	2,397	51,631
NetApp, Inc. (a)	10,020	267,334
SanDisk Corp. (a)	6,836	148,341
Sun Microsystems, Inc. (a)	22,002	199,998
Teradata Corp. (a)	5,100	140,352
Western Digital Corp. (a)	6,500	237,445
		16,675,424
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	12,656	429,798
Colgate-Palmolive Co.	15,439	1,177,687
The Estee Lauder Cos., Inc. Class A	3,400	126,072
The Procter & Gamble Co.	87,184	5,049,697
		6,783,254
Distribution & Wholesale – 0.2%
Fastenal Co.	3,900	150,930
Genuine Parts Co.	4,729	179,986
W.W. Grainger, Inc.	1,879	167,907
		498,823
Diversified Financial – 5.7%
American Express Co.	36,103	1,223,892
Ameriprise Financial, Inc.	7,521	273,238
The Charles Schwab Corp.	27,795	532,274
Citigroup, Inc.	394,585	1,909,791
CME Group, Inc.	1,942	598,505
Discover Financial Services	17,721	287,612
E*TRADE Financial Corp. (a)	32,996	57,743
Federated Investors, Inc. Class B	2,700	71,199
Franklin Resources, Inc.	4,428	445,457
The Goldman Sachs Group, Inc.	15,357	2,831,063
IntercontinentalExchange, Inc. (a)	2,100	204,099
Invesco Ltd.	13,810	314,316
Janus Capital Group, Inc.	4,450	63,101
JP Morgan Chase & Co.	117,611	5,153,714
Legg Mason, Inc.	5,625	174,544
Morgan Stanley	41,449	1,279,945
The NASDAQ OMX Group, Inc. (a)	4,100	86,305
NYSE Euronext	7,700	222,453
SLM Corp. (a)	14,042	122,446
T. Rowe Price Group, Inc.	7,500	342,750
		16,194,447
Electric – 3.3%
The AES Corp. (a)	19,749	292,680
Allegheny Energy, Inc.	5,120	135,782
Ameren Corp.	6,381	161,312
American Electric Power Co., Inc.	13,857	429,429
CenterPoint Energy, Inc.	16,022	199,154
CMS Energy Corp.	7,038	94,309
Consolidated Edison, Inc.	8,150	333,661
Constellation Energy Group, Inc.	6,325	204,740
Dominion Resources, Inc.	17,292	596,574
DTE Energy Co.	4,937	173,486
Duke Energy Corp.	37,973	597,695
Dynegy, Inc. Class A (a)	15,809	40,313
Edison International	9,630	323,375
Entergy Corp.	5,660	452,008
Exelon Corp.	19,436	964,414
FirstEnergy Corp.	9,057	414,086
FPL Group, Inc.	12,072	666,737
Integrys Energy Group, Inc.	2,300	82,547
Northeast Utilities	4,700	111,578
Pepco Holdings, Inc.	6,100	90,768
PG&E Corp.	10,821	438,142
Pinnacle West Capital Corp.	3,000	98,460
PPL Corp.	11,178	339,141
Progress Energy, Inc.	8,171	319,159
Public Service Enterprise Group, Inc.	14,996	471,474
SCANA Corp.	3,500	122,150
The Southern Co.	24,990	791,433
TECO Energy, Inc.	6,461	90,971
Wisconsin Energy Corp.	3,500	158,095
Xcel Energy, Inc.	12,772	245,733
		9,439,406
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	22,314	894,345
Molex, Inc.	4,090	85,399
		979,744
Electronics – 0.3%
Agilent Technologies, Inc. (a)	10,183	283,393
Amphenol Corp. Class A	5,100	192,168
FLIR Systems, Inc. (a)	4,200	117,474
Jabil Circuit, Inc.	5,778	77,483
PerkinElmer, Inc.	3,708	71,342
Waters Corp. (a)	2,800	156,408
		898,268
Engineering & Construction – 0.2%
Fluor Corp.	5,354	272,251
Jacobs Engineering Group, Inc. (a)	3,700	170,015
		442,266
Entertainment – 0.1%
International Game Technology	8,874	190,614
Environmental Controls – 0.3%
Republic Services, Inc.	9,600	255,072
Stericycle, Inc. (a)	2,600	125,970
Waste Management, Inc.	14,553	433,970
		815,012
Foods – 1.9%
Campbell Soup Co.	5,902	192,523
ConAgra Foods, Inc.	13,272	287,737
Dean Foods Co. (a)	5,200	92,508

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Mills, Inc.	9,708	$625,001
H.J. Heinz Co.	9,422	374,525
The Hershey Co.	4,844	188,238
Hormel Foods Corp.	2,100	74,592
The J.M. Smucker Co.	3,539	187,602
Kellogg Co.	7,564	372,376
Kraft Foods, Inc. Class A	45,433	1,193,525
The Kroger Co.	19,318	398,724
McCormick & Co., Inc.	3,900	132,366
Safeway, Inc.	12,660	249,655
Sara Lee Corp.	20,565	229,094
SUPERVALU, Inc.	6,295	94,803
Sysco Corp.	17,430	433,135
Tyson Foods, Inc. Class A	8,300	104,829
Whole Foods Market, Inc. (a)	4,100	125,009
		5,356,242
Forest Products & Paper – 0.3%
International Paper Co.	12,820	284,989
MeadWestvaco Corp.	5,101	113,803
Plum Creek Timber Co., Inc.	4,900	150,136
Weyerhaeuser Co.	6,310	231,261
		780,189
Gas – 0.2%
Nicor, Inc.	1,289	47,164
NiSource, Inc.	8,446	117,315
Sempra Energy	7,217	359,479
		523,958
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	1,850	85,637
Snap-on, Inc.	1,653	57,458
The Stanley Works	2,305	98,400
		241,495
Health Care — Products – 3.6%
Baxter International, Inc.	17,892	1,020,023
Becton, Dickinson & Co.	7,048	491,598
Boston Scientific Corp. (a)	44,572	472,018
C.R. Bard, Inc.	2,920	229,541
CareFusion Corp. (a)	5,334	116,281
Intuitive Surgical, Inc. (a)	1,100	288,475
Johnson & Johnson	82,427	5,018,980
Medtronic, Inc.	33,181	1,221,061
St. Jude Medical, Inc. (a)	10,144	395,717
Stryker Corp.	8,751	397,558
Varian Medical Systems, Inc. (a)	3,700	155,881
Zimmer Holdings, Inc. (a)	6,422	343,256
		10,150,389
Health Care — Services – 1.3%
Aetna, Inc.	13,244	368,581
CIGNA Corp.	8,020	225,282
Coventry Health Care, Inc. (a)	4,485	89,521
DaVita, Inc. (a)	3,000	169,920
Humana, Inc. (a)	5,003	186,612
Laboratory Corp. of America Holdings (a)	3,200	210,240
Quest Diagnostics, Inc.	4,528	236,316
Tenet Healthcare Corp. (a)	12,559	73,847
Thermo Fisher Scientific, Inc. (a)	12,354	539,499
UnitedHealth Group, Inc.	35,180	880,907
WellPoint, Inc. (a)	14,353	679,758
		3,660,483
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	5,100	126,072
Home Builders – 0.1%
D.R. Horton, Inc.	8,500	96,985
KB HOME	2,442	40,562
Lennar Corp. Class A	4,300	61,275
Pulte Homes, Inc.	10,093	110,922
		309,744
Home Furnishing – 0.1%
Harman International Industries, Inc.	1,800	60,984
Whirlpool Corp.	2,242	156,850
		217,834
Household Products – 0.5%
Avery Dennison Corp.	4,634	166,870
The Clorox Co.	4,070	239,398
Fortune Brands, Inc.	4,580	196,848
Kimberly-Clark Corp.	12,241	721,974
		1,325,090
Housewares – 0.0%
Newell Rubbermaid, Inc.	8,335	130,776
Insurance – 2.6%
Aflac, Inc.	13,820	590,667
Allstate Corp.	15,904	486,980
American International Group, Inc. (a)	4,051	178,690
Aon Corp.	8,146	331,461
Assurant, Inc.	3,200	102,592
The Chubb Corp.	10,446	526,583
Cincinnati Financial Corp.	4,882	126,883
Genworth Financial, Inc. Class A	13,400	160,130
The Hartford Financial Services Group, Inc.	11,358	300,987
Lincoln National Corp.	10,221	264,826
Loews Corp.	10,710	366,818
Marsh & McLennan Cos., Inc.	15,242	376,935
MBIA, Inc. (a)	5,075	39,382
MetLife, Inc.	24,232	922,512
Principal Financial Group, Inc.	9,236	252,974
The Progressive Corp. (a)	19,992	331,467
Prudential Financial, Inc.	14,415	719,453
Torchmark Corp.	2,426	105,361
The Travelers Cos., Inc.	17,263	849,857
Unum Group	9,970	213,757
XL Capital Ltd. Class A	9,227	161,103
		7,409,418
Internet – 2.4%
Akamai Technologies, Inc. (a)	5,200	102,336
Amazon.com, Inc. (a)	10,084	941,442
eBay, Inc. (a)	34,096	805,006
Expedia, Inc. (a)	6,465	154,837
Google, Inc. Class A (a)	7,228	3,584,004
McAfee, Inc. (a)	4,600	201,434
Symantec Corp. (a)	24,289	400,040
VeriSign, Inc. (a)	5,700	135,033
Yahoo!, Inc. (a)	35,826	638,061
		6,962,193
Iron & Steel – 0.3%
AK Steel Holding Corp.	3,200	63,136
Allegheny Technologies, Inc.	2,844	99,512
Nucor Corp.	9,336	438,885
United States Steel Corp.	4,154	184,313
		785,846

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.2%
Carnival Corp.	12,985	$432,141
Harley-Davidson, Inc.	6,922	159,206
		591,347
Lodging – 0.2%
Marriott International, Inc. Class A	7,007	193,323
Starwood Hotels & Resorts Worldwide, Inc.	5,340	176,381
Wyndham Worldwide Corp.	5,488	89,564
Wynn Resorts Ltd. (a)	1,790	126,893
		586,161
Machinery — Construction & Mining – 0.3%
Caterpillar, Inc.	19,334	992,414
Machinery — Diversified – 0.5%
Cummins, Inc.	5,956	266,888
Deere & Co.	12,586	540,191
Eaton Corp.	4,833	273,500
Flowserve Corp.	1,700	167,518
Rockwell Automation, Inc.	4,268	181,817
		1,429,914
Manufacturing – 3.5%
3M Co.	21,235	1,567,143
Danaher Corp.	8,242	554,851
Dover Corp.	5,535	214,537
Eastman Kodak Co.	8,060	38,527
General Electric Co.	320,475	5,262,199
Honeywell International, Inc.	23,853	886,139
Illinois Tool Works, Inc.	11,338	484,246
ITT Corp.	5,474	285,469
Leggett & Platt, Inc.	4,850	94,090
Pall Corp.	3,492	112,722
Parker Hannifin Corp.	4,821	249,921
Textron, Inc.	7,264	137,871
		9,887,715
Media – 2.5%
CBS Corp. Class B	20,514	247,194
Comcast Corp. Class A	85,377	1,442,017
The DIRECTV Group, Inc. (a)	13,774	379,887
Gannett Co., Inc.	6,970	87,195
The McGraw-Hill Cos., Inc.	9,360	235,310
Meredith Corp.	1,144	34,251
New York Times Co. Class A	3,565	28,948
News Corp. Class A	68,100	816,519
Scripps Networks Interactive Class A	2,700	99,765
Time Warner Cable, Inc.	10,396	447,964
Time Warner, Inc.	35,436	1,019,848
Viacom, Inc. Class B (a)	17,914	502,309
The Walt Disney Co.	56,868	1,561,595
Washington Post Co. Class B	182	85,191
		6,987,993
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	4,200	427,854
Mining – 0.7%
Alcoa, Inc.	28,588	375,075
Freeport-McMoRan Copper & Gold, Inc.	12,133	832,445
Newmont Mining Corp.	14,512	638,818
Titanium Metals Corp.	2,800	26,852
Vulcan Materials Co.	4,314	233,258
		2,106,448
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	6,202	154,120
Xerox Corp.	25,614	198,252
		352,372
Oil & Gas – 9.5%
Anadarko Petroleum Corp.	14,520	910,840
Apache Corp.	9,900	909,117
Cabot Oil & Gas Corp.	3,000	107,250
Chesapeake Energy Corp.	20,745	589,158
Chevron Corp.	60,171	4,237,844
ConocoPhillips	45,440	2,052,070
Denbury Resources, Inc. (a)	7,500	113,475
Devon Energy Corp.	13,170	886,736
Diamond Offshore Drilling, Inc.	2,100	200,592
ENSCO International, Inc.	4,200	178,668
EOG Resources, Inc.	8,006	668,581
EQT Corp.	3,900	166,140
Exxon Mobil Corp.	144,436	9,909,754
Hess Corp.	8,417	449,973
Marathon Oil Corp.	20,980	669,262
Murphy Oil Corp.	5,600	322,392
Nabors Industries Ltd. (a)	8,630	180,367
Noble Energy, Inc.	5,100	336,396
Occidental Petroleum Corp.	24,640	1,931,776
Pioneer Natural Resources Co.	3,400	123,386
Questar Corp.	5,200	195,312
Range Resources Corp.	4,700	231,992
Rowan Cos., Inc.	3,521	81,229
Southwestern Energy Co. (a)	10,200	435,336
Sunoco, Inc.	3,586	102,022
Tesoro Corp./Texas	4,300	64,414
Valero Energy Corp.	16,725	324,298
XTO Energy, Inc.	17,151	708,679
		27,087,059
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	9,198	392,387
BJ Services Co.	8,700	169,041
Cameron International Corp. (a)	6,400	242,048
FMC Technologies, Inc. (a)	3,700	193,288
Halliburton Co.	26,613	721,744
National Oilwell Varco, Inc. (a)	12,500	539,125
Schlumberger Ltd.	36,286	2,162,646
Smith International, Inc.	6,572	188,616
		4,608,895
Packaging & Containers – 0.2%
Ball Corp.	2,720	133,824
Bemis Co., Inc.	3,066	79,440
Owens-IIlinois, Inc. (a)	5,000	184,500
Pactiv Corp. (a)	3,959	103,132
Sealed Air Corp.	4,882	95,834
		596,730
Pharmaceuticals – 6.4%
Abbott Laboratories	46,868	2,318,560
Allergan, Inc.	9,132	518,332
AmerisourceBergen Corp.	8,904	199,272
Bristol-Myers Squibb Co.	58,642	1,320,618
Cardinal Health, Inc.	10,669	285,929
Cephalon, Inc. (a)	2,000	116,480
DENTSPLY International, Inc.	4,500	155,430
Eli Lilly & Co.	29,995	990,735
Express Scripts, Inc. (a)	8,022	622,347

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	8,980	$264,371
Gilead Sciences, Inc. (a)	26,788	1,247,785
Hospira, Inc. (a)	4,839	215,819
King Pharmaceuticals, Inc. (a)	7,567	81,497
Medco Health Solutions, Inc. (a)	14,340	793,145
Merck & Co., Inc.	63,969	2,023,340
Mylan, Inc. (a)	8,624	138,070
Patterson Cos., Inc. (a)	2,700	73,575
Pfizer, Inc.	202,886	3,357,763
Schering-Plough Corp.	49,959	1,411,342
Watson Pharmaceuticals, Inc. (a)	3,070	112,485
Wyeth	40,497	1,967,344
		18,214,239
Pipelines – 0.3%
El Paso Corp.	21,146	218,227
Spectra Energy Corp.	18,586	352,019
The Williams Cos., Inc.	17,318	309,472
		879,718
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	6,400	75,136
Real Estate Investment Trusts (REITS) – 1.1%
Apartment Investment & Management Co. Class A	3,537	52,171
AvalonBay Communities, Inc.	2,372	172,515
Boston Properties, Inc.	4,038	264,691
Equity Residential	8,100	248,670
HCP, Inc.	8,581	246,618
Health Care REIT, Inc.	4,251	176,927
Host Hotels & Resorts, Inc.	17,900	210,683
Kimco Realty Corp.	13,015	169,715
ProLogis	12,700	151,384
Public Storage	4,368	328,648
Simon Property Group, Inc.	8,183	568,146
Ventas, Inc.	4,300	165,550
Vornado Realty Trust	4,980	320,762
		3,076,480
Retail – 6.2%
Abercrombie & Fitch Co. Class A	2,700	88,776
AutoNation, Inc. (a)	3,268	59,086
AutoZone, Inc. (a)	1,054	154,116
Bed Bath & Beyond, Inc. (a)	7,650	287,181
Best Buy Co., Inc.	9,995	375,012
Big Lots, Inc. (a)	2,474	61,900
Coach, Inc.	9,500	312,740
Costco Wholesale Corp.	12,842	725,059
CVS Caremark Corp.	43,183	1,543,361
Darden Restaurants, Inc.	4,192	143,073
Family Dollar Stores, Inc.	4,151	109,586
GameStop Corp. Class A (a)	4,800	127,056
The Gap, Inc.	13,545	289,863
The Home Depot, Inc.	51,997	1,385,200
J.C. Penney Co., Inc.	6,709	226,429
Kohl's Corp. (a)	9,123	520,467
Limited Brands, Inc.	8,030	136,430
Lowe's Cos., Inc.	43,464	910,136
Macy's, Inc.	12,700	232,283
McDonald's Corp.	32,677	1,864,876
Nordstrom, Inc.	4,870	148,730
O'Reilly Automotive, Inc. (a)	4,100	148,174
Office Depot, Inc. (a)	8,565	56,700
Polo Ralph Lauren Corp.	1,700	130,254
RadioShack Corp.	3,781	62,651
Sears Holdings Corp. (a)	1,608	105,019
Staples, Inc.	21,359	495,956
Starbucks Corp. (a)	21,898	452,194
Target Corp.	22,268	1,039,470
Tiffany & Co.	3,792	146,106
The TJX Cos., Inc.	12,276	456,053
Wal-Mart Stores, Inc.	64,780	3,180,050
Walgreen Co.	30,649	1,148,418
Yum! Brands, Inc.	15,228	514,097
		17,636,502
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	15,600	205,140
People's United Financial, Inc.	10,400	161,824
		366,964
Semiconductors – 2.6%
Advanced Micro Devices, Inc. (a)	16,560	93,730
Altera Corp.	8,820	180,898
Analog Devices, Inc.	8,770	241,877
Applied Materials, Inc.	39,406	528,040
Broadcom Corp. Class A (a)	12,647	388,136
Intel Corp.	168,505	3,297,643
KLA-Tencor Corp.	5,006	179,515
Linear Technology Corp.	6,730	185,950
LSI Corp. (a)	19,428	106,660
MEMC Electronic Materials, Inc. (a)	6,600	109,758
Microchip Technology, Inc.	5,600	148,400
Micron Technology, Inc. (a)	23,617	193,659
National Semiconductor Corp.	9,511	135,722
Novellus Systems, Inc. (a)	2,850	59,793
NVIDIA Corp. (a)	16,200	243,486
QLogic Corp. (a)	3,800	65,360
Teradyne, Inc. (a)	5,460	50,505
Texas Instruments, Inc.	37,826	896,098
Xilinx, Inc.	8,111	189,960
		7,295,190
Software – 4.0%
Adobe Systems, Inc. (a)	15,512	512,517
Autodesk, Inc. (a)	6,780	161,364
BMC Software, Inc. (a)	5,565	208,854
CA, Inc.	11,829	260,120
Citrix Systems, Inc. (a)	5,392	211,528
Compuware Corp. (a)	7,278	53,348
Dun & Bradstreet Corp.	1,600	120,512
Electronic Arts, Inc. (a)	9,700	184,785
Fidelity National Information Services, Inc.	7,090	180,866
Fiserv, Inc. (a)	4,721	227,552
IMS Health, Inc.	5,724	87,863
Intuit, Inc. (a)	9,520	271,320
Microsoft Corp.	232,115	6,009,457
Novell, Inc. (a)	11,076	49,953
Oracle Corp.	117,408	2,446,783
Red Hat, Inc. (a)	5,591	154,535
Salesforce.com, Inc. (a)	3,100	176,483
		11,317,840

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications – 6.0%
American Tower Corp. Class A (a)	11,700	$425,880
AT&T, Inc.	176,479	4,766,698
CenturyTel, Inc.	8,958	300,989
Ciena Corp. (a)	2,748	44,737
Cisco Systems, Inc. (a)	173,338	4,080,377
Corning, Inc.	46,091	705,653
Frontier Communications Corp.	9,501	71,638
Harris Corp.	3,800	142,880
JDS Uniphase Corp. (a)	7,098	50,467
Juniper Networks, Inc. (a)	15,500	418,810
MetroPCS Communications, Inc. (a)	7,500	70,200
Motorola, Inc.	67,409	579,043
Qualcomm, Inc.	50,183	2,257,231
Qwest Communications International, Inc.	44,158	168,242
Sprint Nextel Corp. (a)	84,859	335,193
Tellabs, Inc. (a)	12,312	85,199
Verizon Communications, Inc.	85,760	2,595,955
Windstream Corp.	13,431	136,056
		17,235,248
Textiles – 0.0%
Cintas Corp.	3,990	120,937
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,791	105,200
Mattel, Inc.	10,889	201,011
		306,211
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	7,699	614,611
C.H. Robinson Worldwide, Inc.	5,100	294,525
CSX Corp.	11,530	482,646
Expeditors International of Washington, Inc.	6,300	221,445
FedEx Corp.	9,203	692,249
Norfolk Southern Corp.	10,889	469,425
Ryder System, Inc.	1,782	69,605
Union Pacific Corp.	14,934	871,399
United Parcel Service, Inc. Class B	29,500	1,665,865
		5,381,770
TOTAL COMMON STOCK (Cost $285,993,740)		280,005,270
TOTAL EQUITIES (Cost $285,993,740)		280,005,270
TOTAL LONG-TERM INVESTMENTS (Cost $285,993,740)		280,005,270
	Principal Amount
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$4,114,991	4,114,991
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.079% 11/19/09 (c)	80,000	79,991
U.S. Treasury Bill, 0.089% 11/19/09 (c)	30,000	29,996
U.S. Treasury Bill, 0.119% 11/19/09 (c)	45,000	44,993
U.S. Treasury Bill, 0.148% 11/19/09 (c)	55,000	54,989
U.S. Treasury Bill, 0.285% 11/19/09 (c)	665,000	664,743
U.S. Treasury Bill, 0.748% 11/19/09 (c)	30,000	29,969
		904,681
TOTAL SHORT-TERM INVESTMENTS (Cost $5,019,672)		5,019,672
TOTAL INVESTMENTS – 100.0% (Cost $291,013,412) (d)		285,024,942
Other Assets/ (Liabilities) – 0.0%		119,690
NET ASSETS – 100.0%		$285,144,632

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $4,114,991. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,202,248.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Aerospace & Defense – 1.3%
Goodrich Corp.	6,700	$364,078
Lockheed Martin Corp.	15,250	1,190,720
United Technologies Corp.	12,300	749,439
		2,304,237
Apparel – 0.2%
Nike, Inc. Class B	4,170	269,799
Banks – 5.8%
Bank of America Corp.	54,300	918,756
Bank of New York Mellon Corp.	16,700	484,133
Northern Trust Corp.	37,700	2,192,632
State Street Corp.	68,500	3,603,100
U.S. Bancorp	35,100	767,286
Wells Fargo & Co.	69,300	1,952,874
		9,918,781
Beverages – 1.4%
The Coca-Cola Co.	16,700	896,790
PepsiCo, Inc.	24,150	1,416,639
		2,313,429
Biotechnology – 2.0%
Amgen, Inc. (a)	16,620	1,001,023
Celgene Corp. (a)	41,600	2,325,440
Life Technologies Corp. (a)	800	37,240
		3,363,703
Chemicals – 1.9%
Monsanto Co.	14,050	1,087,470
Praxair, Inc.	25,830	2,110,053
		3,197,523
Commercial Services – 4.9%
Apollo Group, Inc. Class A (a)	14,620	1,077,055
Automatic Data Processing, Inc.	5,850	229,905
MasterCard, Inc. Class A	9,190	1,857,759
McKesson Corp.	38,500	2,292,675
Visa, Inc. Class A	27,180	1,878,410
Western Union Co.	56,500	1,068,980
		8,404,784
Computers – 7.5%
Accenture PLC Class A	22,550	840,439
Apple, Inc. (a)	52,720	9,772,706
EMC Corp. (a)	13,600	231,744
Hewlett-Packard Co.	12,900	609,009
International Business Machines Corp.	10,100	1,208,061
Research In Motion Ltd. (a)	3,600	243,180
		12,905,139
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co.	2,500	144,800
Distribution & Wholesale – 0.0%
Fastenal Co.	1,200	46,440
W.W. Grainger, Inc.	200	17,872
		64,312
Diversified Financial – 10.4%
American Express Co.	46,050	1,561,095
Ameriprise Financial, Inc.	24,900	904,617
BlackRock, Inc.	1,710	370,762
The Charles Schwab Corp.	60,200	1,152,830
CME Group, Inc.	915	281,994
Credit Suisse Group	3,184	176,992
Franklin Resources, Inc.	33,050	3,324,830
The Goldman Sachs Group, Inc.	26,350	4,857,622
IntercontinentalExchange, Inc. (a)	11,650	1,132,264
Invesco Ltd.	12,300	279,948
JP Morgan Chase & Co.	67,400	2,953,468
Morgan Stanley	26,690	824,187
		17,820,609
Electric – 0.9%
Entergy Corp.	5,420	432,841
NRG Energy, Inc. (a)	39,300	1,107,867
		1,540,708
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	3,280	501,381
Engineering & Construction – 0.7%
Fluor Corp.	16,600	844,110
McDermott International, Inc. (a)	15,800	399,266
		1,243,376
Environmental Controls – 0.2%
Republic Services, Inc.	15,800	419,806
Foods – 0.1%
General Mills, Inc.	1,700	109,446
Kellogg Co.	1,700	83,691
		193,137
Health Care — Products – 3.4%
Alcon, Inc.	1,120	155,310
Baxter International, Inc.	26,220	1,494,802
C.R. Bard, Inc.	4,700	369,467
Intuitive Surgical, Inc. (a)	4,450	1,167,013
Johnson & Johnson	2,700	164,403
Medtronic, Inc.	5,620	206,816
St. Jude Medical, Inc. (a)	45,750	1,784,707
Stryker Corp.	11,730	532,894
		5,875,412
Health Care — Services – 0.2%
WellPoint, Inc. (a)	5,950	281,792
Insurance – 0.1%
Aon Corp.	2,200	89,518
Internet – 11.3%
Amazon.com, Inc. (a)	67,150	6,269,124
eBay, Inc. (a)	100	2,361
Expedia, Inc. (a)	41,700	998,715
Google, Inc. Class A (a)	14,030	6,956,775
McAfee, Inc. (a)	42,950	1,880,780
Priceline.com, Inc. (a)	7,700	1,276,814
Tencent Holdings Ltd.	107,200	1,723,789
VeriSign, Inc. (a)	11,650	275,989
		19,384,347
Leisure Time – 0.3%
Carnival Corp.	17,100	569,088
Lodging – 0.9%
Marriott International, Inc. Class A	44,627	1,231,259
Wynn Macau Ltd. (a)	172,400	226,492
Wynn Resorts Ltd. (a)	700	49,623
		1,507,374
Machinery — Diversified – 0.0%
Rockwell Automation, Inc.	1,700	72,420
Manufacturing – 3.2%
3M Co.	13,600	1,003,680

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Danaher Corp.	65,580	$4,414,846
		5,418,526
Media – 3.1%
Discovery Communications, Inc., Series A (a)	44,075	1,273,327
Discovery Communications, Inc., Series C (a)	41,575	1,082,197
The McGraw-Hill Cos., Inc.	44,580	1,120,741
Time Warner, Inc.	46,433	1,336,342
The Walt Disney Co.	15,800	433,868
		5,246,475
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	2,200	224,114
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,400	370,494
Oil & Gas – 2.6%
EOG Resources, Inc.	22,590	1,886,491
Exxon Mobil Corp.	3,330	228,471
Petroleo Brasileiro SA Sponsored ADR (Brazil)	10,600	416,686
Southwestern Energy Co. (a)	26,600	1,135,288
Suncor Energy, Inc.	23,300	805,248
		4,472,184
Oil & Gas Services – 4.3%
Cameron International Corp. (a)	23,300	881,206
FMC Technologies, Inc. (a)	21,100	1,102,264
Schlumberger Ltd.	62,200	3,707,120
Smith International, Inc.	59,500	1,707,650
		7,398,240
Pharmaceuticals – 8.1%
Allergan, Inc.	39,660	2,251,101
Express Scripts, Inc. (a)	36,650	2,843,307
Gilead Sciences, Inc. (a)	67,850	3,160,453
Medco Health Solutions, Inc. (a)	75,500	4,175,905
Novo Nordisk A/S Class B	2,201	138,185
Roche Holding AG	216	34,920
Shire PLC Sponsored ADR (United Kingdom)	1,700	88,893
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	25,100	1,269,056
		13,961,820
Retail – 8.3%
Bed Bath & Beyond, Inc. (a)	39,700	1,490,338
Costco Wholesale Corp.	450	25,407
CVS Caremark Corp.	57,259	2,046,437
Dollar Tree, Inc. (a)	3,300	160,644
The Gap, Inc.	11,600	248,240
Kohl's Corp. (a)	41,500	2,367,575
Lowe's Cos., Inc.	39,800	833,412
McDonald's Corp.	30,350	1,732,074
O'Reilly Automotive, Inc. (a)	12,100	437,294
Starbucks Corp. (a)	53,100	1,096,515
Wal-Mart Stores, Inc.	49,220	2,416,210
Yum! Brands, Inc.	40,500	1,367,280
		14,221,426
Semiconductors – 4.2%
Altera Corp.	37,750	774,253
Broadcom Corp. Class A (a)	51,250	1,572,862
Intel Corp.	33,200	649,724
Marvell Technology Group Ltd. (a)	147,150	2,382,358
Xilinx, Inc.	76,800	1,798,656
		7,177,853
Software – 4.7%
Adobe Systems, Inc. (a)	8,350	275,884
Autodesk, Inc. (a)	16,700	397,460
Cerner Corp. (a)	7,600	568,480
Electronic Arts, Inc. (a)	37,050	705,803
Fiserv, Inc. (a)	33,370	1,608,434
Microsoft Corp.	174,450	4,516,510
		8,072,571
Telecommunications – 6.1%
American Tower Corp. Class A (a)	72,470	2,637,908
Cisco Systems, Inc. (a)	70,550	1,660,747
Corning, Inc.	5,000	76,550
Juniper Networks, Inc. (a)	97,250	2,627,695
Qualcomm, Inc.	76,800	3,454,464
		10,457,364
Transportation – 0.4%
Expeditors International of Washington, Inc.	11,700	411,255
Union Pacific Corp.	4,600	268,410
		679,665
TOTAL COMMON STOCK (Cost $134,401,329)		170,086,207
TOTAL EQUITIES (Cost $134,401,329)		170,086,207
TOTAL LONG-TERM INVESTMENTS (Cost $134,401,329)		170,086,207
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$1,892,902	1,892,902
TOTAL SHORT-TERM INVESTMENTS (Cost $1,892,902)		1,892,902
TOTAL INVESTMENTS – 100.3% (Cost $136,294,231) (c)		171,979,109
Other Assets/ (Liabilities) – (0.3)%		(524,366)
NET ASSETS – 100.0%		$171,454,743

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,892,903. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,931,391.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.2%
COMMON STOCK – 95.2%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	639	$18,557
Auto Manufacturers – 0.9%
Paccar, Inc.	2,238	84,395
Beverages – 0.2%
Hansen Natural Corp. (a)	493	18,113
Biotechnology – 6.7%
Amgen, Inc. (a)	2,601	156,658
Biogen Idec, Inc. (a)	1,726	87,198
Celgene Corp. (a)	2,499	139,694
Genzyme Corp. (a)	1,862	105,631
Illumina, Inc. (a)	670	28,475
Life Technologies Corp. (a)	981	45,666
Vertex Pharmaceuticals, Inc. (a)	1,038	39,340
		602,662
Chemicals – 0.4%
Sigma-Aldrich Corp.	643	34,709
Commercial Services – 2.3%
Apollo Group, Inc. Class A (a)	854	62,914
Automatic Data Processing, Inc.	1,950	76,635
Paychex, Inc.	1,883	54,701
Pharmaceutical Product Development, Inc.	632	13,866
		208,116
Computers – 19.1%
Apple, Inc. (a)	6,851	1,269,970
Cognizant Technology Solutions Corp. Class A (a)	1,571	60,735
Dell, Inc. (a)	3,951	60,292
Logitech International SA (a)	968	17,792
NetApp, Inc. (a)	1,932	51,546
Research In Motion Ltd. (a)	3,121	210,823
Seagate Technology	2,715	41,295
		1,712,453
Distribution & Wholesale – 0.3%
Fastenal Co.	780	30,186
Electronics – 1.1%
Flextronics International Ltd. (a)	4,836	36,077
FLIR Systems, Inc. (a)	871	24,362
Garmin Ltd.	1,022	38,570
		99,009
Energy — Alternate Sources – 0.7%
First Solar, Inc. (a)	407	62,214
Engineering & Construction – 0.3%
Foster Wheeler AG (a)	726	23,167
Environmental Controls – 0.3%
Stericycle, Inc. (a)	491	23,789
Health Care — Products – 1.2%
Henry Schein, Inc. (a)	494	27,126
Hologic, Inc. (a)	1,483	24,232
Intuitive Surgical, Inc. (a)	208	54,548
		105,906
Internet – 11.5%
Akamai Technologies, Inc. (a)	908	17,869
Amazon.com, Inc. (a)	1,576	147,135
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	145	56,702
Check Point Software Technologies Ltd. (a)	1,133	32,121
eBay, Inc. (a)	5,291	124,921
Expedia, Inc. (a)	1,560	37,362
Google, Inc. Class A (a)	809	401,143
IAC/InterActiveCorp (a)	750	15,143
Liberty Media Holding Corp. Interactive Class A (a)	3,003	32,943
Symantec Corp. (a)	4,681	77,096
VeriSign, Inc. (a)	999	23,666
Yahoo!, Inc. (a)	3,708	66,039
		1,032,140
Iron & Steel – 0.2%
Steel Dynamics, Inc.	1,219	18,699
Lodging – 0.6%
Wynn Resorts Ltd. (a)	738	52,317
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	552	27,015
Media – 4.2%
Comcast Corp. Class A	7,932	133,972
The DIRECTV Group, Inc. (a)	3,911	107,865
DISH Network Corp. Class A (a)	1,182	22,765
Liberty Global, Inc. Class A (a)	759	17,131
News Corp. Class A	7,818	93,738
		375,471
Pharmaceuticals – 7.1%
Cephalon, Inc. (a)	400	23,296
DENTSPLY International, Inc.	784	27,079
Express Scripts, Inc. (a)	1,346	104,423
Gilead Sciences, Inc. (a)	4,894	227,963
Patterson Cos., Inc. (a)	645	17,576
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,054	204,970
Warner Chilcott PLC Class A (a)	1,376	29,749
		635,056
Retail – 5.1%
Bed Bath & Beyond, Inc. (a)	1,936	72,677
Costco Wholesale Corp.	1,259	71,083
O'Reilly Automotive, Inc. (a)	749	27,069
Ross Stores, Inc.	704	33,630
Sears Holdings Corp. (a)	683	44,607
Staples, Inc.	2,667	61,928
Starbucks Corp. (a)	5,633	116,321
Urban Outfitters, Inc. (a)	915	27,606
		454,921
Semiconductors – 7.6%
Altera Corp.	2,274	46,640
Applied Materials, Inc.	3,789	50,772
Broadcom Corp. Class A (a)	2,186	67,088
Intel Corp.	10,773	210,827
KLA-Tencor Corp.	1,137	40,773

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp. (a)	719	$24,561
Linear Technology Corp.	1,633	45,120
Marvell Technology Group Ltd. (a)	3,247	52,569
Maxim Integrated Products, Inc.	1,655	30,022
Microchip Technology, Inc.	836	22,154
NVIDIA Corp. (a)	2,956	44,429
Xilinx, Inc.	2,012	47,121
		682,076
Software – 13.4%
Activision Blizzard, Inc. (a)	6,240	77,314
Adobe Systems, Inc. (a)	2,828	93,437
Autodesk, Inc. (a)	1,316	31,321
CA, Inc.	2,765	60,802
Cerner Corp. (a)	444	33,211
Citrix Systems, Inc. (a)	1,195	46,880
Electronic Arts, Inc. (a)	1,793	34,157
Fiserv, Inc. (a)	1,061	51,140
Infosys Technologies Ltd. Sponsored ADR (India)	592	28,706
Intuit, Inc. (a)	2,237	63,755
Microsoft Corp.	16,835	435,858
Oracle Corp.	11,493	239,514
		1,196,095
Telecommunications – 9.9%
Cisco Systems, Inc. (a)	11,325	266,590
Juniper Networks, Inc. (a)	1,893	51,149
Millicom International Cellular SA (a)	577	41,971
NII Holdings, Inc. (a)	887	26,592
Qualcomm, Inc.	11,004	494,960
		881,262
Textiles – 0.3%
Cintas Corp.	1,007	30,522
Transportation – 1.3%
C.H. Robinson Worldwide, Inc.	914	52,783
Expeditors International of Washington, Inc.	1,145	40,247
J.B. Hunt Transport Services, Inc.	697	22,395
		115,425
TOTAL COMMON STOCK (Cost $7,472,427)		8,524,275
TOTAL EQUITIES (Cost $7,472,427)		8,524,275
TOTAL LONG-TERM INVESTMENTS (Cost $7,472,427)		8,524,275
	Principal Amount
SHORT-TERM INVESTMENTS – 5.1%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$412,343	412,343
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 0.285% 11/19/09 (c)	30,000	29,988
U.S. Treasury Bill, 0.290% 11/19/09 (c)	10,000	9,996
		39,984
TOTAL SHORT-TERM INVESTMENTS (Cost $452,327)		452,327
TOTAL INVESTMENTS – 100.3% (Cost $7,924,754) (d)		8,976,602
Other Assets/ (Liabilities) – (0.3)%		(23,195)
NET ASSETS – 100.0%		$8,953,407

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $412,343. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $420,749.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 96.1%
Aerospace & Defense – 2.6%
Aerovironment, Inc. (a)	73,100	$2,053,379
BE Aerospace, Inc. (a)	66,100	1,331,254
Cubic Corp.	7,600	299,972
Moog, Inc. Class A (a)	17,500	516,250
Teledyne Technologies, Inc. (a)	38,380	1,381,296
Triumph Group, Inc.	15,700	753,443
		6,335,594
Airlines – 1.0%
Copa Holdings SA Class A	6,620	294,524
JetBlue Airways Corp. (a)	191,020	1,142,300
Tam SA Sponsered ADR (Brazil) (a)	21,420	276,532
US Airways Group, Inc. (a)	151,900	713,930
		2,427,286
Apparel – 0.5%
Carter's, Inc. (a)	18,990	507,033
The Warnaco Group, Inc. (a)	15,910	697,813
		1,204,846
Automotive & Parts – 1.0%
ArvinMeritor, Inc.	87,000	680,340
Tenneco, Inc. (a)	52,100	679,384
TRW Automotive Holdings Corp. (a)	63,300	1,060,275
		2,419,999
Banks – 1.5%
CVB Financial Corp.	74,900	568,491
Huntington Bancshares, Inc.	148,800	700,848
MB Financial, Inc.	10,700	224,379
Old National Bancorp	19,700	220,640
Popular, Inc.	74,600	211,118
Signature Bank (a)	26,487	768,123
Umpqua Holdings Corp.	47,900	507,740
Westamerica Bancorp	7,800	405,600
		3,606,939
Beverages – 0.3%
Central European Distribution Corp. (a)	9,950	325,962
Green Mountain Coffee Roasters, Inc. (a)	6,490	479,222
		805,184
Biotechnology – 0.7%
Ligand Pharmaceuticals, Inc. Class B (a)	54,990	127,027
Regeneron Pharmaceuticals, Inc. (a)	37,240	718,732
Seattle Genetics, Inc. (a)	55,140	773,614
		1,619,373
Building Materials – 1.2%
Eagle Materials, Inc.	32,380	925,420
Lennox International, Inc.	33,570	1,212,549
Owens Corning, Inc. (a)	15,700	352,465
Trex Co., Inc. (a)	17,294	314,751
		2,805,185
Chemicals – 1.3%
Cytec Industries, Inc.	47,420	1,539,727
Olin Corp.	33,600	585,984
Solutia, Inc. (a)	87,600	1,014,408
		3,140,119
Coal – 0.5%
Massey Energy Co.	46,480	1,296,327
Commercial Services – 7.4%
AerCap Holdings NV (a)	47,100	427,197
Alliance Data Systems Corp. (a)	8,700	531,396
American Public Education, Inc. (a)	69,200	2,404,008
Brink's Home Security Holdings, Inc. (a)	39,140	1,205,121
Capella Education Co. (a)	40,500	2,727,270
Coinstar, Inc. (a)	9,640	317,927
Corinthian Colleges, Inc. (a)	44,110	818,682
Corrections Corporation of America (a)	37,010	838,276
CoStar Group, Inc. (a)	60,300	2,485,566
HMS Holdings Corp. (a)	41,200	1,575,076
Huron Consulting Group, Inc. (a)	15,800	408,114
K12, Inc. (a)	13,320	219,514
Korn/Ferry International (a)	55,100	803,909
Localiza Rent a Car SA	38,480	384,030
Medifast, Inc. (a)	10,000	217,200
PAREXEL International Corp. (a)	28,417	386,187
Riskmetrics Group, Inc. (a)	80,100	1,171,062
Service Corp. International	50,300	352,603
VistaPrint NV (a)	12,030	610,522
		17,883,660
Computers – 4.2%
MICROS Systems, Inc. (a)	150,800	4,552,652
Riverbed Technology, Inc. (a)	193,120	4,240,915
Seagate Technology	62,550	951,385
SYKES Enterprises, Inc. (a)	16,580	345,196
		10,090,148
Cosmetics & Personal Care – 1.6%
Alberto-Culver Co.	138,700	3,839,216
Distribution & Wholesale – 2.8%
Beacon Roofing Supply, Inc. (a)	43,600	696,728
Ingram Micro, Inc. Class A (a)	64,500	1,086,825
LKQ Corp. (a)	216,588	4,015,542
Owens & Minor, Inc.	22,510	1,018,577
		6,817,672
Diversified Financial – 2.1%
Financial Federal Corp.	94,587	2,334,407
GFI Group, Inc.	37,480	270,981
JMP Group, Inc.	81,900	791,154
The NASDAQ OMX Group, Inc. (a)	30,500	642,025
Stifel Financial Corp. (a)	17,530	962,397
		5,000,964
Electric – 0.5%
ITC Holdings Corp.	17,700	804,465
Unisource Energy Corp.	10,600	325,950
		1,130,415
Electrical Components & Equipment – 1.1%
A123 Systems, Inc. (a)	1,600	34,112

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SMA Solar Technology AG	4,178	$428,206
SunPower Corp. Class B (a)	52,886	1,334,314
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	63,600	792,456
		2,589,088
Electronics – 0.8%
Jabil Circuit, Inc.	107,140	1,436,748
Plexus Corp. (a)	17,580	463,057
		1,899,805
Energy — Alternate Sources – 0.2%
Covanta Holding Corp. (a)	6,800	115,600
Energy Conversion Devices, Inc. (a)	24,300	281,394
		396,994
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV	137,850	2,575,038
Entertainment – 3.5%
Bally Technologies, Inc. (a)	33,880	1,299,976
Churchill Downs, Inc.	16,100	619,850
DreamWorks Animation SKG, Inc. Class A (a)	49,920	1,775,654
Scientific Games Corp. Class A (a)	172,100	2,724,343
Vail Resorts, Inc. (a)	56,300	1,888,302
		8,308,125
Foods – 0.1%
Smithfield Foods, Inc. (a)	24,700	340,860
Gas – 0.3%
UGI Corp.	26,400	661,584
Hand & Machine Tools – 0.3%
Regal-Beloit Corp.	15,010	686,107
Health Care — Products – 3.2%
ABIOMED, Inc. (a)	153,000	1,485,630
Inverness Medical Innovations, Inc. (a)	11,880	460,113
Masimo Corp. (a)	18,600	487,320
NuVasive, Inc. (a)	53,200	2,221,632
Orthovita, Inc. (a)	116,552	511,663
Volcano Corp. (a)	134,427	2,261,062
Zoll Medical Corp. (a)	13,270	285,570
		7,712,990
Health Care — Services – 2.8%
Almost Family, Inc. (a)	8,940	265,965
Community Health Systems, Inc. (a)	30,300	967,479
Health Management Associates, Inc. Class A (a)	156,800	1,174,432
Health Net, Inc. (a)	27,170	418,418
HEALTHSOUTH Corp. (a)	27,890	436,200
Healthways, Inc. (a)	108,100	1,656,092
ICON PLC Sponsored ADR (Ireland) (a)	27,964	684,838
Kindred Healthcare, Inc. (a)	44,100	715,743
Psychiatric Solutions, Inc. (a)	13,660	365,542
		6,684,709
Home Builders – 0.2%
Lennar Corp. Class A	33,400	475,950
Home Furnishing – 1.6%
DTS, Inc. (a)	51,750	1,416,915
Ethan Allen Interiors, Inc.	23,800	392,700
Tempur-Pedic International, Inc. (a)	4,700	89,018
TiVo, Inc. (a)	196,700	2,037,812
		3,936,445
Household Products – 0.6%
Jarden Corp.	32,890	923,222
The Scotts Miracle-Gro Co. Class A	14,130	606,884
		1,530,106
Insurance – 1.3%
Allied World Assurance Holdings Ltd.	6,670	319,693
Assured Guaranty Ltd.	33,490	650,376
Lancashire Holdings Ltd.	42,038	343,890
Navigators Group, Inc. (a)	12,800	704,000
Platinum Underwriters Holdings Ltd.	10,280	368,435
ProAssurance Corp. (a)	8,600	448,834
Zenith National Insurance Corp.	9,100	281,190
		3,116,418
Internet – 4.8%
Avocent Corp. (a)	17,800	360,806
Constant Contact, Inc. (a)	192,800	3,711,400
DealerTrack Holdings, Inc. (a)	87,550	1,655,570
Equinix, Inc. (a)	7,810	718,520
OpenTable, Inc. (a)	23,600	650,416
Rackspace Hosting, Inc. (a)	23,600	402,616
S1 Corp. (a)	102,500	633,450
Sapient Corp. (a)	115,000	924,600
Shutterfly, Inc. (a)	9,600	159,648
Vitacost.com, Inc. (a)	12,700	138,684
Vocus, Inc. (a)	99,900	2,086,911
		11,442,621
Leisure Time – 0.6%
LIFE TIME FITNESS, Inc. (a)	20,310	569,696
Royal Caribbean Cruises Ltd. (a)	18,700	450,296
WMS Industries, Inc. (a)	7,120	317,267
		1,337,259
Lodging – 1.1%
Gaylord Entertainment Co. (a)	126,800	2,548,680
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	47,500	1,691,950
Machinery — Diversified – 1.3%
Gardner Denver, Inc. (a)	22,200	774,336
The Manitowoc Co., Inc.	53,900	510,433
Wabtec Corp.	46,400	1,741,392
		3,026,161
Manufacturing – 0.5%
Pall Corp.	14,390	464,509
Pentair, Inc.	12,320	363,687
Teleflex, Inc.	7,600	367,156
		1,195,352
Media – 1.5%
FactSet Research Systems, Inc.	55,462	3,673,803
Metal Fabricate & Hardware – 0.2%
Mueller Water Products, Inc. Class A	39,500	216,460

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Timken Co.	16,500	$386,595
		603,055
Office Furnishings – 0.4%
Knoll, Inc.	96,950	1,011,188
Oil & Gas – 3.1%
Bill Barrett Corp. (a)	96,950	3,178,990
Carrizo Oil & Gas, Inc. (a)	74,200	1,817,158
Comstock Resources, Inc. (a)	17,300	693,384
Frontier Oil Corp.	52,000	723,840
Karoon Gas Australia Ltd. (a)	20,150	138,029
St. Mary Land & Exploration Co.	10,880	353,165
Whiting Petroleum Corp. (a)	10,300	593,074
		7,497,640
Oil & Gas Services – 0.5%
Complete Production Services, Inc. (a)	66,470	751,111
TETRA Technologies, Inc. (a)	38,000	368,220
		1,119,331
Packaging & Containers – 0.1%
Silgan Holdings, Inc.	5,100	268,923
Pharmaceuticals – 1.8%
Alkermes, Inc. (a)	25,570	234,988
Amylin Pharmaceuticals, Inc. (a)	49,700	680,393
Auxilium Pharmaceuticals, Inc. (a)	12,720	435,151
Cubist Pharmaceuticals, Inc. (a)	12,570	253,914
Herbalife Ltd.	19,660	643,669
King Pharmaceuticals, Inc. (a)	54,600	588,042
The Medicines Co. (a)	20,310	223,613
Onyx Pharmaceuticals, Inc. (a)	8,370	250,849
OSI Pharmaceuticals, Inc. (a)	10,230	361,119
SXC Health Solutions Corp. (a)	8,500	397,715
United Therapeutics Corp. (a)	6,480	317,455
		4,386,908
Real Estate – 0.3%
BR Malls Participacoes SA (a)	32,800	386,307
Rossi Residencial SA	48,910	392,757
		779,064
Real Estate Investment Trusts (REITS) – 1.2%
DiamondRock Hospitality Co. (a)	27,100	219,510
Entertainment Properties Trust	7,400	252,636
LaSalle Hotel Properties	44,100	867,006
MFA Financial, Inc.	69,100	550,036
Redwood Trust, Inc.	57,200	886,600
		2,775,788
Retail – 5.6%
Advance Auto Parts, Inc.	9,920	389,658
Aeropostale, Inc. (a)	10,250	445,567
Big Lots, Inc. (a)	12,800	320,256
Buffalo Wild Wings, Inc. (a)	7,790	324,142
The Cheesecake Factory, Inc. (a)	34,870	645,792
The Children's Place Retail Store, Inc. (a)	32,070	960,817
Citi Trends, Inc. (a)	7,100	202,137
Denny's Corp. (a)	299,000	795,340
FGX International Holdings Ltd. (a)	11,230	156,659
The Gymboree Corp. (a)	5,400	261,252
Hanesbrands, Inc. (a)	48,950	1,047,530
Lumber Liquidators, Inc. (a)	10,150	220,153
Nu Skin Enterprises, Inc. Class A	48,800	904,264
O'Reilly Automotive, Inc. (a)	86,390	3,122,135
OfficeMax, Inc. (a)	90,210	1,134,842
Penske Auto Group, Inc.	45,700	876,526
Rush Enterprises, Inc. Class A (a)	10,900	140,828
Talbots, Inc.	111,800	1,031,914
Texas Roadhouse, Inc. (a)	41,000	435,420
		13,415,232
Semiconductors – 1.6%
Cavium Networks, Inc. (a)	8,120	174,336
ON Semiconductor Corp. (a)	218,240	1,800,480
Skyworks Solutions, Inc. (a)	38,340	507,622
TriQuint Semiconductor, Inc. (a)	81,800	631,496
Verigy Ltd. (a)	64,900	754,138
		3,868,072
Software – 16.5%
Allscripts-Misys Healthcare Solutions, Inc.	213,120	4,319,942
American Reprographics Co. (a)	17,400	165,648
ArcSight, Inc. (a)	43,620	1,049,933
Athenahealth, Inc. (a)	122,300	4,692,651
Blackbaud, Inc.	195,250	4,529,800
Blackboard, Inc. (a)	124,700	4,711,166
CommVault Systems, Inc. (a)	180,700	3,749,525
Concur Technologies, Inc. (a)	68,600	2,727,536
EPIQ Systems, Inc. (a)	73,359	1,063,706
Informatica Corp. (a)	31,600	713,528
Omnicell, Inc. (a)	121,200	1,350,168
Omniture, Inc. (a)	223,700	4,796,128
Red Hat, Inc. (a)	48,800	1,348,832
RightNow Technologies, Inc. (a)	51,800	747,992
Rosetta Stone, Inc. (a)	52,961	1,215,985
SolarWinds, Inc. (a)	67,200	1,480,416
Take-Two Interactive Software, Inc. (a)	80,810	905,880
		39,568,836
Telecommunications – 2.8%
Atheros Communications, Inc. (a)	9,240	245,137
DigitalGlobe, Inc. (a)	74,000	1,655,380
Harmonic, Inc. (a)	88,400	590,512
NeuStar, Inc. Class A (a)	28,270	638,902
Plantronics, Inc.	29,700	796,257
Polycom, Inc. (a)	69,270	1,852,973
RF Micro Devices, Inc. (a)	115,510	627,219
Starent Networks Corp. (a)	16,850	428,327
		6,834,707
Toys, Games & Hobbies – 0.2%
RC2 Corp. (a)	31,380	447,165
Transportation – 4.5%
Con-way, Inc.	30,280	1,160,330

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genesee & Wyoming, Inc. Class A (a)	11,300	$342,616
J.B. Hunt Transport Services, Inc.	128,400	4,125,492
Kansas City Southern (a)	121,725	3,224,495
Knight Transportation, Inc.	70,700	1,186,346
Old Dominion Freight Line, Inc. (a)	13,700	416,891
Overseas Shipholding Group, Inc.	7,420	277,285
		10,733,455
Water – 0.5%
Companhia de Saneamento de Minas Gerais	64,300	1,098,993
TOTAL COMMON STOCK (Cost $207,501,254)		230,661,329
TOTAL EQUITIES (Cost $207,501,254)		230,661,329
MUTUAL FUNDS – 0.6%
Diversified Financial – 0.6%
iShares Russell 2000 Index Fund	22,900	1,379,267
TOTAL MUTUAL FUNDS (Cost $1,379,548)		1,379,267
TOTAL LONG-TERM INVESTMENTS (Cost $208,880,802)		232,040,596
	Principal Amount
SHORT-TERM INVESTMENTS – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$8,820,175	8,820,175
TOTAL SHORT-TERM INVESTMENTS (Cost $8,820,175)		8,820,175
TOTAL INVESTMENTS – 100.4% (Cost $217,700,977) (c)		240,860,771
Other Assets/ (Liabilities) – (0.4)%		(1,010,206)
NET ASSETS – 100.0%		$239,850,565

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,020,177. Collateralized by U.S. Government Agency obligations with rates ranging from 3.365% - 5.023%, maturity dates ranging from 1/01/34 - 8/15/39, and an aggregate market value, including accrued interest, of $8,999,653.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.6%
Advertising – 0.3%
APAC Customer Services, Inc. (a)	4,800	$28,368
Apparel – 0.5%
Steven Madden Ltd. (a)	1,473	54,221
Auto Manufacturers – 1.6%
Oshkosh Corp.	5,300	163,929
Automotive & Parts – 3.2%
Cooper Tire & Rubber Co.	10,700	188,106
TRW Automotive Holdings Corp. (a)	9,100	152,425
		340,531
Beverages – 3.7%
Diedrich Coffee, Inc. (a)	2,000	48,100
Green Mountain Coffee Roasters, Inc. (a)	4,650	343,356
		391,456
Biotechnology – 2.1%
Affymetrix, Inc. (a)	8,304	72,909
Bio-Rad Laboratories, Inc. Class A (a)	768	70,564
Illumina, Inc. (a)	1,763	74,927
		218,400
Chemicals – 1.4%
Ashland, Inc.	3,400	146,948
Coal – 2.2%
Walter Energy, Inc.	3,900	234,234
Commercial Services – 9.1%
Alliance Data Systems Corp. (a)	2,093	127,841
American Public Education, Inc. (a)	1,446	50,234
Avis Budget Group, Inc.	12,800	171,008
Corinthian Colleges, Inc. (a)	4,305	79,901
Dollar Thrifty Automotive Group, Inc. (a)	4,800	118,032
Kendle International, Inc. (a)	4,395	73,484
Kenexa Corp. (a)	3,149	42,449
PAREXEL International Corp. (a)	7,577	102,971
Valassis Communications, Inc. (a)	6,200	110,856
VistaPrint NV (a)	1,600	81,200
		957,976
Computers – 4.7%
IHS, Inc. Class A (a)	2,330	119,133
MICROS Systems, Inc. (a)	2,279	68,803
STEC, Inc. (a)	10,500	308,595
		496,531
Diversified Financial – 2.4%
E*TRADE Financial Corp. (a)	28,874	50,529
Janus Capital Group, Inc.	5,870	83,237
Piper Jaffray Cos., Inc. (a)	1,444	68,908
Portfolio Recovery Associates, Inc. (a)	1,103	49,999
		252,673
Electrical Components & Equipment – 0.7%
American Superconductor Corp. (a)	2,214	74,258
Electronics – 0.4%
China Security & Surveillance Technology, Inc. (a)	6,034	43,083
Energy — Alternate Sources – 0.8%
FuelCell Energy, Inc. (a)	13,877	59,255
Headwaters, Inc. (a)	7,278	28,166
		87,421
Engineering & Construction – 3.3%
Layne Christensen Co. (a)	2,301	73,747
Orion Marine Group, Inc. (a)	7,500	154,050
URS Corp. (a)	2,772	120,998
		348,795
Entertainment – 0.6%
Cinemark Holdings, Inc.	6,543	67,785
Environmental Controls – 0.3%
Darling International, Inc. (a)	4,008	29,459
Foods – 0.8%
Corn Products International, Inc.	3,050	86,986
Forest Products & Paper – 1.9%
Clearwater Paper Corp. (a)	2,300	95,059
Schweitzer-Mauduit International, Inc.	1,900	103,284
		198,343
Health Care — Products – 3.4%
Cyberonics, Inc. (a)	2,552	40,679
ev3, Inc. (a)	4,066	50,052
NuVasive, Inc. (a)	1,813	75,711
Thoratec Corp. (a)	4,030	121,988
Volcano Corp. (a)	4,252	71,519
		359,949
Health Care — Services – 2.3%
Bio-Reference Laboratories, Inc. (a)	1,502	51,669
Health Management Associates, Inc. Class A (a)	15,200	113,848
HEALTHSOUTH Corp. (a)	4,689	73,336
		238,853
Household Products – 1.7%
American Greetings Corp. Class A	5,000	111,500
Helen of Troy Ltd. (a)	3,552	69,015
		180,515
Insurance – 0.5%
Delphi Financial Group, Inc. Class A	2,477	56,054
Internet – 7.1%
Art Technology Group, Inc. (a)	11,944	46,104
AsiaInfo Holdings, Inc. (a)	4,491	89,685
Clicksoftware Technologies Ltd. (a)	13,500	84,915
CyberSources Corp. (a)	3,175	52,927
GSI Commerce, Inc. (a)	3,400	65,654

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NetEase.com, Inc. Sponsored ADR (Cayman Islands) (a)	1,300	$59,384
NIC, Inc.	13,193	117,286
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	1,900	91,390
Sourcefire, Inc. (a)	6,300	135,261
		742,606
Lodging – 0.8%
Home Inns & Hotels Management, Inc. Sponsored ADR (Cayman Islands) (a)	2,700	80,595
Machinery — Construction & Mining – 0.5%
Bucyrus International, Inc. Class A	1,477	52,611
Machinery — Diversified – 1.0%
Wabtec Corp.	2,835	106,398
Manufacturing – 0.7%
American Railcar Industries, Inc.	1,801	19,109
Ameron International Corp.	787	55,074
		74,183
Media – 1.6%
Central European Media Enterprises Ltd. (a)	2,260	77,405
DG FastChannel, Inc. (a)	2,352	49,251
Dolan Media Co. (a)	3,484	41,773
		168,429
Metal Fabricate & Hardware – 1.6%
Circor International, Inc.	1,816	51,320
Kaydon Corp.	3,598	116,647
		167,967
Mining – 0.8%
Silver Wheaton Corp. (a)	6,400	80,576
Office Furnishings – 0.6%
Herman Miller, Inc.	3,982	67,336
Oil & Gas – 2.3%
ATP Oil & Gas Corp. (a)	10,600	189,634
GMX Resources, Inc. (a)	3,310	52,000
		241,634
Pharmaceuticals – 9.3%
BioMarin Pharmaceutical, Inc. (a)	4,113	74,363
Emergent Biosolutions, Inc. (a)	2,651	46,816
Medicis Pharmaceutical Corp. Class A	2,602	55,553
Mylan, Inc. (a)	4,931	78,945
NBTY, Inc. (a)	4,200	166,236
Neogen Corp. (a)	3,100	100,099
Perrigo Co.	3,125	106,219
Sirona Dental Systems, Inc. (a)	3,800	113,050
SXC Health Solutions Corp. (a)	5,000	233,950
		975,231
Real Estate – 0.8%
E-House China Holdings Ltd. Sponsored ADS (Cayman Islands) (a)	3,700	79,032
Retail – 5.0%
99 Cents Only Stores (a)	3,620	48,689
Aeropostale, Inc. (a)	3,100	134,757
Fuqi International, Inc. (a)	1,300	38,064
Jones Apparel Group, Inc.	2,200	39,446
Kirkland's, Inc. (a)	8,900	126,825
The Pep Boys-Manny, Moe & Jack	6,877	67,188
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,486	74,064
		529,033
Semiconductors – 5.4%
Advanced Analogic Technologies, Inc. (a)	7,442	29,545
Entegris, Inc. (a)	13,360	66,132
OmniVision Technologies, Inc. (a)	4,900	79,772
Rovi Corp. (a)	2,600	87,360
Standard Microsystems Corp. (a)	3,111	72,206
TriQuint Semiconductor, Inc. (a)	14,700	113,484
Veeco Instruments, Inc. (a)	5,300	123,596
		572,095
Software – 8.6%
Blackboard, Inc. (a)	3,967	149,873
Concur Technologies, Inc. (a)	1,572	62,503
Eclipsys Corp. (a)	2,692	51,956
EPIQ Systems, Inc. (a)	3,446	49,967
Informatica Corp. (a)	2,905	65,595
Pegasystems, Inc.	5,100	176,103
SkillSoft PLC Sponsored ADR (Ireland) (a)	15,895	152,592
The Ultimate Software Group, Inc. (a)	3,105	89,175
VeriFone Holdings, Inc. (a)	6,900	109,641
		907,405
Telecommunications – 3.6%
Acme Packet, Inc. (a)	5,170	51,752
Neutral Tandem, Inc. (a)	2,093	47,637
NICE Systems Ltd. ADR (Israel) (a)	4,156	126,508
RF Micro Devices, Inc. (a)	11,900	64,617
Starent Networks Corp. (a)	3,500	88,970
		379,484
TOTAL COMMON STOCK (Cost $9,447,983)		10,281,383
TOTAL EQUITIES (Cost $9,447,983)		10,281,383
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $9,447,983)		10,281,383

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	$376,447	$376,447
TOTAL SHORT-TERM INVESTMENTS (Cost $376,447)		376,447
TOTAL INVESTMENTS – 101.2% (Cost $9,824,430) (d)		10,657,830
Other Assets/ (Liabilities) – (1.2)%		(124,124)
NET ASSETS – 100.0%		$10,533,706

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $376,447. Collateralized by U.S. Government Agency obligations with rates ranging from 5.308% - 5.338%, maturity dates ranging from 5/01/35-9/01/35, and an aggregate market value, including accrued interest, of $386,351.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 53.7%
COMMON STOCK – 53.5%
Aerospace & Defense – 0.1%
United Technologies Corp.	3,400	$207,162
Agriculture – 2.0%
Philip Morris International, Inc.	57,500	2,802,550
Airlines – 0.3%
Delta Air Lines, Inc. (a)	25,400	227,584
Southwest Airlines Co.	21,100	202,560
		430,144
Auto Manufacturers – 0.2%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	9,100	275,821
Automotive & Parts – 0.1%
BorgWarner, Inc.	6,300	190,638
Banks – 0.2%
Bank of New York Mellon Corp.	4,300	124,657
State Street Corp.	3,400	178,840
		303,497
Beverages – 2.0%
The Coca-Cola Co.	10,900	585,330
PepsiCo, Inc.	38,800	2,276,008
		2,861,338
Biotechnology – 2.2%
Biogen Idec, Inc. (a)	18,200	919,464
Celgene Corp. (a)	39,800	2,224,820
		3,144,284
Chemicals – 1.4%
Air Products & Chemicals, Inc.	5,800	449,964
The Dow Chemical Co.	14,700	383,229
Monsanto Co.	9,300	719,820
Potash Corp. of Saskatchewan, Inc.	4,300	388,462
		1,941,475
Commercial Services – 1.3%
Iron Mountain, Inc. (a)	8,800	234,608
Paychex, Inc.	26,000	755,300
Strayer Education, Inc.	620	134,962
Visa, Inc. Class A	10,500	725,655
		1,850,525
Computers – 2.2%
Apple, Inc. (a)	5,200	963,924
Hewlett-Packard Co.	9,600	453,216
International Business Machines Corp.	5,400	645,894
NetApp, Inc. (a)	18,700	498,916
Research In Motion Ltd. (a)	8,500	574,175
		3,136,125
Cosmetics & Personal Care – 1.1%
Colgate-Palmolive Co.	7,400	564,472
The Procter & Gamble Co.	17,800	1,030,976
		1,595,448
Diversified Financial – 4.2%
BlackRock, Inc.	600	130,092
The Charles Schwab Corp.	19,400	371,510
CME Group, Inc.	600	184,914
The Goldman Sachs Group, Inc.	20,400	3,760,740
JP Morgan Chase & Co.	29,700	1,301,454
T. Rowe Price Group, Inc.	6,300	287,910
		6,036,620
Electric – 0.2%
Edison International	4,500	151,110
Progress Energy, Inc.	3,200	124,992
		276,102
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	12,100	484,968
Electronics – 0.4%
Agilent Technologies, Inc. (a)	7,100	197,593
Tyco Electronics Ltd.	14,100	314,148
		511,741
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	3,600	550,296
Engineering & Construction – 0.8%
Fluor Corp.	19,300	981,405
Jacobs Engineering Group, Inc. (a)	3,000	137,850
		1,119,255
Foods – 0.9%
General Mills, Inc.	5,900	379,842
Kraft Foods, Inc. Class A	26,744	702,565
Unilever NV NY Shares	7,200	207,792
		1,290,199
Forest Products & Paper – 0.1%
Plum Creek Timber Co., Inc.	3,400	104,176
Gas – 0.2%
Sempra Energy	6,500	323,765
Health Care — Products – 2.0%
Baxter International, Inc.	27,400	1,562,074
Johnson & Johnson	8,900	541,921
Medtronic, Inc.	22,100	813,280
		2,917,275
Health Care — Services – 1.8%
Aetna, Inc.	32,800	912,824
DaVita, Inc. (a)	28,900	1,636,896
		2,549,720
Insurance – 1.8%
Allstate Corp.	20,900	639,958
Berkshire Hathaway, Inc. Class A (a)	6	606,000
The Progressive Corp. (a)	47,100	780,918
RenaissanceRe Holdings Ltd.	8,500	465,460
		2,492,336
Internet – 1.5%
Google, Inc. Class A (a)	4,200	2,082,570
Yahoo!, Inc. (a)	6,800	121,108
		2,203,678
Iron & Steel – 1.2%
Allegheny Technologies, Inc.	22,900	801,271
Cliffs Natural Resources, Inc.	9,000	291,240
Nucor Corp.	14,300	672,243
		1,764,754
Leisure Time – 0.2%
Carnival Corp.	9,500	316,160
Machinery — Diversified – 0.2%
Cummins, Inc.	6,100	273,341

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 1.1%
Danaher Corp.	6,500	$437,580
General Electric Co.	36,500	599,330
Illinois Tool Works, Inc.	7,400	316,054
Parker Hannifin Corp.	3,300	171,072
		1,524,036
Media – 2.3%
CBS Corp. Class B	34,500	415,725
Gannett Co., Inc.	18,800	235,188
Scripps Networks Interactive Class A	5,600	206,920
Time Warner Cable, Inc.	10,900	469,681
Viacom, Inc. Class B (a)	19,700	552,388
The Walt Disney Co.	51,600	1,416,936
		3,296,838
Mining – 1.6%
Barrick Gold Corp.	25,100	951,290
Freeport-McMoRan Copper & Gold, Inc.	9,100	624,351
Vulcan Materials Co.	12,905	697,773
		2,273,414
Oil & Gas – 3.5%
Anadarko Petroleum Corp.	8,400	526,932
Chevron Corp.	15,900	1,119,837
Devon Energy Corp.	1,900	127,927
Diamond Offshore Drilling, Inc.	3,900	372,528
EOG Resources, Inc.	1,900	158,669
Exxon Mobil Corp.	3,700	253,857
Marathon Oil Corp.	7,100	226,490
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	37,600	2,143,812
		4,930,052
Oil & Gas Services – 1.4%
Schlumberger Ltd.	23,200	1,382,720
Transocean Ltd. (a)	1,500	128,295
Weatherford International Ltd. (a)	26,300	545,199
		2,056,214
Pharmaceuticals – 2.5%
Allergan, Inc.	16,000	908,160
Merck & Co., Inc.	26,500	838,195
Roche Holding AG Sponsored ADR (Switzerland)	3,300	133,980
Schering-Plough Corp.	4,800	135,600
Shire PLC Sponsored ADR (United Kingdom)	19,500	1,019,655
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	9,700	490,432
		3,526,022
Real Estate Investment Trusts (REITS) – 0.1%
Ventas, Inc.	2,600	100,100
Retail – 3.1%
The Home Depot, Inc.	19,900	530,136
Lowe's Cos., Inc.	36,500	764,310
Nordstrom, Inc.	10,800	329,832
Target Corp.	40,700	1,899,876
Wal-Mart Stores, Inc.	17,800	873,802
		4,397,956
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	23,600	310,340
Semiconductors – 0.9%
Broadcom Corp. Class A (a)	18,200	558,558
Maxim Integrated Products, Inc.	26,700	484,338
Microchip Technology, Inc.	9,900	262,350
		1,305,246
Software – 2.2%
Adobe Systems, Inc. (a)	25,600	845,824
Cerner Corp. (a)	23,800	1,780,240
Microsoft Corp.	17,100	442,719
		3,068,783
Telecommunications – 3.9%
American Tower Corp. Class A (a)	38,500	1,401,400
AT&T, Inc.	28,400	767,084
Cisco Systems, Inc. (a)	62,800	1,478,312
Juniper Networks, Inc. (a)	37,900	1,024,058
Qualcomm, Inc.	20,000	899,600
		5,570,454
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd. Sponsored ADR (Japan)	11,700	369,369
Transportation – 0.8%
FedEx Corp.	4,100	308,402
Norfolk Southern Corp.	7,200	310,392
Union Pacific Corp.	2,100	122,535
United Parcel Service, Inc. Class B	7,700	434,819
		1,176,148
Water – 0.3%
American Water Works Co., Inc.	19,900	396,806
TOTAL COMMON STOCK (Cost $71,595,577)		76,255,171
PREFERRED STOCK – 0.2%
Pharmaceuticals – 0.2%
Schering Plough Corp.	900	218,430
TOTAL PREFERRED STOCK (Cost $225,000)		218,430
TOTAL EQUITIES (Cost $71,820,577)		76,473,601
	Principal Amount
BONDS & NOTES – 42.8%
CORPORATE DEBT – 14.8%
Aerospace & Defense – 0.8%
Lockheed Martin Corp. 7.650% 5/01/16	$460,000	555,077
Northrop Grumman Systems Corp. 7.125% 2/15/11	60,000	64,307
Northrop Grumman Systems Corp. 7.750% 3/01/16	425,000	514,403
Raytheon Co. 6.400% 12/15/18	60,000	70,077
		1,203,864
Agriculture – 0.2%
Altria Group, Inc. 8.500% 11/10/13	110,000	127,582
Altria Group, Inc. 9.700% 11/10/18	120,000	149,047
		276,629
Auto Manufacturers – 0.4%
Daimler Finance NA LLC 7.300% 1/15/12	170,000	183,396
Volvo Treasury AB (b) 5.950% 4/01/15	430,000	429,600
		612,996

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks – 2.7%
Bank of America Corp. 6.500% 8/01/16	$1,200,000	$1,261,381
Bank of America NA 5.300% 3/15/17	585,000	561,197
Barclays Bank PLC 5.450% 9/12/12	400,000	429,846
Capital One Financial Corp. 6.250% 11/15/13	230,000	245,929
CoBank ACB FRN (Acquired 6/06/07, Cost $250,000) (b) (c) 0.899% 6/15/22	295,000	200,702
Credit Suisse New York 5.500% 5/01/14	275,000	295,509
Depfa ACS Bank (b) 5.125% 3/16/37	135,000	101,684
HBOS PLC (b) 6.750% 5/21/18	100,000	89,163
JP Morgan Chase Bank NA 6.000% 10/01/17	250,000	262,937
Northern Trust Corp. 5.500% 8/15/13	90,000	98,655
Societe Generale (b) 5.750% 4/20/16	100,000	102,685
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (b) (c) 6.110% 12/31/49	345,000	184,371
		3,834,059
Beverages – 0.1%
Diageo Capital PLC 5.750% 10/23/17	110,000	120,734
Biotechnology – 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	37,203
Chemicals – 0.1%
Nalco Co. 8.875% 11/15/13	100,000	102,750
Commercial Services – 0.1%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	84,500
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co. 4.700% 2/15/19	90,000	94,061
Diversified Financial – 4.1%
American Express Co. 8.150% 3/19/38	50,000	61,017
The Bear Stearns Cos., Inc. 7.250% 2/01/18	130,000	148,465
Capital One Bank USA NA 8.800% 7/15/19	600,000	693,575
The Charles Schwab Corp. 6.375% 9/01/17	40,000	44,681
Citigroup, Inc. 6.125% 11/21/17	275,000	273,034
Federal Home Loan Mortgage Corp. 1.500% 1/07/11	1,710,000	1,729,281
Federal National Mortgage Association 2.750% 3/13/14	2,300,000	2,331,137
Ford Motor Credit Co. LLC 8.625% 11/01/10	150,000	151,738
Morgan Stanley 5.950% 12/28/17	125,000	127,268
Morgan Stanley 6.000% 5/13/14	125,000	133,076
National Rural Utilities Cooperative Finance Corp. 5.450% 2/01/18	100,000	103,444
National Rural Utilities Cooperative Finance Corp. 5.500% 7/01/13	50,000	54,443
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	40,000	52,903
		5,904,062
Electric – 1.0%
The AES Corp. 7.750% 10/15/15	100,000	100,500
Alabama Power Co. 5.800% 11/15/13	90,000	99,418
Appalachian Power Co. 5.550% 4/01/11	75,000	78,368
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	139,407
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	69,552
EDF SA (b) 6.500% 1/26/19	90,000	103,123
Edison Mission Energy 7.750% 6/15/16	175,000	153,125
EON International Finance BV (b) 5.800% 4/30/18	70,000	75,332
Florida Power Corp. 5.650% 6/15/18	130,000	143,016
Jersey Central Power & Light Co. 7.350% 2/01/19	50,000	59,038
Ohio Edison Co. 6.400% 7/15/16	25,000	27,503
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	69,037
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	51,757
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	139,771
Pacificorp 6.000% 1/15/39	30,000	33,591
Public Service Co. of Colorado 5.800% 8/01/18	70,000	78,132
		1,420,670
Foods – 0.2%
Delhaize Group SA 6.500% 6/15/17	25,000	27,208
Kraft Foods, Inc. 6.125% 8/23/18	100,000	106,069
Smithfield Foods, Inc. 8.000% 10/15/09	100,000	100,000
		233,277
Health Care — Services – 0.2%
HCA, Inc. 9.250% 11/15/16	100,000	103,375
Tenet Healthcare Corp. (b) 8.875% 7/01/19	150,000	158,250
WellPoint, Inc. 7.000% 2/15/19	70,000	79,573
		341,198

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance – 0.3%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	$120,000	$127,128
Liberty Mutual Group, Inc. (b) 7.500% 8/15/36	195,000	164,669
Monumental Global Funding III FRN (b) 0.709% 1/15/14	170,000	154,082
		445,879
Machinery — Construction & Mining – 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	51,215
Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (b) (d) 10.375% 4/30/14	100,000	102,000
COX Communications, Inc. 7.750% 11/01/10	50,000	52,909
News America, Inc. 6.400% 12/15/35	475,000	479,170
News America, Inc. 6.650% 11/15/37	50,000	52,085
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	201,000
Thomson Reuters Corp. 5.950% 7/15/13	50,000	54,891
Time Warner, Inc. 5.875% 11/15/16	70,000	74,229
Time Warner, Inc. 6.500% 11/15/36	25,000	25,581
		1,041,865
Oil & Gas – 0.3%
ConocoPhillips 5.750% 2/01/19	150,000	163,422
Occidental Petroleum Corp. 7.000% 11/01/13	200,000	231,056
		394,478
Pharmaceuticals – 0.6%
Abbott Laboratories 5.875% 5/15/16	30,000	33,437
AstraZeneca PLC 5.400% 9/15/12	50,000	54,799
Express Scripts, Inc. 7.250% 6/15/19	95,000	111,573
GlaxoSmithKline Capital, Inc. 4.850% 5/15/13	75,000	80,575
Novartis Securities Investment Ltd. 5.125% 2/10/19	80,000	85,165
Schering-Plough Corp. 5.550% 12/01/13	400,000	437,917
		803,466
Pipelines – 0.5%
Enbridge Energy Partners LP 6.500% 4/15/18	25,000	26,931
Gulfstream Natural Gas System LLC. (b) 6.190% 11/01/25	250,000	243,564
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	67,540
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	151,538
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	78,259
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	75,000	82,127
Trans-Canada Pipelines Ltd. 6.500% 8/15/18	40,000	45,108
		695,067
Retail – 0.3%
CVS Pass-Through Trust (b) 5.298% 1/11/27	18,974	17,645
CVS Pass-Through Trust (b) 5.789% 1/10/26	8,447	7,983
New Albertsons, Inc. 7.250% 5/01/13	275,000	276,375
Walgreen Co. 5.250% 1/15/19	110,000	119,585
		421,588
Software – 0.5%
Oracle Corp. 6.125% 7/08/39	600,000	675,600
Telecommunications – 1.4%
AT&T, Inc. 5.500% 2/01/18	50,000	52,169
AT&T, Inc. 5.625% 6/15/16	50,000	53,788
AT&T, Inc. 5.800% 2/15/19	90,000	96,303
AT&T, Inc. 6.300% 1/15/38	60,000	62,859
Cellco Partnership/Verizon Wireless Capital LLC (b) 3.750% 5/20/11	750,000	773,795
France Telecom 5.375% 7/08/19	350,000	372,268
Telecom Italia Capital SA 5.250% 10/01/15	50,000	51,764
Telecom Italia Capital SA 6.999% 6/04/18	50,000	55,254
Telecom Italia Capital SA 7.721% 6/04/38	25,000	29,687
Telecom Italia Capital SA, Series B 5.250% 11/15/13	100,000	105,194
Verizon Communications, Inc. 8.950% 3/01/39	55,000	75,348
Vodafone Group PLC 6.150% 2/27/37	80,000	85,547
Windstream Corp. 7.000% 3/15/19	200,000	187,000
		2,000,976
Transportation – 0.1%
Norfolk Southern Corp. 5.750% 4/01/18	50,000	54,388
Norfolk Southern Corp. 7.050% 5/01/37	30,000	37,825
Union Pacific Corp. 5.700% 8/15/18	105,000	113,260
Union Pacific Corp. 5.750% 11/15/17	15,000	16,080
		221,553
Water – 0.1%
Veolia Environnement 5.250% 6/03/13	50,000	52,417
Veolia Environnement 6.000% 6/01/18	70,000	75,323
		127,740
TOTAL CORPORATE DEBT (Cost $20,213,873)		21,145,430

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS – 0.1%
Dartmouth College 4.750% 6/01/19	$175,000	$183,843
TOTAL MUNICIPAL OBLIGATIONS (Cost $172,125)		183,843
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.1%
Automobile ABS – 0.1%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	51,472
Carmax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	23,992	24,476
		75,948
Commercial MBS – 0.8%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	752,574
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	539,078
		1,291,652
Credit Card ABS – 0.1%
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (b) 0.293% 6/15/15	100,000	96,926
Student Loans ABS – 0.0%
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 0.406% 8/25/36	46,213	28,385
WL Collateral CMO – 0.1%
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	82,975	76,828
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,593,986)		1,569,739
SOVEREIGN DEBT OBLIGATIONS – 1.5%
Brazilian Government International Bond 11.000% 8/17/40	350,000	470,750
Colombia Government International Bond 7.375% 1/27/17	350,000	401,100
Gabonese Republic (b) 8.200% 12/12/17	100,000	103,500
Indonesia Republic 10.375% 5/04/14	125,000	152,877
Mexico Government International Bond 6.625% 3/03/15	25,000	27,500
Republic of Brazil 8.000% 1/15/18	80,278	92,801
Republic of Colombia COP (e) 9.850% 6/28/27	37,000,000	20,357
Republic of Iraq (b) 5.800% 1/15/28	250,000	187,500
Republic of Turkey 7.500% 11/07/19	300,000	330,750
Republic of Turkey TRY (e) 16.000% 3/07/12	24,975	19,217
United Mexican States 5.625% 1/15/17	310,000	322,400
United Mexican States MXN (e) 10.000% 12/05/24	300,000	25,671
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,090,190)		2,154,423
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 15.4%
Collateralized Mortgage Obligations – 0.5%
Federal Home Loan Mortgage Corp.
Series 3312, Class PA 5.500% 5/15/37	103,840	109,130
Series 3233, Class PA 6.000% 10/15/36	92,847	99,518
Federal National Mortgage Association
Series 2007-33, Class HE 5.500% 4/25/37	138,318	145,694
Series 2007-40, Class PT 5.500% 5/25/37	285,447	299,783
		654,125
Pass-Through Securities – 14.9%
Federal Home Loan Mortgage Corp.
Pool #G13305 5.000% 11/01/23	618,603	650,910
Pool #A74199 5.000% 2/01/38	1,139,676	1,179,208
Pool #G03865 5.500% 12/01/37	552,152	579,027
Pool #1Q0357 5.706% 11/01/37	92,720	98,378
Pool #1N0364 6.243% 2/01/37	83,022	88,009
Pool #G04553 6.500% 8/01/38	39,987	42,720
Federal Home Loan Mortgage Corp. TBA(f) Pool #33668 6.500% 12/01/34	1,625,000	1,732,403
Federal National Mortgage Association
Pool #931195 4.500% 5/01/24	1,298,145	1,346,774
Pool #934854 4.500% 5/01/24	2,538,890	2,633,999
Pool #992261 4.500% 1/01/39	378,828	384,273
Pool #934759 5.000% 2/01/39	3,282,449	3,395,796
Pool #891908 5.500% 6/01/21	481,461	513,282
Pool #888352 5.500% 5/01/37	1,204,824	1,266,524
Pool #929318 5.500% 3/01/38	101,472	106,399
Pool #962553 5.500% 4/01/38	140,067	146,868
Pool #891436 6.000% 3/01/36	2,343,798	2,485,342
Pool #888408 6.000% 3/01/37	75,461	79,499
Pool #888637 6.000% 9/01/37	402,349	425,767
Pool #940664 6.000% 9/01/37	1,621,297	1,715,155

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #944066 6.500% 7/01/37	$478,603	$510,647
Pool #256860 6.500% 8/01/37	38,342	40,909
Pool #888373 7.000% 3/01/37	301,332	325,024
Pool #955210 7.000% 12/01/37	112,274	121,875
Pool #256975 7.000% 10/01/47	85,705	92,980
Federal National Mortgage Association TBA(f) Pool #52721 6.500% 4/01/35	1,225,000	1,308,836
		21,270,604
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $21,172,177)		21,924,729
U.S. TREASURY OBLIGATIONS – 9.9%
U.S. Treasury Bonds & Notes – 9.9%
U.S. Treasury Note 2.250% 5/31/14	6,275,000	6,294,609
U.S. Treasury Note 2.750% 2/15/19	8,190,000	7,816,652
		14,111,261
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,763,355)		14,111,261
TOTAL BONDS & NOTES (Cost $59,005,706)		61,089,425
TOTAL LONG-TERM INVESTMENTS (Cost $130,826,283)		137,563,026
SHORT-TERM INVESTMENTS – 4.7%
Repurchase Agreement – 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (g)	6,609,028	6,609,028
TOTAL SHORT-TERM INVESTMENTS (Cost $6,609,028)		6,609,028
TOTAL INVESTMENTS – 101.2% (Cost $137,435,311) (h)		144,172,054
Other Assets/ (Liabilities) – (1.2)%		(1,641,864)
NET ASSETS – 100.0%		$142,530,190

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
FRN	Floating Rate Note
MBS	Mortgage Backed Security
MXN	Mexican Peso
TBA	To Be Announced
TRY	New Turkish Lira
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $3,510,548 or 2.46% of net assets.
(c)	Restricted security. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2009, these securities amounted to a value of $102,000 or 0.07% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $6,609,030. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $6,742,126.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.8%
COMMON STOCK – 96.8%
Aerospace & Defense – 1.6%
The Boeing Co.	83,800	$4,537,770
Lockheed Martin Corp.	26,100	2,037,888
		6,575,658
Airlines – 0.6%
Southwest Airlines Co.	246,700	2,368,320
Banks – 9.3%
Allied Irish Banks PLC (a)	134,150	642,551
Bank of America Corp.	648,077	10,965,463
Bank of New York Mellon Corp.	180,600	5,235,594
Capital One Financial Corp.	87,700	3,133,521
KeyCorp	247,700	1,610,050
Marshall & Ilsley Corp.	101,400	818,298
SunTrust Banks, Inc.	141,900	3,199,845
U.S. Bancorp	296,700	6,485,862
Wells Fargo & Co.	256,500	7,228,170
		39,319,354
Beverages – 0.4%
InBev NV	38,900	1,778,122
Biotechnology – 0.7%
Amgen, Inc. (a)	46,200	2,782,626
Building Materials – 1.0%
Masco Corp.	220,900	2,854,028
USG Corp. (a)	80,000	1,374,400
		4,228,428
Chemicals – 1.7%
Du Pont (E.I.) de Nemours & Co.	115,500	3,712,170
International Flavors & Fragrances, Inc.	90,300	3,425,079
		7,137,249
Coal – 0.4%
CONSOL Energy, Inc.	34,500	1,556,295
Commercial Services – 0.2%
H&R Block, Inc.	39,800	731,524
Computers – 1.8%
Accenture PLC Class A	26,800	998,836
Computer Sciences Corp. (a)	77,400	4,079,754
Dell, Inc. (a)	168,700	2,574,362
		7,652,952
Distribution & Wholesale – 0.5%
Genuine Parts Co.	51,600	1,963,896
Diversified Financial – 8.5%
American Express Co.	243,700	8,261,430
Fannie Mae (a)	87,055	132,324
The Goldman Sachs Group, Inc.	20,800	3,834,480
JP Morgan Chase & Co.	371,900	16,296,658
Legg Mason, Inc.	50,300	1,560,809
NYSE Euronext	52,100	1,505,169
SLM Corp. (a)	247,700	2,159,944
UBS AG (a)	121,355	2,222,010
		35,972,824
Electric – 5.6%
CenterPoint Energy, Inc.	53,600	666,248
Constellation Energy Group, Inc.	64,500	2,087,865
Duke Energy Corp.	180,600	2,842,644
Entergy Corp.	43,900	3,505,854
FirstEnergy Corp.	37,000	1,691,640
NRG Energy, Inc. (a)	36,500	1,028,935
PG&E Corp.	64,500	2,611,605
Pinnacle West Capital Corp.	64,500	2,116,890
Progress Energy, Inc.	83,800	3,273,228
TECO Energy, Inc.	61,900	871,552
Xcel Energy, Inc.	154,800	2,978,352
		23,674,813
Foods – 2.7%
The Hershey Co.	164,100	6,376,926
Kraft Foods, Inc. Class A	122,500	3,218,075
McCormick & Co., Inc.	51,600	1,751,304
		11,346,305
Forest Products & Paper – 2.2%
International Paper Co.	239,400	5,321,862
MeadWestvaco Corp.	115,500	2,576,805
Weyerhaeuser Co.	38,700	1,418,355
		9,317,022
Gas – 0.9%
NiSource, Inc.	266,200	3,697,518
Hand & Machine Tools – 0.4%
The Black & Decker Corp.	32,200	1,490,538
Health Care — Products – 0.9%
Johnson & Johnson	64,500	3,927,405
Health Care — Services – 0.4%
WellPoint, Inc. (a)	38,500	1,823,360
Home Builders – 0.2%
D.R. Horton, Inc.	72,200	823,802
Home Furnishing – 1.4%
Harman International Industries, Inc.	46,700	1,582,196
Whirlpool Corp.	64,900	4,540,404
		6,122,600
Household Products – 2.7%
Avery Dennison Corp.	83,800	3,017,638
Fortune Brands, Inc.	129,000	5,544,420
Kimberly-Clark Corp.	51,600	3,043,368
		11,605,426
Insurance – 3.5%
The Chubb Corp.	38,700	1,950,867
Lincoln National Corp.	130,800	3,389,028
Marsh & McLennan Cos., Inc.	206,400	5,104,272
The Progressive Corp. (a)	116,100	1,924,938
The Travelers Cos., Inc.	45,200	2,225,196
		14,594,301
Internet – 0.7%
eBay, Inc. (a)	123,400	2,913,474
Iron & Steel – 1.0%
Nucor Corp.	92,300	4,339,023
Leisure Time – 0.5%
Harley-Davidson, Inc.	90,300	2,076,900
Lodging – 1.1%
Marriott International, Inc. Class A	114,275	3,152,847
MGM MIRAGE (a)	119,200	1,435,168
		4,588,015
Machinery — Diversified – 1.2%
Deere & Co.	90,300	3,875,676
Eaton Corp.	23,700	1,341,183
		5,216,859
Manufacturing – 7.2%
3M Co.	96,200	7,099,560

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cooper Industries PLC Class A	67,600	$2,539,732
General Electric Co.	679,800	11,162,316
Honeywell International, Inc.	83,800	3,113,170
Illinois Tool Works, Inc.	129,000	5,509,590
Pall Corp.	25,800	832,824
		30,257,192
Media – 4.8%
Cablevision Systems Corp. Class A	126,100	2,994,875
CBS Corp. Class B	32,900	396,445
The McGraw-Hill Cos., Inc.	148,300	3,728,262
New York Times Co. Class A	186,100	1,511,132
Time Warner, Inc.	207,333	5,967,044
The Walt Disney Co.	167,700	4,605,042
WPP PLC	140,300	1,207,493
		20,410,293
Mining – 1.3%
Alcoa, Inc.	129,000	1,692,480
Vulcan Materials Co.	68,500	3,703,795
		5,396,275
Oil & Gas – 11.6%
Anadarko Petroleum Corp.	77,400	4,855,302
BP PLC Sponsored ADR (United Kingdom)	96,700	5,147,341
Chevron Corp.	153,900	10,839,177
ConocoPhillips	36,200	1,634,792
Exxon Mobil Corp.	153,900	10,559,079
Murphy Oil Corp.	96,700	5,567,019
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	147,500	8,435,525
Sunoco, Inc.	75,100	2,136,595
		49,174,830
Oil & Gas Services – 1.5%
BJ Services Co.	64,100	1,245,463
Schlumberger Ltd.	83,800	4,994,480
		6,239,943
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co.	154,800	3,486,096
Eli Lilly & Co.	103,200	3,408,696
Merck & Co., Inc.	144,500	4,570,535
Wyeth	116,400	5,654,712
		17,120,039
Pipelines – 0.6%
Spectra Energy Corp.	96,750	1,832,445
The Williams Cos., Inc.	39,100	698,717
		2,531,162
Retail – 3.8%
Bed Bath & Beyond, Inc. (a)	139,800	5,248,092
The Home Depot, Inc.	250,100	6,662,664
Macy's, Inc.	93,400	1,708,286
Tiffany & Co.	67,500	2,600,775
		16,219,817
Semiconductors – 1.8%
Analog Devices, Inc.	135,400	3,734,332
Applied Materials, Inc.	109,600	1,468,640
Intel Corp.	128,400	2,512,788
		7,715,760
Software – 1.7%
Electronic Arts, Inc. (a)	58,700	1,118,235
Microsoft Corp.	238,600	6,177,354
		7,295,589
Telecommunications – 4.7%
AT&T, Inc.	310,400	8,383,904
Cisco Systems, Inc. (a)	83,800	1,972,652
Qwest Communications International, Inc.	645,000	2,457,450
Sprint Nextel Corp. (a)	288,000	1,137,601
Verizon Communications, Inc.	134,800	4,080,396
Vodafone Group PLC	821,700	1,846,605
		19,878,608
Toys, Games & Hobbies – 0.7%
Mattel, Inc.	157,400	2,905,603
Transportation – 1.0%
United Parcel Service, Inc. Class B	77,400	4,370,778
TOTAL COMMON STOCK (Cost $425,008,556)		409,140,498
TOTAL EQUITIES (Cost $425,008,556)		409,140,498
	Principal Amount
BONDS & NOTES – 0.4%
CORPORATE DEBT – 0.4%
Auto Manufacturers – 0.4%
Ford Motor Co. 4.250% 12/15/36	$1,826,000	1,851,108
TOTAL CORPORATE DEBT (Cost $833,200)		1,851,108
TOTAL BONDS & NOTES (Cost $833,200)		1,851,108
	Number of Shares
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
T. Rowe Price Reserve Investment Fund	3,720,500	3,720,500
TOTAL MUTUAL FUNDS (Cost $3,720,500)		3,720,500
TOTAL LONG-TERM INVESTMENTS (Cost $429,562,256)		414,712,106
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$11,200,361	11,200,361
TOTAL SHORT-TERM INVESTMENTS (Cost $11,200,361)		11,200,361
TOTAL INVESTMENTS – 100.8% (Cost $440,762,617) (c)		425,912,467
Other Assets/ (Liabilities) – (0.8)%		(3,311,855)
NET ASSETS – 100.0%		$422,600,612

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $11,200,364. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $11,426,130.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Advertising – 0.1%
Harte-Hanks, Inc.	11,434	$158,132
Aerospace & Defense – 2.4%
General Dynamics Corp.	18,769	1,212,477
Lockheed Martin Corp.	19,093	1,490,782
Northrop Grumman Corp.	57,767	2,989,442
Raytheon Co.	11,151	534,914
		6,227,615
Agriculture – 2.5%
Altria Group, Inc.	49,541	882,325
Archer-Daniels-Midland Co.	24,672	720,916
Bunge Ltd.	32,106	2,010,156
Lorillard, Inc.	7,316	543,579
Philip Morris International, Inc.	13,355	650,923
Reynolds American, Inc.	34,629	1,541,683
		6,349,582
Apparel – 0.1%
The Timberland Co. Class A (a)	9,622	133,938
Auto Manufacturers – 0.1%
Navistar International Corp. (a)	9,125	341,457
Automotive & Parts – 0.2%
WABCO Holdings, Inc.	21,561	452,781
Banks – 5.3%
Bank of America Corp.	207,053	3,503,337
Bank of New York Mellon Corp.	52,027	1,508,263
Canadian Imperial Bank of Commerce	12,096	737,977
Capital One Financial Corp.	7,746	276,765
Cullen/Frost Bankers, Inc.	2,209	114,073
Fifth Third Bancorp	25,776	261,111
First Horizon National Corp. (a)	10,839	143,405
Huntington Bancshares, Inc.	63,843	300,701
KeyCorp	3,723	24,199
Marshall & Ilsley Corp.	6,791	54,803
PNC Financial Services Group, Inc.	2,772	134,691
Regions Financial Corp.	6,271	38,943
Royal Bank of Canada	14,225	762,033
State Street Corp.	4,010	210,926
SunTrust Banks, Inc.	4,870	109,818
The Toronto-Dominion Bank	14,122	910,163
U.S. Bancorp	79,891	1,746,417
Wells Fargo & Co.	84,209	2,373,010
Zions Bancorp	7,498	134,739
		13,345,374
Beverages – 0.6%
The Coca-Cola Co.	14,216	763,399
Coca-Cola Enterprises, Inc.	20,437	437,556
PepsiCo, Inc.	4,584	268,898
		1,469,853
Biotechnology – 1.7%
Amgen, Inc. (a)	69,863	4,207,848
Chemicals – 2.3%
Ashland, Inc.	26,029	1,124,973
CF Industries Holdings, Inc.	5,770	497,547
The Dow Chemical Co.	14,155	369,021
Du Pont (E.I.) de Nemours & Co.	62,187	1,998,690
Minerals Technologies, Inc.	3,935	187,149
OM Group, Inc. (a)	11,976	363,951
Terra Industries, Inc.	24,406	846,156
The Valspar Corp.	12,324	339,033
		5,726,520
Coal – 0.5%
Alpha Natural Resources, Inc. (a)	39,000	1,368,900
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	1,050	77,353
Convergys Corp. (a)	24,710	245,617
Donnelley (R.R.) & Sons Co.	71,333	1,516,540
Manpower, Inc.	3,477	197,181
Rent-A-Center, Inc. (a)	40,659	767,642
Western Union Co.	72,011	1,362,448
		4,166,781
Computers – 9.0%
Accenture PLC Class A	67,231	2,505,700
Apple, Inc. (a)	17,138	3,176,871
Computer Sciences Corp. (a)	43,027	2,267,953
Diebold, Inc.	7,712	253,956
EMC Corp. (a)	36,356	619,506
Hewlett-Packard Co.	85,095	4,017,335
International Business Machines Corp.	57,244	6,846,955
Synaptics, Inc. (a)	455	11,466
Synopsys, Inc. (a)	24,415	547,384
Western Digital Corp. (a)	73,223	2,674,836
		22,921,962
Cosmetics & Personal Care – 1.7%
The Procter & Gamble Co.	74,893	4,337,803
Distribution & Wholesale – 0.2%
Ingram Micro, Inc. Class A (a)	5,698	96,011
Tech Data Corp. (a)	6,960	289,606
		385,617
Diversified Financial – 5.1%
American Express Co.	17,210	583,419
BlackRock, Inc.	1,747	378,784
Citigroup, Inc.	229,956	1,112,987
CME Group, Inc.	2,368	729,794
Discover Financial Services	3,265	52,991
E*TRADE Financial Corp. (a)	64,498	112,871
Federated Investors, Inc. Class B	1,578	41,612
The Goldman Sachs Group, Inc.	9,966	1,837,232
Janus Capital Group, Inc.	18,178	257,764
JP Morgan Chase & Co.	115,496	5,061,035
Legg Mason, Inc.	1,709	53,030
Morgan Stanley	53,431	1,649,949
NYSE Euronext	11,949	345,207
SLM Corp. (a)	2,804	24,451
TD Ameritrade Holding Corp. (a)	43,288	849,311
		13,090,437

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric – 3.9%
Constellation Energy Group, Inc.	33,720	$1,091,516
DTE Energy Co.	26,163	919,368
Duke Energy Corp.	5,362	84,398
Edison International	46,483	1,560,899
Entergy Corp.	3,955	315,846
Exelon Corp.	11,548	573,012
FPL Group, Inc.	49,179	2,716,156
Integrys Energy Group, Inc.	11,153	400,281
NRG Energy, Inc. (a)	12,646	356,491
PG&E Corp.	6,647	269,137
Public Service Enterprise Group, Inc.	55,199	1,735,457
		10,022,561
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	27,512	1,102,681
GrafTech International Ltd. (a)	36,479	536,241
		1,638,922
Electronics – 1.2%
Arrow Electronics, Inc. (a)	18,852	530,684
Avnet, Inc. (a)	9,405	244,248
Brady Corp. Class A	15,684	450,444
Celestica, Inc. (a)	169,954	1,611,164
PerkinElmer, Inc.	9,379	180,452
		3,016,992
Engineering & Construction – 1.6%
Emcor Group, Inc. (a)	76,661	1,941,056
Fluor Corp.	29,248	1,487,261
The Shaw Group, Inc. (a)	16,596	532,566
		3,960,883
Foods – 1.7%
ConAgra Foods, Inc.	2,083	45,159
Fresh Del Monte Produce, Inc. (a)	8,072	182,508
General Mills, Inc.	21,889	1,409,214
Kraft Foods, Inc. Class A	29,241	768,161
The Kroger Co.	30,744	634,556
SUPERVALU, Inc.	89,985	1,355,174
Tyson Foods, Inc. Class A	382	4,825
		4,399,597
Gas – 0.1%
New Jersey Resources Corp.	2,086	75,742
UGI Corp.	7,128	178,628
		254,370
Hand & Machine Tools – 0.1%
Lincoln Electric Holdings, Inc.	4,755	225,625
Health Care — Products – 4.9%
Baxter International, Inc.	25,035	1,427,245
Becton, Dickinson & Co.	31,353	2,186,872
Boston Scientific Corp. (a)	54,379	575,874
C.R. Bard, Inc.	9,488	745,852
Hill-Rom Holdings, Inc.	25,039	545,349
Johnson & Johnson	116,375	7,086,074
		12,567,266
Health Care — Services – 1.1%
AMERIGROUP Corp. (a)	2,924	64,825
Coventry Health Care, Inc. (a)	63,174	1,260,953
Humana, Inc. (a)	15,871	591,988
Magellan Health Services, Inc. (a)	2,515	78,116
WellCare Health Plans Inc. (a)	8,873	218,720
WellPoint, Inc. (a)	11,853	561,358
		2,775,960
Home Builders – 0.5%
NVR, Inc. (a)	2,112	1,346,125
Home Furnishing – 0.3%
Harman International Industries, Inc.	19,537	661,914
Household Products – 1.1%
Blyth, Inc.	2,243	86,871
The Clorox Co.	3,985	234,398
Kimberly-Clark Corp.	40,216	2,371,940
		2,693,209
Insurance – 3.4%
ACE Ltd. (a)	34,300	1,833,678
Aflac, Inc.	616	26,328
American Financial Group, Inc.	28,690	731,595
American International Group, Inc. (a)	1,766	77,898
Aspen Insurance Holdings Ltd.	38,014	1,006,231
Axis Capital Holdings Ltd.	13,614	410,870
Endurance Specialty Holdings Ltd.	7,334	267,471
Genworth Financial, Inc. Class A	21,858	261,203
The Hartford Financial Services Group, Inc.	6,080	161,120
Lincoln National Corp.	4,922	127,529
MetLife, Inc.	22,965	874,278
Principal Financial Group, Inc.	39,358	1,078,016
Prudential Financial, Inc.	27,613	1,378,165
StanCorp Financial Group, Inc.	1,769	71,414
The Travelers Cos., Inc.	8,504	418,652
		8,724,448
Internet – 1.3%
Google, Inc. Class A (a)	4,548	2,255,126
Netflix, Inc. (a)	6,197	286,116
Symantec Corp. (a)	16,267	267,917
Yahoo!, Inc. (a)	28,172	501,743
		3,310,902
Iron & Steel – 0.2%
Allegheny Technologies, Inc.	4,612	161,374
Reliance Steel & Aluminum Co.	9,332	397,170
		558,544
Leisure Time – 0.1%
WMS Industries, Inc. (a)	7,105	316,599
Lodging – 0.2%
Wyndham Worldwide Corp.	34,289	559,596
Machinery — Diversified – 0.3%
Cummins, Inc.	4,448	199,315
Flowserve Corp.	3,074	302,912
Rockwell Automation, Inc.	5,717	243,544
		745,771
Manufacturing – 3.0%
3M Co.	9,355	690,399
Acuity Brands, Inc.	11,152	359,206
Carlisle Cos., Inc.	24,850	842,664
Dover Corp.	25,762	998,535
General Electric Co.	212,131	3,483,191
Honeywell International, Inc.	13,202	490,454

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Parker Hannifin Corp.	15,447	$800,772
		7,665,221
Media – 2.3%
Comcast Corp. Class A	105,533	1,782,452
Gannett Co., Inc.	18,521	231,698
Time Warner, Inc.	91,556	2,634,982
The Walt Disney Co.	43,993	1,208,048
		5,857,180
Metal Fabricate & Hardware – 0.3%
Mueller Industries, Inc.	14,891	355,448
The Timken Co.	14,147	331,464
Worthington Industries, Inc.	11,187	155,500
		842,412
Mining – 0.0%
Newmont Mining Corp.	440	19,369
Office Furnishings – 0.1%
Herman Miller, Inc.	22,504	380,543
Oil & Gas – 11.9%
Apache Corp.	9,572	878,997
Chevron Corp.	89,540	6,306,302
ConocoPhillips	96,196	4,344,211
ENSCO International, Inc.	5,528	235,161
Exxon Mobil Corp.	148,503	10,188,791
Hess Corp.	9,712	519,204
Murphy Oil Corp.	34,699	1,997,621
Occidental Petroleum Corp.	54,375	4,263,000
Tesoro Corp./Texas	5,924	88,742
Valero Energy Corp.	75,914	1,471,972
		30,294,001
Oil & Gas Services – 0.4%
Helix Energy Solutions Group, Inc. (a)	43,289	648,469
National Oilwell Varco, Inc. (a)	6,237	269,002
		917,471
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	111,408	2,508,908
Eli Lilly & Co.	88,278	2,915,822
Herbalife Ltd.	1,754	57,426
Pfizer, Inc.	314,891	5,211,446
Talecris Biotherapeutics Holdings Corp. (a)	14,566	276,754
Wyeth	2,212	107,459
		11,077,815
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	2,417	35,651
Equity Residential	1,077	33,064
Host Hotels & Resorts, Inc.	2,417	28,448
HRPT Properties Trust	27,359	205,740
Kimco Realty Corp.	2,428	31,661
ProLogis	5,179	61,734
Public Storage	6,920	520,661
Simon Property Group, Inc.	7,940	551,274
Vornado Realty Trust	377	24,282
		1,492,515
Retail – 5.5%
AutoNation, Inc. (a)	15,275	276,172
Barnes & Noble, Inc.	21,835	485,174
Columbia Sportswear Co.	3,104	127,761
Dollar Tree, Inc. (a)	3,321	161,666
Family Dollar Stores, Inc.	20,406	538,718
The Gap, Inc.	127,353	2,725,354
The Home Depot, Inc.	9,389	250,123
Jones Apparel Group, Inc.	36,493	654,320
McDonald's Corp.	48,264	2,754,427
Panera Bread Co. Class A (a)	4,190	230,450
Polo Ralph Lauren Corp.	9,328	714,711
RadioShack Corp.	69,646	1,154,034
Ross Stores, Inc.	24,634	1,176,766
Wal-Mart Stores, Inc.	50,560	2,481,991
World Fuel Services Corp.	6,291	302,408
		14,034,075
Semiconductors – 3.8%
Amkor Technology, Inc. (a)	130,723	899,374
Analog Devices, Inc.	4,051	111,727
Broadcom Corp. Class A (a)	19,326	593,115
Intel Corp.	185,494	3,630,117
LSI Corp. (a)	267,330	1,467,642
Maxim Integrated Products, Inc.	15,679	284,417
NVIDIA Corp. (a)	20,471	307,679
Texas Instruments, Inc.	54,859	1,299,610
Xilinx, Inc.	41,392	969,401
		9,563,082
Software – 3.1%
Autodesk, Inc. (a)	11,215	266,917
Broadridge Financial Solutions Inc.	19,898	399,950
Microsoft Corp.	194,594	5,038,039
Novell, Inc. (a)	46,973	211,848
Oracle Corp.	72,555	1,512,046
Parametric Technology Corp. (a)	17,475	241,504
Sybase, Inc. (a)	7,519	292,489
		7,962,793
Telecommunications – 5.3%
AT&T, Inc.	201,176	5,433,764
Cisco Systems, Inc. (a)	94,260	2,218,881
Qualcomm, Inc.	5,893	265,067
Qwest Communications International, Inc.	219,452	836,112
Sprint Nextel Corp. (a)	55,780	220,331
Verizon Communications, Inc.	145,071	4,391,299
		13,365,454
Toys, Games & Hobbies – 0.5%
Hasbro, Inc.	45,951	1,275,140
Transportation – 2.0%
CSX Corp.	21,879	915,855
Expeditors International of Washington, Inc.	2,840	99,826
FedEx Corp.	5,098	383,471
Norfolk Southern Corp.	19,912	858,406
Union Pacific Corp.	30,939	1,805,291
United Parcel Service, Inc. Class B	9,355	528,277
UTI Worldwide, Inc.	25,400	367,792
		4,958,918
TOTAL COMMON STOCK (Cost $233,492,326)		252,169,873
TOTAL EQUITIES (Cost $233,492,326)		252,169,873

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS – 0.3%
Diversified Financial – 0.3%
Financial Select Sector SPDR Fund	51,556	$770,247
TOTAL MUTUAL FUNDS (Cost $735,188)		770,247
TOTAL LONG-TERM INVESTMENTS (Cost $234,227,514)		252,940,120
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$2,970,164	2,970,164
TOTAL SHORT-TERM INVESTMENTS (Cost $2,970,164)		2,970,164
TOTAL INVESTMENTS – 100.7% (Cost $237,197,678) (c)		255,910,284
Other Assets/ (Liabilities) – (0.7)%		(1,790,969)
NET ASSETS – 100.0%		$254,119,315

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,970,165. Collateralized by U.S. Government Agency obligations with rates ranging from 5.270% - 5.338%, maturity dates ranging from 05/01/35-6/01/35, and an aggregate market value, including accrued interest, of $3,030,640.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.2%
Aerospace & Defense – 0.2%
United Technologies Corp.	5,800	$353,394
Agriculture – 3.7%
Altria Group, Inc.	26,800	477,308
Philip Morris International, Inc.	108,800	5,302,912
		5,780,220
Airlines – 0.5%
Delta Air Lines, Inc. (a)	47,800	428,288
Southwest Airlines Co.	42,600	408,960
		837,248
Auto Manufacturers – 0.5%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	25,100	760,781
Automotive & Parts – 0.2%
BorgWarner, Inc.	11,200	338,912
Banks – 0.4%
Bank of New York Mellon Corp.	9,000	260,910
State Street Corp.	7,000	368,200
		629,110
Beverages – 3.5%
The Coca-Cola Co.	20,500	1,100,850
PepsiCo, Inc.	73,200	4,293,912
		5,394,762
Biotechnology – 3.9%
Biogen Idec, Inc. (a)	36,100	1,823,772
Celgene Corp. (a)	74,500	4,164,550
		5,988,322
Chemicals – 2.4%
Air Products & Chemicals, Inc.	9,600	744,768
The Dow Chemical Co.	27,600	719,532
Monsanto Co.	18,400	1,424,160
Potash Corp. of Saskatchewan, Inc.	8,900	804,026
		3,692,486
Commercial Services – 2.3%
Iron Mountain, Inc. (a)	22,900	610,514
Paychex, Inc.	49,000	1,423,450
Strayer Education, Inc.	1,250	272,100
Visa, Inc. Class A	18,200	1,257,802
		3,563,866
Computers – 3.7%
Apple, Inc. (a)	9,700	1,798,089
Hewlett-Packard Co.	15,500	731,755
International Business Machines Corp.	10,200	1,220,022
NetApp, Inc. (a)	28,200	752,376
Research In Motion Ltd. (a)	16,900	1,141,595
		5,643,837
Cosmetics & Personal Care – 2.0%
Colgate-Palmolive Co.	14,300	1,090,804
The Procter & Gamble Co.	33,500	1,940,320
		3,031,124
Diversified Financial – 7.1%
BlackRock, Inc.	1,200	260,184
The Charles Schwab Corp.	37,500	718,125
The Goldman Sachs Group, Inc.	37,400	6,894,690
JP Morgan Chase & Co.	58,700	2,572,234
T. Rowe Price Group, Inc.	10,500	479,850
		10,925,083
Electric – 0.4%
Edison International	8,400	282,072
Exelon Corp.	300	14,886
Progress Energy, Inc.	6,300	246,078
		543,036
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	22,100	885,768
Electronics – 1.2%
Agilent Technologies, Inc. (a)	21,800	606,694
Jabil Circuit, Inc.	48,400	649,044
Tyco Electronics Ltd.	27,700	617,156
		1,872,894
Energy — Alternate Sources – 0.5%
First Solar, Inc. (a)	5,300	810,158
Engineering & Construction – 1.4%
Fluor Corp.	39,000	1,983,150
Jacobs Engineering Group, Inc. (a)	4,500	206,775
		2,189,925
Foods – 1.8%
General Mills, Inc.	11,200	721,056
Kraft Foods, Inc. Class A	59,701	1,568,345
Unilever NV NY Shares	14,300	412,698
		2,702,099
Forest Products & Paper – 0.1%
Plum Creek Timber Co., Inc.	6,100	186,904
Gas – 0.4%
Sempra Energy	13,200	657,492
Health Care — Products – 4.2%
Baxter International, Inc.	69,100	3,939,391
Johnson & Johnson	17,500	1,065,575
Medtronic, Inc.	41,600	1,530,880
		6,535,846
Health Care — Services – 3.0%
Aetna, Inc.	66,500	1,850,695
DaVita, Inc. (a)	46,500	2,633,760
UnitedHealth Group, Inc.	7,300	182,792
		4,667,247
Insurance – 3.5%
ACE Ltd. (a)	4,800	256,608
Aflac, Inc.	8,800	376,112
Allstate Corp.	38,800	1,188,056
Berkshire Hathaway, Inc. Class A (a)	10	1,010,000
The Progressive Corp. (a)	106,500	1,765,770
RenaissanceRe Holdings Ltd.	14,200	777,592
		5,374,138
Internet – 3.0%
Google, Inc. Class A (a)	8,900	4,413,065
Yahoo!, Inc. (a)	13,400	238,654
		4,651,719
Iron & Steel – 2.0%
Allegheny Technologies, Inc.	42,300	1,480,077

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cliffs Natural Resources, Inc.	13,900	$449,804
Nucor Corp.	25,900	1,217,559
		3,147,440
Leisure Time – 0.5%
Carnival Corp.	23,300	775,424
Machinery — Diversified – 0.4%
Cummins, Inc.	12,500	560,125
Manufacturing – 1.9%
Danaher Corp.	10,400	700,128
General Electric Co.	72,300	1,187,166
Illinois Tool Works, Inc.	18,300	781,593
Parker Hannifin Corp.	6,200	321,408
		2,990,295
Media – 3.9%
CBS Corp. Class B	88,600	1,067,630
Gannett Co., Inc.	35,400	442,854
Scripps Networks Interactive Class A	11,900	439,705
Time Warner Cable, Inc.	22,000	947,980
Viacom, Inc. Class B (a)	37,900	1,062,716
The Walt Disney Co.	75,500	2,073,230
		6,034,115
Mining – 2.9%
Barrick Gold Corp.	49,900	1,891,210
Freeport-McMoRan Copper & Gold, Inc.	17,100	1,173,231
Vulcan Materials Co.	25,500	1,378,785
		4,443,226
Oil & Gas – 6.1%
Anadarko Petroleum Corp.	11,500	721,395
Chevron Corp.	28,300	1,993,169
Devon Energy Corp.	3,100	208,723
Diamond Offshore Drilling, Inc.	7,100	678,192
EOG Resources, Inc.	6,000	501,060
Exxon Mobil Corp.	10,100	692,961
Marathon Oil Corp.	23,700	756,030
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	67,100	3,829,213
		9,380,743
Oil & Gas Services – 2.6%
Schlumberger Ltd.	45,300	2,699,880
Transocean Ltd. (a)	2,900	248,037
Weatherford International Ltd. (a)	52,000	1,077,960
		4,025,877
Pharmaceuticals – 4.4%
Allergan, Inc.	35,600	2,020,656
Merck & Co., Inc.	52,100	1,647,923
Roche Holding AG Sponsored ADR (Switzerland)	6,400	259,840
Schering-Plough Corp.	2,700	76,275
Shire PLC Sponsored ADR (United Kingdom)	35,600	1,861,524
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,400	980,864
		6,847,082
Real Estate Investment Trusts (REITS) – 0.1%
Ventas, Inc.	5,100	196,350
Retail – 6.6%
Costco Wholesale Corp.	4,900	276,654
The Home Depot, Inc.	39,600	1,054,944
Lowe's Cos., Inc.	68,700	1,438,578
Nordstrom, Inc.	25,500	778,770
Target Corp.	89,400	4,173,192
Urban Outfitters, Inc. (a)	14,100	425,397
Wal-Mart Stores, Inc.	40,400	1,983,236
		10,130,771
Savings & Loans – 0.5%
Hudson City Bancorp, Inc.	57,100	750,865
Semiconductors – 1.7%
Broadcom Corp. Class A (a)	40,500	1,242,945
Maxim Integrated Products, Inc.	46,400	841,696
Microchip Technology, Inc.	18,500	490,250
		2,574,891
Software – 3.8%
Adobe Systems, Inc. (a)	50,400	1,665,216
Cerner Corp. (a)	43,100	3,223,880
Microsoft Corp.	25,300	655,017
Oracle Corp.	14,200	295,928
		5,840,041
Telecommunications – 7.0%
American Tower Corp. Class A (a)	71,500	2,602,600
AT&T, Inc.	47,600	1,285,676
Cisco Systems, Inc. (a)	119,600	2,815,384
Juniper Networks, Inc. (a)	72,900	1,969,758
Qualcomm, Inc.	46,900	2,109,562
		10,782,980
Toys, Games & Hobbies – 0.4%
Nintendo Co. Ltd. Sponsored ADR (Japan)	19,700	621,929
Transportation – 1.5%
FedEx Corp.	8,200	616,804
Norfolk Southern Corp.	10,700	461,277
Union Pacific Corp.	4,000	233,400
United Parcel Service, Inc. Class B	16,900	954,343
		2,265,824
Water – 0.4%
American Water Works Co., Inc.	30,700	612,158
TOTAL COMMON STOCK (Cost $143,481,863)		149,996,507
PREFERRED STOCK – 0.4%
Pharmaceuticals – 0.4%
Schering Plough Corp.	2,400	582,480
TOTAL PREFERRED STOCK (Cost $600,000)		582,480
TOTAL EQUITIES (Cost $144,081,863)		150,578,987
TOTAL LONG-TERM INVESTMENTS (Cost $144,081,863)		150,578,987

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$3,065,275	$3,065,275
TOTAL SHORT-TERM INVESTMENTS (Cost $3,065,275)		3,065,275
TOTAL INVESTMENTS – 99.6% (Cost $147,147,138) (c)		153,644,262
Other Assets/ (Liabilities) – 0.4%		590,322
NET ASSETS – 100.0%		$154,234,584

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,065,276. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,129,334.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Aerospace & Defense – 1.5%
United Technologies Corp.	9,780	$595,895
Apparel – 0.8%
Nike, Inc. Class B	5,200	336,440
Beverages – 1.7%
PepsiCo, Inc.	11,850	695,121
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (a)	3,990	177,715
Amgen, Inc. (a)	9,080	546,888
Celgene Corp. (a)	5,290	295,711
Illumina, Inc. (a)	8,050	342,125
		1,362,439
Chemicals – 2.5%
FMC Corp.	3,880	218,250
Praxair, Inc.	9,640	787,492
		1,005,742
Commercial Services – 2.6%
MasterCard, Inc. Class A	770	155,656
Visa, Inc. Class A	13,010	899,121
		1,054,777
Computers – 8.3%
Apple, Inc. (a)	8,230	1,525,595
Cognizant Technology Solutions Corp. Class A (a)	9,420	364,176
EMC Corp. (a)	42,470	723,689
Hewlett-Packard Co.	9,450	446,134
Research In Motion Ltd. (a)	4,090	276,280
		3,335,874
Cosmetics & Personal Care – 3.1%
Avon Products, Inc.	13,970	474,421
Colgate-Palmolive Co.	10,110	771,191
		1,245,612
Diversified Financial – 8.5%
BlackRock, Inc.	2,770	600,591
The Charles Schwab Corp.	27,770	531,796
Franklin Resources, Inc.	4,650	467,790
The Goldman Sachs Group, Inc.	1,630	300,491
IntercontinentalExchange, Inc. (a)	4,780	464,568
JP Morgan Chase & Co.	15,750	690,165
Morgan Stanley	11,690	360,987
		3,416,388
Electric – 1.2%
The AES Corp. (a)	31,900	472,758
Electrical Components & Equipment – 0.7%
AMETEK, Inc.	8,240	287,658
Electronics – 0.4%
Amphenol Corp. Class A	4,260	160,517
Energy — Alternate Sources – 0.9%
First Solar, Inc. (a)	2,290	350,049
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	15,690	314,428
Foods – 1.4%
General Mills, Inc.	8,810	567,188
Health Care — Products – 4.4%
Alcon, Inc.	3,520	488,119
Baxter International, Inc.	8,590	489,716
QIAGEN N.V. (a)	9,850	209,608
St. Jude Medical, Inc. (a)	14,430	562,914
		1,750,357
Household Products – 1.0%
Church & Dwight Co., Inc.	6,920	392,641
Internet – 6.6%
Amazon.com, Inc. (a)	11,600	1,082,976
Check Point Software Technologies Ltd. (a)	14,390	407,957
eBay, Inc. (a)	9,160	216,268
Google, Inc. Class A (a)	1,950	966,907
		2,674,108
Leisure Time – 1.1%
Carnival Corp.	13,090	435,635
Machinery — Diversified – 1.3%
Cummins, Inc.	11,400	510,834
Manufacturing – 2.2%
3M Co.	5,890	434,682
Danaher Corp.	6,960	468,547
		903,229
Media – 2.7%
Comcast Corp. Class A	17,960	303,345
The DIRECTV Group, Inc. (a)	9,330	257,321
Time Warner, Inc.	18,840	542,215
		1,102,881
Metal Fabricate & Hardware – 1.4%
Precision Castparts Corp.	5,500	560,285
Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc.	10,210	700,508
Oil & Gas – 2.0%
Southwestern Energy Co. (a)	18,880	805,798
Oil & Gas Services – 3.0%
Cameron International Corp. (a)	9,510	359,668
Transocean Ltd. (a)	9,970	852,734
		1,212,402
Pharmaceuticals – 6.2%
Abbott Laboratories	4,330	214,205
Allergan, Inc.	9,170	520,489
Express Scripts, Inc. (a)	8,240	639,259
Gilead Sciences, Inc. (a)	15,680	730,375
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	7,680	388,301
		2,492,629
Retail – 7.7%
Best Buy Co., Inc.	8,840	331,677
Coach, Inc.	11,060	364,095
CVS Caremark Corp.	16,070	574,342
The Gap, Inc.	13,050	279,270
Kohl's Corp. (a)	7,170	409,048
Lowe's Cos., Inc.	27,770	581,504
McDonald's Corp.	4,410	251,679
Wal-Mart Stores, Inc.	6,230	305,831
		3,097,446

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors – 5.2%
Broadcom Corp. Class A (a)	17,670	$542,292
Intel Corp.	34,680	678,687
Marvell Technology Group Ltd. (a)	19,490	315,543
NVIDIA Corp. (a)	17,090	256,863
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	25,535	279,864
		2,073,249
Software – 6.4%
Adobe Systems, Inc. (a)	14,040	463,882
Citrix Systems, Inc. (a)	10,500	411,915
Microsoft Corp.	35,350	915,211
MSCI, Inc. Class A (a)	9,660	286,129
Oracle Corp.	23,040	480,154
		2,557,291
Telecommunications – 7.0%
American Tower Corp. Class A (a)	14,180	516,152
Cisco Systems, Inc. (a)	57,650	1,357,081
Juniper Networks, Inc. (a)	10,510	283,980
Qualcomm, Inc.	14,350	645,463
		2,802,676
Transportation – 2.2%
CSX Corp.	10,800	452,088
Expeditors International of Washington, Inc.	12,640	444,296
		896,384
TOTAL COMMON STOCK (Cost $35,860,455)		40,169,239
TOTAL EQUITIES (Cost $35,860,455)		40,169,239
TOTAL LONG-TERM INVESTMENTS (Cost $35,860,455)		40,169,239
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$170,565	170,565
TOTAL SHORT-TERM INVESTMENTS (Cost $170,565)		170,565
TOTAL INVESTMENTS – 100.3% (Cost $36,031,020) (c)		40,339,804
Other Assets/ (Liabilities) – (0.3)%		(109,273)
NET ASSETS – 100.0%		$40,230,531

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $170,565. Collateralized by U.S. Government Agency obligations with a rate of 5.308%, maturity date of 9/01/35, and an aggregate market value, including accrued interest, of $174,784.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.7%
COMMON STOCK – 97.7%
Aerospace & Defense – 4.1%
Goodrich Corp.	35,500	$1,929,070
United Technologies Corp.	34,300	2,089,899
		4,018,969
Apparel – 2.5%
Nike, Inc. Class B	37,800	2,445,660
Banks – 3.0%
Wells Fargo & Co.	103,500	2,916,630
Beverages – 3.1%
PepsiCo, Inc.	52,200	3,062,052
Chemicals – 2.0%
Monsanto Co.	24,800	1,919,520
Commercial Services – 4.6%
Paychex, Inc.	78,400	2,277,520
Quanta Services, Inc. (a)	99,200	2,195,296
		4,472,816
Computers – 8.5%
Apple, Inc. (a)	17,200	3,188,364
EMC Corp. (a)	304,300	5,185,272
		8,373,636
Diversified Financial – 4.5%
American Express Co.	129,100	4,376,490
Health Care — Products – 4.8%
Medtronic, Inc.	64,700	2,380,960
Stryker Corp.	51,700	2,348,731
		4,729,691
Health Care — Services – 2.5%
Aetna, Inc.	88,100	2,451,823
Insurance – 3.1%
Aflac, Inc.	71,000	3,034,540
Internet – 12.3%
Amazon.com, Inc. (a)	33,900	3,164,904
Google, Inc. Class A (a)	5,975	2,962,704
Rackspace Hosting, Inc.	137,800	2,350,868
Yahoo!, Inc. (a)	204,900	3,649,269
		12,127,745
Oil & Gas – 2.7%
XTO Energy, Inc.	64,500	2,665,140
Oil & Gas Services – 7.0%
Halliburton Co.	131,900	3,577,128
Transocean Ltd. (a)	38,800	3,318,564
		6,895,692
Pharmaceuticals – 3.6%
Allergan, Inc.	62,000	3,519,120
Retail – 6.9%
Costco Wholesale Corp.	33,200	1,874,472
CVS Caremark Corp.	77,700	2,776,998
Yum! Brands, Inc.	63,300	2,137,008
		6,788,478
Software – 7.9%
Autodesk, Inc.	98,400	2,341,920
Microsoft Corp.	210,000	5,436,900
		7,778,820
Telecommunications – 10.8%
Cisco Systems, Inc. (a)	187,900	4,423,166
Nokia Oyj Sponsored ADR (Finland)	194,000	2,836,280
Qualcomm, Inc.	73,800	3,319,524
		10,578,970
Transportation – 3.8%
Expeditors International of Washington, Inc.	51,900	1,824,285
United Parcel Service, Inc. Class B	34,500	1,948,215
		3,772,500
TOTAL COMMON STOCK (Cost $81,240,594)		95,928,292
TOTAL EQUITIES (Cost $81,240,594)		95,928,292
TOTAL LONG-TERM INVESTMENTS (Cost $81,240,594)		95,928,292
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$2,266,311	2,266,311
TOTAL SHORT-TERM INVESTMENTS (Cost $2,266,311)		2,266,311
TOTAL INVESTMENTS – 100.0% (Cost $83,506,905) (c)		98,194,603
Other Assets/ (Liabilities) – (0.0)%		(31,203)
NET ASSETS – 100.0%		$98,163,400

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,266,312. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,316,655.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 97.6%
Aerospace & Defense – 0.6%
Northrop Grumman Corp.	44,500	$2,302,875
Airlines – 0.5%
Southwest Airlines Co.	203,440	1,953,024
Banks – 4.5%
City National Corp.	29,000	1,128,970
Commerce Bancshares, Inc.	200,463	7,465,242
Northern Trust Corp.	133,902	7,787,740
		16,381,952
Beverages – 0.8%
Coca-Cola Enterprises, Inc.	71,100	1,522,251
The Pepsi Bottling Group, Inc.	32,300	1,177,012
		2,699,263
Chemicals – 1.2%
International Flavors & Fragrances, Inc.	73,652	2,793,621
Minerals Technologies, Inc.	35,081	1,668,452
		4,462,073
Computers – 1.9%
Accenture PLC Class A	68,100	2,538,087
Diebold, Inc.	94,107	3,098,943
Synopsys, Inc. (a)	61,835	1,386,341
		7,023,371
Cosmetics & Personal Care – 0.8%
The Estee Lauder Cos., Inc. Class A	78,000	2,892,240
Distribution & Wholesale – 1.6%
Genuine Parts Co.	147,818	5,625,953
Diversified Financial – 2.5%
AllianceBernstein Holding LP	67,000	1,827,760
Ameriprise Financial, Inc.	134,306	4,879,337
Invesco Ltd.	63,889	1,454,114
Legg Mason, Inc.	25,300	785,059
		8,946,270
Electric – 9.4%
Ameren Corp.	42,089	1,064,010
American Electric Power Co., Inc.	39,748	1,231,790
Great Plains Energy, Inc.	30,457	546,703
IDACORP, Inc.	234,673	6,756,236
Northeast Utilities	70,571	1,675,356
PG&E Corp.	29,800	1,206,602
Portland General Electric Co.	162,581	3,206,097
Westar Energy, Inc.	285,377	5,567,705
Wisconsin Energy Corp.	207,839	9,388,088
Xcel Energy, Inc.	180,285	3,468,683
		34,111,270
Electrical Components & Equipment – 2.5%
Emerson Electric Co.	45,200	1,811,616
Hubbell, Inc. Class A	4,247	171,961
Hubbell, Inc. Class B	65,000	2,730,000
Littelfuse, Inc. (a)	13,042	342,222
Molex, Inc.	195,180	4,075,359
		9,131,158
Electronics – 0.4%
AVX Corp.	120,137	1,433,234
Entertainment – 2.3%
International Speedway Corp. Class A	171,621	4,731,591
Speedway Motorsports, Inc.	238,254	3,428,475
		8,160,066
Environmental Controls – 5.0%
IESI-BFC Ltd.	334,450	4,321,094
Republic Services, Inc.	241,128	6,406,771
Waste Management, Inc.	246,112	7,339,060
		18,066,925
Foods – 6.3%
Campbell Soup Co.	201,800	6,582,716
ConAgra Foods, Inc.	319,709	6,931,291
General Mills, Inc.	12,700	817,626
H.J. Heinz Co.	145,700	5,791,575
Kellogg Co.	55,000	2,707,650
		22,830,858
Forest Products & Paper – 0.8%
MeadWestvaco Corp.	42,008	937,198
Weyerhaeuser Co.	48,855	1,790,536
		2,727,734
Gas – 1.9%
AGL Resources, Inc.	24,900	878,223
Southwest Gas Corp.	240,749	6,158,359
		7,036,582
Health Care — Products – 3.7%
Beckman Coulter, Inc.	44,881	3,094,096
Boston Scientific Corp. (a)	90,200	955,218
CareFusion Corp. (a)	58,850	1,282,930
Covidien PLC	27,800	1,202,628
Symmetry Medical, Inc. (a)	281,363	2,917,735
Zimmer Holdings, Inc. (a)	70,900	3,789,605
		13,242,212
Health Care — Services – 1.6%
LifePoint Hospitals, Inc. (a)	161,400	4,367,484
Select Medical Holdings Corp. (a)	109,205	1,099,695
Universal Health Services, Inc. Class B	3,312	205,112
		5,672,291
Home Furnishing – 0.0%
Whirlpool Corp.	2,000	139,920
Household Products – 3.6%
Fortune Brands, Inc.	85,100	3,657,598
Kimberly-Clark Corp.	159,994	9,436,446
		13,094,044
Insurance – 10.0%
Aon Corp.	223,900	9,110,491
The Chubb Corp.	131,400	6,623,874
HCC Insurance Holdings, Inc.	80,235	2,194,427
Marsh & McLennan Cos., Inc.	517,933	12,808,483
Transatlantic Holdings, Inc.	28,555	1,432,605
The Travelers Cos., Inc.	77,100	3,795,633
		35,965,513
Machinery — Diversified – 1.3%
Altra Holdings, Inc. (a)	421,689	4,718,700
Manufacturing – 1.1%
Cooper Industries PLC Class A	64,900	2,438,293

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	43,000	$1,666,680
		4,104,973
Media – 0.1%
The McGraw-Hill Cos., Inc.	11,100	279,054
Metal Fabricate & Hardware – 1.0%
Kaydon Corp.	112,813	3,657,398
Mining – 1.6%
Barrick Gold Corp.	43,436	1,646,224
Newmont Mining Corp.	94,389	4,155,004
		5,801,228
Office Equipment/Supplies – 1.5%
Pitney Bowes, Inc.	211,900	5,265,715
Oil & Gas – 6.8%
Apache Corp.	45,694	4,196,080
EOG Resources, Inc.	34,500	2,881,095
EQT Corp.	141,362	6,022,021
Helmerich & Payne, Inc.	45,800	1,810,474
Imperial Oil Ltd.	104,200	3,960,407
Murphy Oil Corp.	41,200	2,371,884
Noble Energy, Inc.	48,900	3,225,444
		24,467,405
Oil & Gas Services – 1.3%
Baker Hughes, Inc.	32,800	1,399,248
BJ Services Co.	56,400	1,095,852
Cameron International Corp. (a)	59,600	2,254,072
		4,749,172
Packaging & Containers – 1.1%
Bemis Co., Inc.	157,163	4,072,093
Pharmaceuticals – 1.0%
Cardinal Health, Inc.	81,800	2,192,240
Patterson Cos., Inc. (a)	41,700	1,136,325
Talecris Biotherapeutics Holdings Corp. (a)	21,191	402,629
		3,731,194
Real Estate Investment Trusts (REITS) – 2.5%
Boston Properties, Inc.	35,350	2,317,192
Federal Realty Investment Trust	6,005	368,527
Government Properties Income Trust (a)	127,764	3,067,614
HCP, Inc.	7,202	206,985
Host Hotels & Resorts, Inc.	232,162	2,732,547
Public Storage	3,700	278,388
		8,971,253
Retail – 5.3%
CEC Entertainment, Inc. (a)	126,500	3,271,290
Costco Wholesale Corp.	31,100	1,755,906
Lowe's Cos., Inc.	356,500	7,465,110
PetSmart, Inc.	302,200	6,572,850
		19,065,156
Savings & Loans – 2.4%
Hudson City Bancorp, Inc.	69,400	912,610
People's United Financial, Inc.	470,512	7,321,167
Washington Federal, Inc.	30,181	508,851
		8,742,628
Semiconductors – 3.7%
Applied Materials, Inc.	273,800	3,668,920
Emulex Corp. (a)	290,700	2,991,303
KLA-Tencor Corp.	38,900	1,394,954
QLogic Corp. (a)	89,300	1,535,960
Teradyne, Inc. (a)	144,600	1,337,550
Verigy Ltd. (a)	219,900	2,555,238
		13,483,925
Software – 0.8%
IMS Health, Inc.	187,900	2,884,265
Telecommunications – 2.8%
BCE, Inc.	135,677	3,339,567
CenturyTel, Inc.	149,887	5,036,203
Iowa Telecommunications Services, Inc.	148,800	1,874,880
		10,250,650
Toys, Games & Hobbies – 0.9%
Mattel, Inc.	169,100	3,121,586
Transportation – 0.5%
Heartland Express, Inc.	113,800	1,638,720
TOTAL COMMON STOCK (Cost $307,381,242)		352,903,943
TOTAL EQUITIES (Cost $307,381,242)		352,903,943
MUTUAL FUNDS – 2.4%
Diversified Financial – 2.4%
iShares Russell Midcap Value Index Fund	236,800	8,387,456
TOTAL MUTUAL FUNDS (Cost $7,682,685)		8,387,456
TOTAL LONG-TERM INVESTMENTS (Cost $315,063,927)		361,291,399
	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$430,590	430,590
TOTAL SHORT-TERM INVESTMENTS (Cost $430,590)		430,590
TOTAL INVESTMENTS – 100.1% (Cost $315,494,517) (c)		361,721,989
Other Assets/ (Liabilities) – (0.1)%		(190,347)
NET ASSETS – 100.0%		$361,531,642

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $430,590. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $442,081.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.8%
COMMON STOCK – 94.8%
Advertising – 1.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	19,000	$133,000
Lamar Advertising Co. Class A (a)	100,000	2,744,000
		2,877,000
Aerospace & Defense – 2.1%
Alliant Techsystems, Inc. (a)	16,000	1,245,600
Goodrich Corp.	17,000	923,780
Rockwell Collins, Inc.	71,000	3,606,800
		5,776,180
Airlines – 0.6%
Southwest Airlines Co.	175,000	1,680,000
Automotive & Parts – 0.4%
WABCO Holdings, Inc.	50,000	1,050,000
Banks – 2.4%
Fifth Third Bancorp	132,000	1,337,160
KeyCorp	190,000	1,235,000
M&T Bank Corp.	19,000	1,184,080
Marshall & Ilsley Corp.	170,000	1,371,900
SunTrust Banks, Inc.	61,000	1,375,550
		6,503,690
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (a)	27,000	1,202,580
Human Genome Sciences, Inc. (a)	93,000	1,750,260
Illumina, Inc. (a)	58,000	2,465,000
Millipore Corp. (a)	19,000	1,336,270
Myriad Genetics, Inc. (a)	19,000	520,600
Vertex Pharmaceuticals, Inc. (a)	53,000	2,008,700
		9,283,410
Coal – 1.5%
CONSOL Energy, Inc.	57,000	2,571,270
Peabody Energy Corp.	39,000	1,451,580
		4,022,850
Commercial Services – 7.2%
Global Payments, Inc.	90,000	4,203,000
Hertz Global Holdings, Inc. (a)	176,000	1,906,080
Manpower, Inc.	40,000	2,268,400
Quanta Services, Inc. (a)	76,000	1,681,880
Robert Half International, Inc.	109,000	2,727,180
SAIC, Inc. (a)	171,000	2,999,340
Western Union Co.	209,000	3,954,280
		19,740,160
Computers – 2.2%
IHS, Inc. Class A (a)	44,800	2,290,624
MICROS Systems, Inc. (a)	60,000	1,811,400
Palm, Inc. (a)	16,000	278,880
Seagate Technology	103,000	1,566,630
		5,947,534
Distribution & Wholesale – 1.0%
Fastenal Co.	68,000	2,631,600
Diversified Financial – 4.4%
Ameriprise Financial, Inc.	30,000	1,089,900
E*TRADE Financial Corp. (a)	487,000	852,250
Eaton Vance Corp.	77,000	2,155,230
Interactive Brokers Group, Inc. (a)	68,000	1,351,160
IntercontinentalExchange, Inc. (a)	21,000	2,040,990
Janus Capital Group, Inc.	112,000	1,588,160
Raymond James Financial, Inc.	51,000	1,187,280
TD Ameritrade Holding Corp. (a)	91,000	1,785,420
		12,050,390
Electric – 0.8%
Calpine Corp. (a)	195,000	2,246,400
Electrical Components & Equipment – 1.9%
A123 Systems, Inc. (a)	14,000	298,480
AMETEK, Inc.	109,000	3,805,190
SunPower Corp. Class B (a)	48,000	1,211,040
		5,314,710
Electronics – 3.4%
Dolby Laboratories, Inc. Class A (a)	60,000	2,291,400
FLIR Systems, Inc. (a)	76,000	2,125,720
Itron, Inc. (a)	15,000	962,100
Trimble Navigation Ltd. (a)	61,200	1,463,292
Waters Corp. (a)	43,000	2,401,980
		9,244,492
Energy — Alternate Sources – 0.2%
First Solar, Inc. (a)	4,000	611,440
Engineering & Construction – 1.7%
Foster Wheeler AG (a)	48,000	1,531,680
McDermott International, Inc. (a)	125,000	3,158,750
		4,690,430
Foods – 1.3%
Whole Foods Market, Inc. (a)	114,000	3,475,860
Health Care — Products – 5.9%
C.R. Bard, Inc.	29,000	2,279,690
CareFusion Corp. (a)	111,000	2,419,800
Edwards Lifesciences Corp. (a)	38,000	2,656,580
Henry Schein, Inc. (a)	58,000	3,184,780
IDEXX Laboratories, Inc. (a)	15,000	750,000
Intuitive Surgical, Inc. (a)	10,500	2,753,625
QIAGEN N.V. (a)	100,000	2,128,000
		16,172,475
Health Care — Services – 0.5%
Humana, Inc. (a)	34,000	1,268,200
Insurance – 2.7%
Aon Corp.	49,000	1,993,810
Assurant, Inc.	42,000	1,346,520
Axis Capital Holdings Ltd.	14,000	422,520
Principal Financial Group, Inc.	64,000	1,752,960
W.R. Berkley Corp.	77,000	1,946,560
		7,462,370
Internet – 3.7%
Amazon.com, Inc. (a)	11,000	1,026,960
Expedia, Inc. (a)	165,000	3,951,750
McAfee, Inc. (a)	71,000	3,109,090
Priceline.com, Inc. (a)	2,000	331,640
VeriSign, Inc. (a)	67,000	1,587,230
		10,006,670

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 2.6%
Gaylord Entertainment Co. (a)	53,000	$1,065,300
Marriott International, Inc. Class A	152,000	4,193,680
Wynn Resorts Ltd. (a)	26,000	1,843,140
		7,102,120
Machinery — Diversified – 2.6%
Gardner Denver, Inc. (a)	7,000	244,160
IDEX Corp.	86,000	2,403,700
Roper Industries, Inc.	86,000	4,384,280
		7,032,140
Manufacturing – 1.1%
Danaher Corp.	24,000	1,615,680
Harsco Corp.	37,000	1,310,170
		2,925,850
Media – 3.0%
Cablevision Systems Corp. Class A	98,000	2,327,500
Discovery Communications, Inc., Series A (a)	56,000	1,617,840
Discovery Communications, Inc., Series C (a)	65,000	1,691,950
FactSet Research Systems, Inc.	38,000	2,517,120
		8,154,410
Mining – 2.2%
Agnico-Eagle Mines Ltd.	65,000	4,410,250
Franco-Nevada Corp.	55,400	1,451,463
		5,861,713
Oil & Gas – 2.6%
CNX Gas Corp. (a)	77,000	2,363,900
Concho Resources, Inc. (a)	5,000	181,600
EOG Resources, Inc.	10,000	835,100
Murphy Oil Corp.	28,000	1,611,960
Ultra Petroleum Corp. (a)	43,000	2,105,280
		7,097,840
Oil & Gas Services – 3.2%
BJ Services Co.	42,000	816,060
Cameron International Corp. (a)	38,000	1,437,160
FMC Technologies, Inc. (a)	57,000	2,977,680
Smith International, Inc.	95,000	2,726,500
Trican Well Service Ltd.	55,000	713,053
		8,670,453
Pharmaceuticals – 5.4%
Allergan, Inc.	24,000	1,362,240
BioMarin Pharmaceutical, Inc. (a)	48,000	867,840
Cephalon, Inc. (a)	54,000	3,144,960
DENTSPLY International, Inc.	61,000	2,106,940
Elan Corp. PLC Sponsored ADR (Ireland) (a)	131,000	931,410
Onyx Pharmaceuticals, Inc. (a)	26,300	788,211
OSI Pharmaceuticals, Inc. (a)	16,000	564,800
Perrigo Co.	52,000	1,767,480
Theravance, Inc. (a)	40,000	585,600
Valeant Pharmaceuticals International (a)	49,000	1,374,940
Warner Chilcott PLC Class A (Ireland) (a)	58,000	1,253,960
		14,748,381
Real Estate – 0.3%
The St. Joe Co. (a)	26,000	757,120
Retail – 6.9%
Bed Bath & Beyond, Inc. (a)	67,000	2,515,180
Carmax, Inc. (a)	138,000	2,884,200
Chipotle Mexican Grill, Inc. Class B (a)	36,000	2,995,920
J. Crew Group, Inc. (a)	48,000	1,719,360
MSC Industrial Direct Co., Inc. Class A	34,000	1,481,720
O'Reilly Automotive, Inc. (a)	52,000	1,879,280
Panera Bread Co. Class A (a)	10,000	550,000
Shoppers Drug Mart Corp.	57,000	2,336,035
Starbucks Corp. (a)	59,000	1,218,350
Tim Hortons, Inc.	43,000	1,216,900
		18,796,945
Semiconductors – 6.9%
Altera Corp.	133,000	2,727,830
Cree, Inc. (a)	39,000	1,433,250
Intersil Corp. Class A	95,000	1,454,450
Marvell Technology Group Ltd. (a)	171,000	2,768,490
MEMC Electronic Materials, Inc. (a)	63,000	1,047,690
Microchip Technology, Inc.	86,000	2,279,000
PMC-Sierra, Inc. (a)	127,000	1,214,120
Rovi Corp. (a)	43,000	1,444,800
Varian Semiconductor Equipment Associates, Inc. (a)	52,000	1,707,680
Xilinx, Inc.	114,000	2,669,880
		18,747,190
Software – 5.5%
Autodesk, Inc. (a)	49,000	1,166,200
Cerner Corp. (a)	11,000	822,800
Electronic Arts, Inc. (a)	133,000	2,533,650
Fiserv, Inc. (a)	57,000	2,747,400
MSCI, Inc. Class A (a)	89,000	2,636,180
Red Hat, Inc. (a)	105,000	2,902,200
Salesforce.com, Inc. (a)	37,000	2,106,410
		14,914,840
Telecommunications – 3.8%
American Tower Corp. Class A (a)	81,000	2,948,400
Crown Castle International Corp. (a)	20,000	627,200
JDS Uniphase Corp. (a)	315,000	2,239,650
Juniper Networks, Inc. (a)	143,000	3,863,860
Leap Wireless International, Inc. (a)	34,000	664,700
		10,343,810
Transportation – 0.3%
UTI Worldwide, Inc.	62,000	897,760
TOTAL COMMON STOCK (Cost $230,196,819)		258,106,433
TOTAL EQUITIES (Cost $230,196,819)		258,106,433

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (a)	2,200	$68,200
TOTAL WARRANTS (Cost $11,000)		68,200
MUTUAL FUNDS – 4.1%
Diversified Financial – 4.1%
T. Rowe Price Government Reserve Investment Fund	11,126,241	11,126,241
TOTAL MUTUAL FUNDS (Cost $11,126,241)		11,126,241
TOTAL LONG-TERM INVESTMENTS (Cost $241,334,060)		269,300,874
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$3,121,620	3,121,620
TOTAL SHORT-TERM INVESTMENTS (Cost $3,121,620)		3,121,620
TOTAL INVESTMENTS – 100.1% (Cost $244,455,680) (c)		272,422,494
Other Assets/ (Liabilities) – (0.1)%		(199,748)
NET ASSETS – 100.0%		$272,222,746

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,121,621. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $3,188,570.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Agriculture – 2.3%
Bunge Ltd.	29,200	$1,828,212
Universal Corp.	55,000	2,300,100
		4,128,312
Airlines – 1.0%
Alaska Air Group, Inc. (a)	33,700	902,823
SkyWest, Inc.	51,100	847,238
		1,750,061
Automotive & Parts – 1.1%
Federal-Mogul Corp. Class A (a)	160,000	1,931,200
Banks – 3.7%
Associated Banc-Corp.	157,900	1,803,218
City National Corp.	23,500	914,855
Comerica, Inc.	39,600	1,174,932
Trustmark Corp.	15,700	299,085
Webster Financial Corp.	96,900	1,208,343
Whitney Holding Corp.	112,200	1,070,388
		6,470,821
Building Materials – 0.4%
Masco Corp.	60,900	786,828
Chemicals – 2.8%
Arch Chemicals, Inc.	37,000	1,109,630
Cytec Industries, Inc.	64,200	2,084,574
Rockwood Holdings, Inc. (a)	86,700	1,783,419
		4,977,623
Commercial Services – 2.7%
Convergys Corp. (a)	144,100	1,432,354
Hertz Global Holdings, Inc. (a)	143,000	1,548,690
Kelly Services, Inc. Class A	142,000	1,746,600
		4,727,644
Computers – 2.5%
NCR Corp. (a)	74,300	1,026,826
SanDisk Corp. (a)	56,400	1,223,880
Western Digital Corp. (a)	58,400	2,133,352
		4,384,058
Distribution & Wholesale – 2.6%
United Stationers, Inc. (a)	48,300	2,299,563
WESCO International, Inc. (a)	80,100	2,306,880
		4,606,443
Electric – 4.6%
CMS Energy Corp.	131,500	1,762,100
Northeast Utilities	94,100	2,233,934
Portland General Electric Co.	89,725	1,769,377
RRI Energy, Inc. (a)	156,700	1,118,838
Wisconsin Energy Corp.	27,300	1,233,141
		8,117,390
Electrical Components & Equipment – 0.9%
EnerSys (a)	74,400	1,645,728
Electronics – 5.2%
Arrow Electronics, Inc. (a)	56,600	1,593,290
AU Optronics Corp. Sponsored ADR (Taiwan)	171,966	1,664,631
Avnet, Inc. (a)	66,800	1,734,796
Flextronics International Ltd. (a)	304,800	2,273,808
Thomas & Betts Corp. (a)	64,000	1,925,120
		9,191,645
Foods – 4.1%
Del Monte Foods Co.	158,000	1,829,640
Smithfield Foods, Inc. (a)	172,400	2,379,120
SUPERVALU, Inc.	108,000	1,626,480
Tyson Foods, Inc. Class A	111,000	1,401,930
		7,237,170
Gas – 2.3%
Atmos Energy Corp.	75,200	2,119,136
NiSource, Inc.	136,825	1,900,499
		4,019,635
Hand & Machine Tools – 1.8%
The Black & Decker Corp.	28,400	1,314,636
Regal-Beloit Corp.	41,500	1,896,965
		3,211,601
Health Care — Products – 0.6%
Henry Schein, Inc. (a)	18,200	999,362
Health Care — Services – 2.8%
AMERIGROUP Corp. (a)	51,900	1,150,623
LifePoint Hospitals, Inc. (a)	86,100	2,329,866
Molina Healthcare, Inc. (a)	74,500	1,541,405
		5,021,894
Home Builders – 1.2%
NVR, Inc. (a)	1,700	1,083,529
Pulte Homes, Inc.	98,400	1,081,416
		2,164,945
Home Furnishing – 0.7%
Whirlpool Corp.	17,400	1,217,304
Insurance – 8.6%
Arch Capital Group Ltd. (a)	17,000	1,148,180
Aspen Insurance Holdings Ltd.	84,500	2,236,715
Endurance Specialty Holdings Ltd.	48,600	1,772,442
Fidelity National Financial, Inc. Class A	70,600	1,064,648
PartnerRe Ltd.	22,800	1,754,232
Platinum Underwriters Holdings Ltd.	32,200	1,154,048
Reinsurance Group of America, Inc. Class A	50,100	2,234,460
StanCorp Financial Group, Inc.	47,500	1,917,575
Unum Group	89,650	1,922,096
		15,204,396
Iron & Steel – 1.7%
AK Steel Holding Corp.	49,900	984,527
Reliance Steel & Aluminum Co.	48,700	2,072,672
		3,057,199
Leisure Time – 1.4%
Callaway Golf Co.	190,900	1,452,749
Harley-Davidson, Inc.	46,200	1,062,600
		2,515,349
Lodging – 0.9%
Boyd Gaming Corp. (a)	117,900	1,288,647

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyndham Worldwide Corp.	14,300	$233,376
		1,522,023
Machinery — Construction & Mining – 1.4%
Terex Corp. (a)	120,900	2,506,257
Machinery — Diversified – 2.2%
Briggs & Stratton Corp.	110,700	2,148,687
Gardner Denver, Inc. (a)	48,800	1,702,144
		3,850,831
Manufacturing – 2.2%
A.O. Smith Corp.	25,000	952,500
Acuity Brands, Inc.	27,500	885,775
Cooper Industries PLC Class A	24,900	935,493
Teleflex, Inc.	23,300	1,125,623
		3,899,391
Media – 0.7%
CBS Corp. Class B	107,100	1,290,555
Metal Fabricate & Hardware – 2.2%
Commercial Metals Co.	108,600	1,943,940
Mueller Industries, Inc.	84,028	2,005,748
		3,949,688
Oil & Gas – 5.9%
Cimarex Energy Co.	59,400	2,573,208
Forest Oil Corp. (a)	90,900	1,778,913
Helmerich & Payne, Inc.	50,800	2,008,124
Rowan Cos., Inc.	72,500	1,672,575
Whiting Petroleum Corp. (a)	43,100	2,481,698
		10,514,518
Oil & Gas Services – 2.4%
Acergy SA Sponsored ADR (Luxembourg)	27,529	347,691
Helix Energy Solutions Group, Inc. (a)	132,700	1,987,846
Oil States International, Inc. (a)	53,100	1,865,403
		4,200,940
Packaging & Containers – 1.7%
Owens-IIlinois, Inc. (a)	40,400	1,490,760
Sonoco Products Co.	56,500	1,556,010
		3,046,770
Pharmaceuticals – 0.6%
Omnicare, Inc.	48,400	1,089,968
Real Estate – 0.8%
Brookfield Properties Corp.	20,700	233,082
Jones Lang Lasalle, Inc.	24,100	1,141,617
		1,374,699
Real Estate Investment Trusts (REITS) – 2.6%
Brandywine Realty Trust	125,100	1,381,104
Digital Realty Trust, Inc.	25,300	1,156,463
Sunstone Hotel Investors, Inc. (a)	70,404	499,869
Tanger Factory Outlet Centers, Inc.	43,700	1,631,758
		4,669,194
Retail – 9.9%
AnnTaylor Stores Corp. (a)	71,100	1,129,779
AutoNation, Inc. (a)	59,600	1,077,568
Foot Locker, Inc.	179,600	2,146,220
Insight Enterprises, Inc. (a)	116,700	1,424,907
J.C. Penney Co., Inc.	47,300	1,596,375
Jones Apparel Group, Inc.	96,700	1,733,831
Limited Brands, Inc.	118,200	2,008,218
Men's Wearhouse, Inc.	94,800	2,341,560
Office Depot, Inc. (a)	269,600	1,784,752
Signet Jewelers Ltd. (a)	85,500	2,251,215
		17,494,425
Savings & Loans – 3.2%
Astoria Financial Corp.	94,800	1,046,592
First Niagara Financial Group, Inc.	179,000	2,207,070
Provident Financial Services, Inc.	39,000	401,310
Washington Federal, Inc.	119,800	2,019,828
		5,674,800
Semiconductors – 3.5%
Amkor Technology, Inc. (a)	173,600	1,194,368
Lam Research Corp. (a)	48,600	1,660,176
Siliconware Precision Industries Co. Sponsored ADR (Taiwan)	277,900	1,995,322
Teradyne, Inc. (a)	142,700	1,319,975
		6,169,841
Telecommunications – 2.9%
Amdocs Ltd. (a)	40,700	1,094,016
Anixter International, Inc. (a)	51,900	2,081,709
CommScope, Inc. (a)	62,400	1,867,632
		5,043,357
Transportation – 0.5%
Con-way, Inc.	22,600	866,032
TOTAL COMMON STOCK (Cost $171,570,192)		174,529,897
TOTAL EQUITIES (Cost $171,570,192)		174,529,897
TOTAL LONG-TERM INVESTMENTS (Cost $171,570,192)		174,529,897
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$1,782,226	1,782,226
TOTAL SHORT-TERM INVESTMENTS (Cost $1,782,226)		1,782,226
TOTAL INVESTMENTS – 99.6% (Cost $173,352,418) (c)		176,312,123
Other Assets/ (Liabilities) – 0.4%		699,838
NET ASSETS – 100.0%		$177,011,961

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,782,226. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,817,994.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 96.3%
Aerospace & Defense – 0.6%
Kaman Corp.	18,500	$406,630
Kratos Defense & Security Solutions, Inc. (a)	11,700	102,375
		509,005
Agriculture – 0.4%
Alliance One International, Inc. (a)	86,900	389,312
Airlines – 0.8%
Alaska Air Group, Inc. (a)	25,900	693,861
Automotive & Parts – 0.0%
Accuride Corp. (a)	40,600	11,124
Banks – 4.8%
East West Bancorp, Inc.	76,500	634,950
Glacier Bancorp, Inc.	37,800	564,732
Home Bancshares, Inc.	29,800	653,216
Signature Bank (a)	14,500	420,500
SVB Financial Group (a)	28,400	1,228,868
Wintrust Financial Corp.	24,200	676,632
		4,178,898
Biotechnology – 0.7%
Exelixis, Inc. (a)	49,600	316,448
Myriad Genetics, Inc. (a)	9,900	271,260
		587,708
Building Materials – 2.7%
Comfort Systems USA, Inc.	29,800	345,382
Drew Industries, Inc. (a)	34,600	750,474
Gibraltar Industries, Inc.	37,600	498,952
Universal Forest Products, Inc.	18,800	741,848
		2,336,656
Chemicals – 3.3%
Airgas, Inc.	22,000	1,064,140
American Vanguard Corp.	37,600	312,456
Arch Chemicals, Inc.	25,550	766,244
Innospec, Inc.	37,000	545,750
Symyx Technologies, Inc. (a)	35,500	235,010
		2,923,600
Commercial Services – 8.3%
Aaron's, Inc.	62,700	1,655,280
Corinthian Colleges, Inc. (a)	27,600	512,256
Dollar Thrifty Automotive Group, Inc. (a)	18,100	445,079
Electro Rent Corp.	45,500	524,160
FTI Consulting, Inc. (a)	18,970	808,312
Landauer, Inc.	9,400	516,812
McGrath Rentcorp	43,900	933,753
MPS Group, Inc. (a)	84,500	888,940
Navigant Consulting, Inc. (a)	48,000	648,000
Startek, Inc. (a)	38,100	330,708
		7,263,300
Computers – 1.2%
Palm, Inc. (a)	46,200	805,266
Xyratex Ltd. (a)	29,300	278,643
		1,083,909
Distribution & Wholesale – 4.1%
Beacon Roofing Supply, Inc. (a)	78,500	1,254,430
Owens & Minor, Inc.	37,700	1,705,925
Pool Corp.	29,400	653,268
		3,613,623
Diversified Financial – 1.8%
JMP Group, Inc.	27,800	268,548
Piper Jaffray Cos., Inc. (a)	10,300	491,516
Stifel Financial Corp. (a)	15,750	864,675
		1,624,739
Electric – 2.6%
Black Hills Corp.	23,800	599,046
Cleco Corp.	32,550	816,354
El Paso Electric Co. (a)	32,500	574,275
The Empire District Electric Co.	18,300	331,047
		2,320,722
Electrical Components & Equipment – 2.1%
Advanced Energy Industries, Inc. (a)	41,300	588,112
Belden Inc.	27,200	628,320
C&D Technologies, Inc. (a)	35,300	75,895
Littelfuse, Inc. (a)	19,600	514,304
		1,806,631
Electronics – 2.0%
Analogic Corp.	9,440	349,469
Methode Electronics, Inc.	17,300	149,991
Newport Corp. (a)	28,000	245,280
Woodward Governor Co.	42,900	1,040,754
		1,785,494
Engineering & Construction – 1.2%
Insituform Technologies, Inc. Class A (a)	41,300	790,482
Sterling Construction Co., Inc. (a)	12,600	225,666
		1,016,148
Entertainment – 0.4%
Ascent Media Corp. Series A (a)	12,200	312,320
Environmental Controls – 0.9%
Waste Connections, Inc. (a)	27,900	805,194
Foods – 0.5%
Nash Finch Co.	15,700	429,238
Forest Products & Paper – 2.7%
Clearwater Paper Corp. (a)	12,200	504,226
Deltic Timber Corp.	16,000	732,320
Potlatch Corp.	23,250	661,463
Wausau Paper Corp.	49,900	499,000
		2,397,009
Gas – 1.1%
Southwest Gas Corp.	21,700	555,086
Vectren Corp.	16,100	370,944
		926,030
Hand & Machine Tools – 0.2%
Franklin Electric Co., Inc.	7,000	200,690

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Products – 1.4%
AngioDynamics, Inc. (a)	21,000	$289,380
West Pharmaceutical Services, Inc.	22,700	921,847
		1,211,227
Health Care — Services – 1.1%
National Healthcare Corp.	16,400	611,556
Triple-S Management Corp. Class B (a)	19,000	318,630
		930,186
Holding Company — Diversified – 0.5%
Compass Diversified Holdings	39,500	413,565
Home Builders – 1.9%
M/I Homes, Inc. (a)	21,400	290,826
Meritage Home Corp. (a)	33,000	669,900
Winnebago Industries, Inc. (a)	45,400	667,834
		1,628,560
Home Furnishing – 0.3%
Stanley Furniture Co., Inc.	25,400	263,398
Household Products – 0.4%
CSS Industries, Inc.	19,300	381,561
Insurance – 4.2%
Employers Holdings, Inc.	20,500	317,340
Markel Corp. (a)	1,720	567,290
Max Capital Group Ltd.	35,100	750,087
National Interstate Corp.	28,300	495,250
ProAssurance Corp. (a)	30,500	1,591,795
		3,721,762
Internet – 0.6%
Websense, Inc. (a)	31,550	530,040
Investment Companies – 1.9%
Ares Capital Corp.	81,300	895,926
Hercules Technology Growth Capital, Inc.	49,100	482,162
Kohlberg Capital Corp.	50,700	305,721
		1,683,809
Iron & Steel – 0.6%
Carpenter Technology Corp.	22,750	532,123
Lodging – 0.9%
Orient-Express Hotels Ltd.	66,200	761,962
Machinery — Construction & Mining – 0.4%
Astec Industries, Inc. (a)	12,500	318,375
Machinery — Diversified – 3.0%
Cascade Corp.	13,600	363,664
IDEX Corp.	33,300	930,735
Nordson Corp.	23,800	1,334,942
		2,629,341
Manufacturing – 4.3%
Ameron International Corp.	11,700	818,766
AptarGroup, Inc.	34,500	1,288,920
Matthews International Corp. Class A	30,950	1,095,011
Myers Industries, Inc.	52,700	567,579
		3,770,276
Media – 0.1%
Saga Communications, Inc. Class A (a)	9,900	132,660
Metal Fabricate & Hardware – 1.5%
Circor International, Inc.	17,200	486,072
Sims Group Ltd. Sponsored ADR (Australia)	42,300	843,039
		1,329,111
Mining – 1.4%
Amcol International Corp.	16,200	370,818
Franco-Nevada Corp.	19,500	510,894
International Royalty Corp.	97,000	390,910
		1,272,622
Oil & Gas – 4.8%
Arena Resources, Inc. (a)	10,100	358,550
Atwood Oceanics, Inc. (a)	12,900	454,983
Encore Acquisition Co. (a)	11,100	415,140
Forest Oil Corp. (a)	20,450	400,206
Hercules Offshore, Inc. (a)	28,500	139,935
Mariner Energy, Inc. (a)	25,300	358,754
Penn Virginia Corp.	45,500	1,042,405
Whiting Petroleum Corp. (a)	18,150	1,045,077
		4,215,050
Oil & Gas Services – 1.4%
CARBO Ceramics, Inc.	11,550	595,403
TETRA Technologies, Inc. (a)	58,400	565,896
Union Drilling, Inc. (a)	14,300	109,252
		1,270,551
Real Estate Investment Trusts (REITS) – 6.4%
Acadia Realty Trust	23,800	358,666
CBL & Associates Properties, Inc.	96,200	933,140
Cedar Shopping Centers, Inc.	45,600	294,120
First Potomac Realty Trust	34,300	396,508
Hatteras Financial Corp.	22,200	665,556
Kilroy Realty Corp.	32,300	896,002
LaSalle Hotel Properties	37,950	746,097
Parkway Properties, Inc.	12,700	250,190
Redwood Trust, Inc.	31,000	480,500
Washington Real Estate Investment Trust	20,800	599,040
		5,619,819
Retail – 3.8%
Casey's General Stores, Inc.	20,600	646,428
Fred's, Inc. Class A	35,600	453,188
Haverty Furniture Cos., Inc. (a)	42,300	499,563
MarineMax, Inc. (a)	34,200	267,102
Men's Wearhouse, Inc.	29,200	721,240
Stein Mart, Inc. (a)	60,400	767,684
		3,355,205
Semiconductors – 3.1%
ATMI, Inc. (a)	19,300	350,295
Brooks Automation, Inc. (a)	48,500	374,905
Cabot Microelectronics Corp. (a)	9,900	345,114
Formfactor, Inc. (a)	25,400	607,568
Microsemi Corp. (a)	31,400	495,806
Teradyne, Inc. (a)	55,600	514,300
		2,687,988
Software – 2.4%
Progress Software Corp. (a)	35,350	800,677

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SPSS, Inc. (a)	11,050	$551,948
SYNNEX Corp. (a)	24,100	734,568
		2,087,193
Telecommunications – 1.4%
Ixia (a)	64,800	444,528
Premiere Global Services, Inc. (a)	61,600	511,896
Sonus Networks, Inc. (a)	146,400	310,368
		1,266,792
Textiles – 0.7%
Culp, Inc. (a)	20,500	114,185
G&K Services, Inc. Class A	22,700	503,032
		617,217
Transportation – 5.4%
Genesee & Wyoming, Inc. Class A (a)	34,550	1,047,556
Kirby Corp. (a)	34,450	1,268,449
Landstar System, Inc.	46,450	1,767,887
UTI Worldwide, Inc.	43,900	635,672
		4,719,564
TOTAL COMMON STOCK (Cost $71,510,882)		84,565,168
PREFERRED STOCK – 1.3%
Banks – 0.1%
East West Bancorp, Inc., Series A	100	74,625
Insurance – 0.7%
Assured Guaranty Ltd.	7,300	621,974
Oil & Gas – 0.5%
Whiting Petroleum Corp.	2,900	437,813
TOTAL PREFERRED STOCK (Cost $770,359)		1,134,412
TOTAL EQUITIES (Cost $72,281,241)		85,699,580
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
First Opportunity Fund, Inc.	49,100	314,240
iShares Russell 2000 Value Index Fund	9,000	508,770
T. Rowe Price Reserve Investment Fund	1,136	1,136
TOTAL MUTUAL FUNDS (Cost $663,142)		824,146
TOTAL LONG-TERM INVESTMENTS (Cost $72,944,383)		86,523,726
	Principal Amount
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$1,560,285	1,560,285
TOTAL SHORT-TERM INVESTMENTS (Cost $1,560,285)		1,560,285
TOTAL INVESTMENTS – 100.3% (Cost $74,504,668) (c)		88,084,011
Other Assets/ (Liabilities) – (0.3)%		(249,652)
NET ASSETS – 100.0%		$87,834,359

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,560,285. Collateralized by U.S. Government Agency obligations with a rate of 5.070%, maturity date of 3/01/35, and an aggregate market value, including accrued interest, of $1,592,457.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Advertising – 0.1%
inVentiv Health Inc. (a)	3,471	$58,070
Aerospace & Defense – 2.5%
AAR CORP. (a)	4,052	88,901
Aerovironment, Inc. (a)	1,600	44,944
Cubic Corp.	1,600	63,152
Curtiss-Wright Corp.	4,740	161,776
Esterline Technologies Corp. (a)	3,019	118,375
GenCorp, Inc. (a)	5,204	27,893
Kaman Corp.	2,631	57,829
Moog, Inc. Class A (a)	4,690	138,355
Orbital Sciences Corp. (a)	5,802	86,856
Teledyne Technologies, Inc. (a)	3,711	133,559
Triumph Group, Inc.	1,739	83,455
		1,005,095
Agriculture – 0.3%
Alliance One International, Inc. (a)	9,505	42,582
The Andersons, Inc.	1,929	67,901
		110,483
Airlines – 0.2%
SkyWest, Inc.	5,800	96,164
Apparel – 2.1%
Carter's, Inc. (a)	6,000	160,200
Crocs, Inc. (a)	8,789	58,447
Deckers Outdoor Corp. (a)	1,413	119,893
Iconix Brand Group, Inc. (a)	7,286	90,857
K-Swiss, Inc. Class A	2,821	24,797
Maidenform Brands, Inc. (a)	2,000	32,120
Oxford Industries, Inc.	1,400	27,580
Perry Ellis International, Inc. (a)	1,135	18,205
Quiksilver, Inc. (a)	13,395	36,836
Skechers U.S.A., Inc. Class A (a)	3,490	59,819
True Religion Apparel, Inc. (a)	2,400	62,232
Volcom, Inc. (a)	1,638	26,994
Wolverine World Wide, Inc.	5,185	128,795
		846,775
Automotive & Parts – 0.3%
ATC Technology Corp. (a)	2,087	41,239
Spartan Motors, Inc.	3,400	17,476
Standard Motor Products, Inc.	1,300	19,760
Superior Industries International, Inc.	2,428	34,478
		112,953
Banks – 6.0%
Bank Mutual Corp.	5,100	45,084
Bank of the Ozarks, Inc.	1,300	34,489
Boston Private Financial Holdings, Inc.	6,650	43,292
Cascade Bancorp	2,900	3,509
Central Pacific Financial Corp.	3,000	7,560
Columbia Banking System, Inc.	2,812	46,539
Community Bank System, Inc.	3,412	62,337
East West Bancorp, Inc.	9,590	79,597
First Bancorp	7,996	24,388
First Commonwealth Financial Corp.	7,900	44,872
First Financial Bancorp	4,500	54,225
First Financial Bankshares, Inc.	2,200	108,812
First Midwest Bancorp, Inc.	5,136	57,883
Frontier Financial Corp.	5,010	5,461
Glacier Bancorp, Inc.	6,499	97,095
Hancock Holding Co.	2,510	94,301
Hanmi Financial Corp. (a)	3,900	6,396
Home Bancshares, Inc.	1,500	32,880
Independent Bank Corp.\MA	2,229	49,328
Independent Bank Corp.\MI	2,120	4,028
Nara Bancorp, Inc.	2,300	15,985
National Penn Bancshares, Inc.	12,850	78,513
NBT Bancorp, Inc.	3,500	78,890
Old National Bancorp	8,776	98,291
Pinnacle Financial Partners, Inc. (a)	3,339	42,439
PrivateBancorp, Inc.	3,964	96,959
Prosperity Bancshares, Inc.	4,609	160,347
S&T Bancorp, Inc.	2,500	32,400
Signature Bank (a)	4,146	120,234
Simmons First National Corp. Class A	1,300	37,453
The South Financial Group, Inc.	16,913	24,862
Sterling Bancorp	1,900	13,718
Sterling Bancshares, Inc.	8,508	62,193
Sterling Financial Corp. (a)	5,554	11,108
Susquehanna Bancshares, Inc.	9,074	53,446
Tompkins Financial Corp.	699	30,546
Trustco Bank Corp. NY	7,900	49,375
UCBH Holdings, Inc.	12,342	9,874
UMB Financial Corp.	3,138	126,901
Umpqua Holdings Corp.	8,754	92,792
United Bankshares, Inc.	3,922	76,832
United Community Banks (a)	8,053	40,264
Whitney Holding Corp.	6,926	66,074
Wilshire Bancorp, Inc.	2,057	15,098
Wintrust Financial Corp.	2,476	69,229
		2,405,899
Beverages – 0.8%
Boston Beer Co., Inc. Class A (a)	1,100	40,788
Green Mountain Coffee Roasters, Inc. (a)	3,520	259,917
Peet's Coffee & Tea, Inc. (a)	1,200	33,876
		334,581
Biotechnology – 0.9%
Arqule, Inc. (a)	3,000	13,620
Cambrex Corp. (a)	3,000	18,900
CryoLife, Inc. (a)	2,926	23,320
Enzo Biochem, Inc. (a)	3,400	24,072
Integra LifeSciences Holdings (a)	2,136	72,944
Martek Biosciences Corp. (a)	3,496	78,975

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	6,736	$130,005
		361,836
Building Materials – 1.7%
AAON, Inc.	1,400	28,112
Apogee Enterprises, Inc.	2,905	43,633
Comfort Systems USA, Inc.	3,989	46,232
Drew Industries, Inc. (a)	2,067	44,833
Eagle Materials, Inc.	4,500	128,610
Gibraltar Industries, Inc.	2,847	37,780
NCI Building Systems, Inc. (a)	2,074	6,637
Quanex Building Products Corp.	3,974	57,067
Simpson Manufacturing Co., Inc.	3,906	98,666
Texas Industries, Inc.	2,875	120,721
Universal Forest Products, Inc.	1,824	71,975
		684,266
Chemicals – 1.7%
A. Schulman, Inc.	2,700	53,811
American Vanguard Corp.	2,100	17,451
Arch Chemicals, Inc.	2,617	78,484
Balchem Corp.	1,900	49,970
H.B. Fuller Co.	5,182	108,304
NewMarket Corp.	1,225	113,974
OM Group, Inc. (a)	3,272	99,436
Penford Corp.	1,200	8,604
PolyOne Corp. (a)	9,865	65,799
Quaker Chemical Corp.	1,100	24,123
Stepan Co.	775	46,562
Zep, Inc.	2,200	35,750
		702,268
Commercial Services – 5.6%
ABM Industries, Inc.	4,841	101,855
Administaff, Inc.	2,353	61,813
American Public Education, Inc. (a)	1,700	59,058
AMN Healthcare Services, Inc. (a)	3,378	32,125
Arbitron, Inc.	2,824	58,626
Bowne & Co., Inc.	4,043	31,131
Capella Education Co. (a)	1,500	101,010
CDI Corp.	1,326	18,630
Chemed Corp.	2,335	102,483
Coinstar, Inc. (a)	3,197	105,437
Consolidated Graphics, Inc. (a)	1,142	28,493
Corvel Corp. (a)	866	24,594
Cross Country Healthcare, Inc. (a)	3,200	29,792
Exponent, Inc. (a)	1,442	40,621
Forrester Research, Inc. (a)	1,600	42,624
The Geo Group, Inc. (a)	5,400	108,918
Healthcare Services Group, Inc.	4,496	82,547
Healthspring, Inc. (a)	5,180	63,455
Heartland Payment Systems, Inc.	3,500	50,785
Heidrick & Struggles International, Inc.	1,723	40,077
Hillenbrand, Inc.	6,556	133,546
HMS Holdings Corp. (a)	2,688	102,762
Kendle International, Inc. (a)	1,352	22,606
Landauer, Inc.	1,000	54,980
Live Nation, Inc. (a)	8,653	70,868
Maximus, Inc.	1,793	83,554
Midas, Inc. (a)	1,500	14,100
On Assignment, Inc. (a)	3,700	21,645
PAREXEL International Corp. (a)	6,073	82,532
Pre-Paid Legal Services, Inc. (a)	739	37,541
Rewards Network, Inc. (a)	900	12,366
Spherion Corp. (a)	5,600	34,776
Startek, Inc. (a)	1,300	11,284
TeleTech Holdings, Inc. (a)	3,500	59,710
Ticketmaster (a)	4,000	46,760
TrueBlue, Inc. (a)	4,534	63,793
Universal Technical Institute, Inc. (a)	2,070	40,779
Viad Corp.	2,127	42,349
Volt Information Sciences, Inc. (a)	1,300	15,886
Wright Express Corp. (a)	4,066	119,988
		2,255,899
Computers – 1.6%
Agilysys, Inc.	2,393	15,770
CACI International, Inc. Class A (a)	3,144	148,617
Ciber, Inc. (a)	6,428	25,712
Hutchinson Technology, Inc. (a)	2,421	17,189
Integral Systems, Inc. (a)	1,800	12,420
Manhattan Associates, Inc. (a)	2,463	49,753
Mercury Computer Systems, Inc. (a)	2,400	23,664
MTS Systems Corp.	1,769	51,672
Netscout Systems, Inc. (a)	3,526	47,636
Radiant Systems, Inc. (a)	2,900	31,146
RadiSys Corp. (a)	2,400	20,856
Stratasys, Inc. (a)	2,200	37,752
SYKES Enterprises, Inc. (a)	3,566	74,244
Synaptics, Inc. (a)	3,550	89,460
		645,891
Cosmetics & Personal Care – 0.3%
Chattem, Inc. (a)	1,921	127,574
Distribution & Wholesale – 1.4%
Brightpoint, Inc. (a)	6,472	56,630
MWI Veterinary Supply, Inc. (a)	1,300	51,935
Pool Corp.	5,101	113,344
ScanSource, Inc. (a)	2,826	80,032
United Stationers, Inc. (a)	2,407	114,597
Watsco, Inc.	3,171	170,949
		587,487
Diversified Financial – 2.3%
Financial Federal Corp.	2,658	65,599
Greenhill & Co., Inc.	2,100	188,118
Investment Technology Group, Inc. (a)	4,625	129,130
LaBranche & Co., Inc. (a)	5,313	18,064
National Financial Partners Corp. (a)	4,247	37,034
optionsXpress Holdings, Inc.	4,400	76,032
Piper Jaffray Cos., Inc. (a)	1,665	79,454
Portfolio Recovery Associates, Inc. (a)	1,620	73,435
Stifel Financial Corp. (a)	3,034	166,566
SWS Group, Inc.	2,879	41,458

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TradeStation Group, Inc. (a)	3,333	$27,164
World Acceptance Corp. (a)	1,722	43,412
		945,466
Electric – 1.4%
Allete, Inc.	2,908	97,622
Avista Corp.	5,757	116,406
Central Vermont Public Service Corp.	1,200	23,160
CH Energy Group, Inc.	1,600	70,896
El Paso Electric Co. (a)	4,662	82,377
UIL Holdings Corp.	2,933	77,402
Unisource Energy Corp. Co.	3,725	114,544
		582,407
Electrical Components & Equipment – 0.9%
Advanced Energy Industries, Inc. (a)	3,424	48,758
Belden Inc.	4,871	112,520
C&D Technologies, Inc. (a)	2,741	5,893
Encore Wire Corp.	1,983	44,300
Greatbatch, Inc. (a)	2,400	53,928
Littelfuse, Inc. (a)	2,300	60,352
Magnetek, Inc. (a)	3,700	5,772
Vicor Corp. (a)	2,000	15,440
		346,963
Electronics – 3.9%
American Science & Engineering, Inc.	920	62,597
Analogic Corp.	1,289	47,719
Badger Meter, Inc.	1,600	61,904
Bel Fuse, Inc. Class B	1,100	20,933
Benchmark Electronics, Inc. (a)	6,850	123,300
Brady Corp. Class A	5,388	154,743
Checkpoint Systems, Inc. (a)	4,021	66,105
CTS Corp.	3,500	32,550
Cymer, Inc. (a)	3,151	122,448
Daktronics, Inc.	3,554	30,458
Dionex Corp. (a)	1,836	119,285
Electro Scientific Industries, Inc. (a)	2,800	37,492
Faro Technologies, Inc. (a)	1,766	30,340
FEI Co. (a)	3,954	97,466
II-VI, Inc. (a)	2,516	64,007
Keithley Instruments, Inc.	1,600	8,864
Lo-Jack Corp. (a)	2,000	10,180
Methode Electronics, Inc.	4,000	34,680
Newport Corp. (a)	3,800	33,288
Park Electrochemical Corp.	2,144	52,850
Plexus Corp. (a)	4,181	110,127
Rogers Corp. (a)	1,642	49,211
Sonic Solutions, Inc. (a)	2,800	16,604
Technitrol, Inc.	4,278	39,400
TTM Technologies, Inc. (a)	4,454	51,087
Watts Water Technologies, Inc. Class A	3,055	92,414
		1,570,052
Energy — Alternate Sources – 0.0%
Headwaters, Inc. (a)	4,499	17,411
Engineering & Construction – 0.7%
Emcor Group, Inc. (a)	6,850	173,442
Insituform Technologies, Inc. Class A (a)	4,017	76,885
Stanley, Inc. (a)	1,500	38,580
		288,907
Entertainment – 0.3%
Pinnacle Entertainment, Inc. (a)	6,341	64,615
Shuffle Master, Inc. (a)	5,594	52,695
		117,310
Environmental Controls – 0.8%
Calgon Carbon Corp. (a)	5,664	83,997
Darling International, Inc. (a)	8,613	63,306
TETRA Technologies, Inc. (a)	6,363	168,810
		316,113
Foods – 1.8%
Cal-Maine Foods, Inc.	1,300	34,801
Diamond Foods, Inc.	1,700	53,924
The Great Atlantic & Pacific Tea Co., Inc. (a)	3,168	28,227
Hain Celestial Group, Inc. (a)	4,298	82,393
J&J Snack Foods Corp.	1,500	64,785
Lance, Inc.	3,332	86,032
Nash Finch Co.	1,341	36,663
Sanderson Farms, Inc.	1,823	68,618
Spartan Stores, Inc.	2,353	33,248
TreeHouse Foods, Inc. (a)	3,335	118,959
United Natural Foods, Inc. (a)	4,453	106,516
		714,166
Forest Products & Paper – 1.2%
Buckeye Technologies, Inc. (a)	4,100	43,993
Clearwater Paper Corp. (a)	1,200	49,596
Deltic Timber Corp.	1,118	51,171
Neenah Paper, Inc.	1,508	17,749
Rock-Tenn Co. Class A	4,024	189,571
Schweitzer-Mauduit International, Inc.	1,600	86,976
Wausau Paper Corp.	5,100	51,000
		490,056
Gas – 2.6%
Atmos Energy Corp.	9,687	272,980
The Laclede Group, Inc.	2,268	72,939
New Jersey Resources Corp.	4,469	162,269
Northwest Natural Gas Co.	2,738	114,065
Piedmont Natural Gas Co., Inc.	7,550	180,747
South Jersey Industries, Inc.	3,088	109,007
Southwest Gas Corp.	4,714	120,584
		1,032,591
Hand & Machine Tools – 0.7%
Baldor Electric Co.	4,382	119,804
Regal-Beloit Corp.	3,772	172,418
		292,222
Health Care — Products – 3.6%
Abaxis, Inc. (a)	2,315	61,926
American Medical Systems Holdings, Inc. (a)	7,766	131,401
CONMED Corp. (a)	3,056	58,583
The Cooper Cos., Inc.	4,765	141,663
Cyberonics, Inc. (a)	2,515	40,089
Haemonetics Corp. (a)	2,665	149,560
Hanger Orthopedic Group, Inc. (a)	3,300	45,771
ICU Medical, Inc. (a)	1,317	48,545

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invacare Corp.	3,395	$75,641
Kensey Nash Corp. (a)	1,200	34,740
LCA-Vision, Inc. (a)	1,977	13,859
Meridian Bioscience, Inc.	4,243	106,117
Merit Medical Systems, Inc. (a)	2,912	50,465
Natus Medical, Inc. (a)	2,900	44,747
Osteotech, Inc. (a)	2,100	9,345
Palomar Medical Technologies, Inc. (a)	1,900	30,799
PSS World Medical, Inc. (a)	6,241	136,241
SurModics, Inc. (a)	1,530	37,638
Symmetry Medical, Inc. (a)	3,756	38,950
West Pharmaceutical Services, Inc.	3,384	137,424
Zoll Medical Corp. (a)	2,225	47,882
		1,441,386
Health Care — Services – 3.3%
Air Methods Corp. (a)	1,118	36,413
Almost Family, Inc. (a)	673	20,022
Amedisys, Inc. (a)	2,862	124,869
AMERIGROUP Corp. (a)	5,574	123,575
AmSurg Corp. (a)	3,256	69,125
Bio-Reference Laboratories, Inc. (a)	1,200	41,280
Centene Corp. (a)	4,473	84,719
Genoptix, Inc. (a)	1,600	55,648
Gentiva Health Services, Inc. (a)	3,092	77,331
Healthways, Inc. (a)	3,485	53,390
The IPC Hospitalist Co. (a)	1,198	37,677
LHC Group, Inc. (a)	1,542	46,152
Magellan Health Services, Inc. (a)	3,690	114,611
Medcath Corp. (a)	2,036	17,856
Mednax, Inc. (a)	4,779	262,463
Molina Healthcare, Inc. (a)	1,500	31,035
Odyssey Healthcare, Inc. (a)	3,400	42,500
RehabCare Group, Inc. (a)	1,880	40,777
Res-Care, Inc. (a)	2,700	38,367
		1,317,810
Home Builders – 0.5%
M/I Homes, Inc. (a)	1,967	26,732
Meritage Home Corp. (a)	3,315	67,294
Skyline Corp.	700	15,792
Standard Pacific Corp. (a)	9,680	35,719
Winnebago Industries, Inc. (a)	3,053	44,910
		190,447
Home Furnishing – 0.5%
Audiovox Corp. Class A (a)	1,900	13,015
DTS, Inc. (a)	1,800	49,284
Ethan Allen Interiors, Inc.	2,786	45,969
La-Z-Boy, Inc.	5,400	46,710
Universal Electronics, Inc. (a)	1,504	30,712
		185,690
Household Products – 0.5%
Central Garden & Pet Co. Class A (a)	7,300	79,789
Helen of Troy Ltd. (a)	3,100	60,233
Kid Brands, Inc. (a)	1,700	10,540
The Standard Register Co.	1,300	7,644
WD-40 Co.	1,668	47,371
		205,577
Housewares – 0.5%
National Presto Industries, Inc.	545	47,148
The Toro Co.	3,655	145,359
		192,507
Insurance – 2.8%
American Physicians Capital, Inc.	1,124	32,382
AMERISAFE, Inc. (a)	2,000	34,500
Delphi Financial Group, Inc. Class A	4,900	110,887
eHealth, Inc. (a)	2,600	37,752
Employers Holdings, Inc.	4,900	75,852
Infinity Property & Casualty Corp.	1,416	60,152
Navigators Group, Inc. (a)	1,364	75,020
Presidential Life Corp.	2,200	22,792
ProAssurance Corp. (a)	3,449	180,003
RLI Corp.	1,814	95,743
Safety Insurance Group, Inc.	1,600	52,672
Selective Insurance Group	5,542	87,176
Stewart Information Services Corp.	1,863	23,045
Tower Group, Inc.	3,943	96,170
United Fire & Casualty Co.	2,398	42,924
Zenith National Insurance Corp.	3,925	121,283
		1,148,353
Internet – 2.2%
Blue Coat Systems, Inc. (a)	4,119	93,048
Blue Nile, Inc. (a)	1,479	91,876
Comscore, Inc. (a)	2,200	39,622
CyberSources Corp. (a)	7,299	121,674
DealerTrack Holdings, Inc. (a)	4,178	79,006
eResearch Technology, Inc. (a)	4,500	31,500
InfoSpace, Inc. (a)	3,600	27,864
j2 Global Communications, Inc. (a)	4,706	108,285
The Knot, Inc. (a)	3,053	33,339
NutriSystem, Inc.	3,216	49,076
PC-Tel, Inc. (a)	2,000	12,500
Perficient, Inc. (a)	3,382	27,969
Stamps.com, Inc. (a)	1,500	13,875
United Online, Inc.	8,641	69,474
Websense, Inc. (a)	4,721	79,313
		878,421
Iron & Steel – 0.1%
Olympic Steel, Inc.	902	25,878
Leisure Time – 0.8%
Arctic Cat, Inc.	1,300	9,178
Brunswick Corp.	9,293	111,330
Interval Leisure Group, Inc. (a)	4,100	51,168
Multimedia Games, Inc. (a)	2,500	12,800
Nautilus, Inc. (a)	2,500	4,250
Polaris Industries, Inc.	3,442	140,365
		329,091
Lodging – 0.1%
Marcus Corp.	2,200	28,138
Monarch Casino & Resort, Inc. (a)	1,200	12,912
		41,050

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Construction & Mining – 0.1%
Astec Industries, Inc. (a)	2,047	$52,137
Machinery — Diversified – 1.9%
Albany International Corp. Class A	2,812	54,553
Applied Industrial Technologies, Inc.	3,796	80,323
Briggs & Stratton Corp.	5,232	101,553
Cascade Corp.	900	24,066
Cognex Corp.	4,188	68,600
Gardner Denver, Inc. (a)	5,394	188,143
Gerber Scientific, Inc. (a)	2,500	14,950
Intermec, Inc. (a)	5,100	71,910
Intevac, Inc. (a)	2,253	30,280
Lindsay Corp.	1,288	50,721
Robbins & Myers, Inc.	3,424	80,396
		765,495
Manufacturing – 2.6%
A.O. Smith Corp.	2,404	91,592
Actuant Corp. Class A	6,961	111,794
Acuity Brands, Inc.	4,432	142,755
AZZ, Inc. (a)	1,300	52,221
Barnes Group, Inc.	4,400	75,196
Ceradyne, Inc. (a)	2,700	49,491
Clarcor, Inc.	5,377	168,623
EnPro Industries, Inc. (a)	2,149	49,126
ESCO Technologies, Inc. (a)	2,700	106,380
Griffon Corp. (a)	4,576	46,080
John Bean Technologies Corp.	2,900	52,693
Lydall, Inc. (a)	1,800	9,468
Myers Industries, Inc.	3,000	32,310
Standex International Corp.	1,300	25,779
Sturm, Ruger & Co., Inc.	2,000	25,880
Tredegar Corp.	2,000	29,000
		1,068,388
Media – 0.1%
The E.W. Scripps Co. Class A (a)	3,166	23,745
Metal Fabricate & Hardware – 0.7%
A.M. Castle & Co.	1,783	17,723
Circor International, Inc.	1,800	50,868
Kaydon Corp.	3,426	111,071
Lawson Products, Inc.	480	8,357
Mueller Industries, Inc.	3,922	93,618
		281,637
Mining – 0.6%
Amcol International Corp.	2,389	54,684
Brush Engineered Materials, Inc. (a)	2,083	50,950
Century Aluminum Co. (a)	4,919	45,993
RTI International Metals, Inc. (a)	3,064	76,324
		227,951
Office Furnishings – 0.1%
Interface, Inc. Class A	5,950	49,385
Oil & Gas – 2.3%
Atwood Oceanics, Inc. (a)	5,936	209,363
Holly Corp.	4,300	110,166
Penn Virginia Corp.	4,708	107,860
Petroleum Development Corp. (a)	1,949	36,368
PetroQuest Energy, Inc. (a)	5,459	35,429
Pioneer Drilling Co. (a)	5,213	38,263
Seahawk Drilling, Inc. (a)	1,200	37,308
St. Mary Land & Exploration Co.	6,561	212,970
Stone Energy Corp. (a)	4,315	70,378
Swift Energy Co. (a)	3,844	91,026
		949,131
Oil & Gas Services – 2.6%
Basic Energy Services, Inc. (a)	2,438	20,699
CARBO Ceramics, Inc.	1,969	101,502
Dril-Quip, Inc. (a)	3,051	151,452
Gulf Island Fabrication, Inc.	1,432	26,836
Hornbeck Offshore Services, Inc. (a)	2,422	66,750
ION Geophysical Corp. (a)	11,240	39,565
Lufkin Industries, Inc.	1,539	81,844
Matrix Service Co. (a)	2,684	29,175
NATCO Group, Inc. Class A (a)	2,117	93,741
Oil States International, Inc. (a)	5,200	182,676
SEACOR Holdings, Inc. (a)	2,075	169,382
Superior Well Services, Inc. (a)	1,481	14,336
TETRA Technologies, Inc. (a)	7,921	76,754
		1,054,712
Pharmaceuticals – 2.1%
Align Technology, Inc. (a)	7,000	99,540
Cubist Pharmaceuticals, Inc. (a)	6,054	122,291
HealthExtras, Inc. (a)	4,046	117,941
Mannatech, Inc.	1,700	6,511
Neogen Corp. (a)	1,600	51,664
Par Pharmaceutical Cos., Inc. (a)	3,600	77,436
PetMed Express, Inc.	2,500	47,125
PharMerica Corp. (a)	3,186	59,164
Salix Pharmaceuticals Ltd. (a)	5,200	110,552
Savient Pharmaceuticals, Inc. (a)	6,007	91,306
Theragenics Corp. (a)	4,000	6,400
Viropharma, Inc. (a)	8,131	78,220
		868,150
Real Estate – 0.2%
Forestar Real Estate Group, Inc. (a)	3,823	65,679
Real Estate Investment Trusts (REITS) – 6.7%
Acadia Realty Trust	4,064	61,244
BioMed Realty Trust, Inc.	10,312	142,306
Cedar Shopping Centers, Inc.	4,700	30,315
Colonial Properties Trust	5,164	50,246
DiamondRock Hospitality Co. (a)	11,256	91,174
Eastgroup Properties	2,639	100,863
Entertainment Properties Trust	3,651	124,645
Extra Space Storage, Inc.	9,024	95,203
Franklin Street Properties Corp.	6,935	90,848
Healthcare Realty Trust, Inc.	6,200	131,006
Home Properties, Inc.	3,519	151,634
Inland Real Estate Corp.	7,219	63,238

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kilroy Realty Corp.	4,575	$126,910
Kite Realty Group Trust	6,306	26,296
LaSalle Hotel Properties	6,641	130,562
Lexington Realty Trust	9,048	46,145
LTC Properties, Inc.	2,406	57,840
Medical Properties Trust, Inc.	8,248	64,417
Mid-America Apartment Communities, Inc.	3,020	136,293
National Retail Properties, Inc.	8,497	182,431
Parkway Properties, Inc.	2,214	43,616
Pennsylvania Real Estate Investment Trust	3,797	28,895
Post Properties, Inc.	4,980	89,640
PS Business Parks, Inc.	1,804	92,581
Senior Housing Properties Trust	13,339	254,908
Sovran Self Storage, Inc.	2,798	85,143
Tanger Factory Outlet Centers, Inc.	4,182	156,156
Urstadt Biddle Properties, Inc. Class A	2,200	32,098
		2,686,653
Retail – 8.5%
Big 5 Sporting Goods Corp.	2,300	34,730
Brown Shoe Co., Inc.	4,450	35,689
The Buckle, Inc.	2,500	85,350
Buffalo Wild Wings, Inc. (a)	1,839	76,521
Cabelas, Inc. (a)	4,179	55,748
California Pizza Kitchen, Inc. (a)	2,591	40,471
Casey's General Stores, Inc.	5,279	165,655
Cash America International, Inc.	3,135	94,552
The Cato Corp. Class A	3,100	62,899
CEC Entertainment, Inc. (a)	2,370	61,288
The Children's Place Retail Store, Inc. (a)	2,608	78,136
Christopher & Banks Corp.	3,800	25,726
CKE Restaurants, Inc.	5,778	60,611
Cracker Barrel Old Country Store, Inc.	2,400	82,560
DineEquity, Inc.	1,646	40,738
Dress Barn, Inc. (a)	4,741	85,006
The Finish Line, Inc. Class A	5,769	58,613
First Cash Financial Services, Inc. (a)	2,700	46,251
Fred's, Inc. Class A	4,187	53,300
Genesco, Inc. (a)	2,340	56,324
Group 1 Automotive, Inc.	2,553	68,548
The Gymboree Corp. (a)	3,027	146,446
Haverty Furniture Cos., Inc. (a)	2,000	23,620
Hibbett Sports, Inc. (a)	2,974	54,216
Hot Topic, Inc. (a)	4,600	34,454
HSN, Inc. (a)	4,100	66,748
Insight Enterprises, Inc. (a)	4,800	58,608
Jack in the Box, Inc. (a)	5,940	121,711
Jo-Ann Stores, Inc. (a)	2,709	72,682
Jos. A. Bank Clothiers, Inc. (a)	1,927	86,272
Landrys Restaurants, Inc. (a)	846	8,883
Lithia Motors, Inc. Class A	1,767	27,548
Liz Claiborne, Inc.	10,000	49,300
MarineMax, Inc. (a)	1,960	15,308
Men's Wearhouse, Inc.	5,452	134,664
Movado Group, Inc.	1,900	27,607
O'Charley's, Inc. (a)	2,000	18,740
OfficeMax, Inc. (a)	7,996	100,590
P.F. Chang's China Bistro, Inc. (a)	2,515	85,435
Papa John's International, Inc. (a)	2,222	54,595
The Pep Boys-Manny, Moe & Jack	4,500	43,965
Red Robin Gourmet Burgers, Inc. (a)	1,687	34,449
Ruby Tuesday, Inc. (a)	6,609	55,648
Ruth's Hospitality Group, Inc. (a)	2,000	8,440
School Specialty, Inc. (a)	1,701	40,348
Sonic Automotive, Inc. Class A	3,992	41,916
Sonic Corp. (a)	6,472	71,580
Stage Stores, Inc.	3,996	51,788
The Steak'n Shake Co. (a)	2,700	31,779
Stein Mart, Inc. (a)	2,700	34,317
Texas Roadhouse, Inc. Class A (a)	5,373	57,061
Tractor Supply Co. (a)	3,590	173,828
Tuesday Morning Corp. (a)	3,200	13,312
Tween Brands, Inc. (a)	2,575	21,604
World Fuel Services Corp.	3,101	149,065
Zale Corp. (a)	2,589	18,511
Zumiez, Inc. (a)	2,133	35,002
		3,438,756
Savings & Loans – 0.2%
Brookline Bancorp, Inc.	6,400	62,208
Dime Community Bancshares	2,700	30,861
		93,069
Semiconductors – 4.6%
Actel Corp. (a)	2,700	32,859
ATMI, Inc. (a)	3,280	59,532
Brooks Automation, Inc. (a)	6,673	51,582
Cabot Microelectronics Corp. (a)	2,432	84,780
Cohu, Inc.	2,400	32,544
Cypress Semiconductor Corp. (a)	16,300	168,379
Diodes, Inc. (a)	3,491	63,152
DSP Group, Inc. (a)	2,593	21,107
Exar Corp. (a)	4,493	33,024
Hittite Microwave Corp. (a)	2,100	77,238
Kopin Corp. (a)	7,200	34,560
Kulicke & Soffa Industries, Inc. (a)	6,316	38,085
Micrel, Inc.	4,845	39,487
Microsemi Corp. (a)	8,514	134,436
MKS Instruments, Inc. (a)	5,167	99,671
Pericom Semiconductor Corp. (a)	2,657	26,065
Rudolph Technologies, Inc. (a)	3,166	23,428
Sigma Designs, Inc. (a)	2,800	40,684
Skyworks Solutions, Inc. (a)	17,657	233,779
Standard Microsystems Corp. (a)	2,300	53,383
Supertex, Inc. (a)	1,400	42,000
TriQuint Semiconductor, Inc. (a)	15,500	119,660
Ultratech, Inc. (a)	2,437	32,242

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	7,650	$251,226
Veeco Instruments, Inc. (a)	3,353	78,192
		1,871,095
Software – 4.1%
Avid Technology, Inc. (a)	3,000	42,270
Blackbaud, Inc.	4,576	106,163
CommVault Systems, Inc. (a)	4,400	91,300
Computer Programs & Systems, Inc.	982	40,665
Concur Technologies, Inc. (a)	4,459	177,290
CSG Systems International, Inc. (a)	3,691	59,093
Digi International, Inc. (a)	2,700	23,004
Ebix, Inc. (a)	942	52,149
Eclipsys Corp. (a)	5,900	113,870
Epicor Software Corp. (a)	4,855	30,926
EPIQ Systems, Inc. (a)	3,449	50,011
JDA Software Group, Inc. (a)	2,854	62,617
Omnicell, Inc. (a)	3,294	36,695
Phase Forward, Inc. (a)	4,491	63,054
Phoenix Technologies Ltd. (a)	2,928	10,687
Progress Software Corp. (a)	4,142	93,816
Quality Systems, Inc.	2,007	123,571
Smith Micro Software, Inc. (a)	3,000	37,080
SPSS, Inc. (a)	1,894	94,605
SYNNEX Corp. (a)	2,013	61,356
Take-Two Interactive Software, Inc. (a)	8,367	93,794
Taleo Corp. Class A (a)	3,300	74,712
THQ, Inc. (a)	7,053	48,243
Tyler Technologies, Inc. (a)	3,000	51,270
		1,638,241
Storage & Warehousing – 0.2%
Mobile Mini, Inc. (a)	3,745	65,013
Telecommunications – 2.8%
Adaptec, Inc. (a)	12,700	42,418
Anixter International, Inc. (a)	3,077	123,418
Applied Signal Technology, Inc.	1,400	32,578
Arris Group, Inc. (a)	12,957	168,571
Black Box Corp.	1,751	43,933
Cbeyond, Inc. (a)	2,700	43,551
Comtech Telecommunications (a)	2,916	96,870
EMS Technologies, Inc. (a)	1,600	33,312
General Communication, Inc. Class A (a)	4,600	31,556
Harmonic, Inc. (a)	10,105	67,501
Iowa Telecommunications Services, Inc.	3,400	42,840
Netgear, Inc. (a)	3,643	66,849
Network Equipment Technologies, Inc. (a)	3,000	21,690
Neutral Tandem, Inc. (a)	3,200	72,832
Novatel Wireless, Inc. (a)	3,139	35,659
Symmetricom, Inc. (a)	4,800	24,864
Tekelec (a)	7,000	115,010
Tollgrade Communications, Inc. (a)	1,500	9,720
Viasat, Inc. (a)	2,900	77,082
		1,150,254
Textiles – 0.3%
G&K Services, Inc. Class A	2,019	44,741
UniFirst Corp.	1,521	67,609
		112,350
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	2,962	42,416
RC2 Corp. (a)	2,181	31,079
		73,495
Transportation – 1.5%
Arkansas Best Corp.	2,694	80,658
Bristow Group, Inc. (a)	3,027	89,872
Forward Air Corp.	3,009	69,658
Heartland Express, Inc.	5,552	79,949
Hub Group, Inc. Class A (a)	3,953	90,326
Knight Transportation, Inc.	6,028	101,150
Old Dominion Freight Line, Inc. (a)	2,858	86,969
		598,582
Water – 0.2%
American States Water Co.	1,956	70,768
TOTAL COMMON STOCK (Cost $51,791,239)		40,209,801
TOTAL EQUITIES (Cost $51,791,239)		40,209,801
MUTUAL FUNDS – 0.1%
Diversified Financial – 0.1%
iShares S&P SmallCap 600 Index Fund	573	29,968
TOTAL MUTUAL FUNDS (Cost $35,710)		29,968
TOTAL LONG-TERM INVESTMENTS (Cost $51,826,949)		40,239,769
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$129,964	129,964
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill, 0.285% 11/19/09 (c)	80,000	79,969
TOTAL SHORT-TERM INVESTMENTS (Cost $209,933)		209,933
TOTAL INVESTMENTS – 100.2% (Cost $52,036,882) (d)		40,449,702
Other Assets/ (Liabilities) – (0.2)%		(97,252)
NET ASSETS – 100.0%		$40,352,450

Notes to Portfolio of Investments
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $129,964. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $134,114.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Advertising – 1.5%
Omnicom Group, Inc.	31,330	$1,157,330
Apparel – 2.8%
Burberry Group PLC	77,560	625,430
Nike, Inc. Class B	24,760	1,601,972
		2,227,402
Banks – 5.9%
Bank of New York Mellon Corp.	35,590	1,031,754
Erste Group Bank AG	8,491	379,804
Intesa Sanpaolo (a)	75,979	336,219
Julius Baer Holding AG	9,846	492,320
Komercni Banka AS	1,514	301,766
Standard Chartered PLC	31,610	780,387
State Street Corp.	25,870	1,360,762
		4,683,012
Beverages – 7.2%
Diageo PLC	99,030	1,523,195
Grupo Modelo SAB de CV Class C (a)	68,200	255,924
Heineken NV	47,900	2,209,155
PepsiCo, Inc.	16,350	959,091
Pernod-Ricard SA	10,120	804,632
		5,751,997
Chemicals – 6.8%
Air Liquide	9,330	1,060,628
Givaudan SA Registered	1,422	1,067,807
International Flavors & Fragrances, Inc.	8,230	312,164
Linde AG	18,950	2,056,480
Praxair, Inc.	5,720	467,267
Shin-Etsu Chemical Co. Ltd.	7,000	429,098
		5,393,444
Computers – 1.6%
Accenture PLC Class A	26,600	991,382
DST Systems, Inc. (a)	6,840	306,432
		1,297,814
Cosmetics & Personal Care – 2.6%
Beiersdorf AG	5,020	294,904
Kao Corp.	35,400	875,217
The Procter & Gamble Co.	15,980	925,562
		2,095,683
Diversified Financial – 4.2%
Aeon Credit Service Co. Ltd.	19,600	196,374
American Express Co.	17,930	607,827
Deutsche Boerse AG	9,860	805,567
The Goldman Sachs Group, Inc.	4,520	833,262
UBS AG (a)	49,216	900,875
		3,343,905
Electric – 0.7%
E.ON AG	12,111	514,095
Electrical Components & Equipment – 2.6%
Legrand SA	28,970	806,758
Schneider Electric SA	12,798	1,297,870
		2,104,628
Electronics – 3.1%
Fanuc Ltd.	4,200	376,337
Hirose Electric Co. Ltd.	2,300	259,302
Hoya Corp.	38,100	896,243
Waters Corp. (a)	16,700	932,862
		2,464,744
Entertainment – 1.1%
Ladbrokes PLC	128,250	385,109
William Hill PLC	168,260	475,119
		860,228
Foods – 6.7%
General Mills, Inc.	13,870	892,951
Groupe Danone SA	13,311	804,990
The J.M. Smucker Co.	15,050	797,800
Nestle SA	57,285	2,440,585
Tesco PLC	64,570	413,694
		5,350,020
Gas – 1.4%
Gaz De France	23,959	1,070,836
Health Care — Products – 7.0%
Alcon, Inc.	3,420	474,251
Cie Generale d'Optique Essilor International SA	6,010	342,500
Johnson & Johnson	15,390	937,097
Medtronic, Inc.	32,850	1,208,880
Sonova Holding AG	2,423	244,300
St. Jude Medical, Inc. (a)	15,340	598,414
Synthes, Inc.	6,960	838,405
Zimmer Holdings, Inc. (a)	17,640	942,858
		5,586,705
Health Care — Services – 1.0%
Thermo Fisher Scientific, Inc. (a)	18,350	801,344
Holding Company — Diversified – 2.3%
LVMH Moet Hennessy Louis Vuitton SA	18,280	1,840,321
Household Products – 2.1%
Reckitt Benckiser Group PLC	33,390	1,633,910
Insurance – 2.0%
AXA SA	38,900	1,052,224
Swiss Reinsurance Co. Ltd.	12,230	551,985
		1,604,209
Leisure Time – 0.4%
Harley-Davidson, Inc.	14,630	336,490
Machinery — Diversified – 0.9%
Rockwell Automation, Inc.	15,800	673,080
Manufacturing – 2.6%
3M Co.	20,810	1,535,778
Smiths Group PLC	39,400	560,591
		2,096,369
Media – 4.5%
Vivendi SA	20,011	620,322
The Walt Disney Co.	51,670	1,418,858
Wolters Kluwer NV	31,590	675,810
WPP PLC	97,730	841,114
		3,556,104
Office Equipment/Supplies – 1.3%
Canon, Inc.	26,300	1,055,155
Oil & Gas – 4.7%
Chevron Corp.	10,180	716,977
Exxon Mobil Corp.	6,890	472,723
INPEX Holdings, Inc.	96	816,440
Royal Dutch Shell PLC Class A	28,000	800,764

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total SA	15,470	$920,639
		3,727,543
Oil & Gas Services – 0.5%
National Oilwell Varco, Inc. (a)	8,870	382,563
Pharmaceuticals – 6.7%
Actelion Ltd. (a)	4,030	250,214
Bayer AG	17,388	1,203,876
DENTSPLY International, Inc.	19,550	675,257
GlaxoSmithKline PLC	16,430	323,725
Merck KGaA	7,710	766,541
Roche Holding AG	12,850	2,077,415
		5,297,028
Retail – 3.7%
Abercrombie & Fitch Co. Class A	10,110	332,417
Compagnie Financiere Richemont AG Class A	33,697	952,903
Lawson, Inc.	4,600	214,432
Sally Beauty Holdings, Inc. (a)	20,390	144,973
Walgreen Co.	34,730	1,301,333
		2,946,058
Semiconductors – 2.6%
ASML Holding NV	5,345	157,565
Intel Corp.	40,160	785,931
Samsung Electronics Co., Ltd.	1,648	1,136,254
		2,079,750
Software – 1.9%
Oracle Corp.	73,930	1,540,701
Telecommunications – 2.4%
Cisco Systems, Inc. (a)	56,390	1,327,421
Singapore Telecommunications Ltd.	244,000	560,108
		1,887,529
Transportation – 3.8%
Canadian National Railway Co.	20,640	1,011,154
TNT NV	40,225	1,081,047
United Parcel Service, Inc. Class B	16,790	948,131
		3,040,332
TOTAL COMMON STOCK (Cost $65,842,936)		78,400,329
TOTAL EQUITIES (Cost $65,842,936)		78,400,329
TOTAL LONG-TERM INVESTMENTS (Cost $65,842,936)		78,400,329
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$1,060,641	1,060,641
TOTAL SHORT-TERM INVESTMENTS (Cost $1,060,641)		1,060,641
TOTAL INVESTMENTS – 99.9% (Cost $66,903,577) (c)		79,460,970
Other Assets/ (Liabilities) – 0.1%		79,274
NET ASSETS – 100.0%		$79,540,244

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $1,060,641. Collateralized by U.S. Government Agency obligations with a rate of 3.457%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $1,082,771.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Aerospace & Defense – 1.8%
BAE Systems PLC	490,220	$2,739,299
Empresa Brasileira de Aeronautica SA ADR (Brazil) (a)	74,920	1,718,665
Rolls-Royce Group PLC (a)	101,011	761,474
		5,219,438
Apparel – 0.4%
Burberry Group PLC	155,432	1,253,376
Auto Manufacturers – 2.0%
Bayerische Motoren Werke AG	71,171	3,434,394
Toyota Motor Corp. Sponsored ADR (Japan)	30,510	2,397,171
		5,831,565
Automotive & Parts – 1.2%
Compagnie Generale des Etablissements Michelin Class B	44,250	3,480,448
Banks – 8.7%
Banco Espirito Santo SA	472,526	3,353,430
Banco Santander SA	104,831	1,693,050
DBS Group Holdings, Ltd.	507,479	4,748,655
HSBC Holdings PLC	158,400	1,820,396
ICICI Bank Ltd. Sponsored ADR (India)	75,120	2,896,627
Intesa Sanpaolo (a)	449,621	1,989,645
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	71,430	3,676,502
Mitsubishi UFJ Financial Group, Inc.	202,000	1,083,692
Nordea Bank AB	116,605	1,172,743
UniCredit Italiano SpA (a)	603,380	2,363,929
		24,798,669
Building Materials – 1.2%
CRH PLC	122,682	3,409,411
Chemicals – 1.8%
Akzo Nobel NV	23,060	1,429,926
Lonza Group AG Registered	33,760	3,675,553
		5,105,479
Commercial Services – 2.8%
Adecco SA	45,420	2,415,285
G4S PLC	710,680	2,511,617
Randstad Holding NV (a)	51,493	2,228,545
Rentokil Initial PLC (a)	379,332	691,635
		7,847,082
Computers – 0.8%
Compal Electronics, Inc.	832,785	965,717
Lite On Technology Corp.	1,033,075	1,355,610
		2,321,327
Distribution & Wholesale – 0.5%
Wolseley PLC (a)	54,369	1,314,075
Diversified Financial – 1.0%
Invesco Ltd.	104,963	2,388,958
Promise Co. Ltd. (a)	68,150	371,116
		2,760,074
Electric – 3.0%
E.ON AG	105,760	4,489,368
Iberdrola SA	317,270	3,117,173
National Grid PLC	87,453	847,509
		8,454,050
Electrical Components & Equipment – 0.2%
Gamesa Corporacion Tecnologica SA	31,198	699,564
Electronics – 2.4%
Flextronics International Ltd. (a)	168,720	1,258,651
Koninklijke Philips Electronics NV	135,910	3,311,775
Mabuchi Motor Co. Ltd.	26,653	1,353,886
Venture Corp. Ltd.	159,387	1,012,761
		6,937,073
Energy — Alternate Sources – 0.6%
Vestas Wind Systems A/S (a)	23,872	1,733,386
Food Services – 0.8%
Compass Group PLC	388,212	2,377,752
Foods – 6.5%
Cadbury Schweppes PLC	188,901	2,427,303
George Weston Ltd.	66,200	3,441,671
Nestle SA	117,140	4,990,663
Tesco PLC	513,700	3,291,231
Unilever PLC	150,227	4,296,716
		18,447,584
Forest Products & Paper – 0.3%
UPM Kymmene Oyj	74,550	893,268
Gas – 1.1%
Gaz De France	66,928	2,991,315
Health Care — Services – 0.9%
Rhoen-Klinikum AG	104,543	2,662,247
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	198,291	1,420,413
Home Furnishing – 0.6%
Sony Corp.	54,635	1,602,675
Insurance – 6.2%
ACE Ltd. (a)	52,664	2,815,417
Aviva PLC	449,460	3,226,199
AXA SA	124,733	3,373,961
ING Groep NV (a)	137,402	2,454,303
Muenchener Rueckversicherungs AG	22,640	3,610,932
Swiss Reinsurance Co. Ltd.	50,180	2,264,808
		17,745,620
Internet – 1.3%
Check Point Software Technologies Ltd. (a)	134,429	3,811,062
Iron & Steel – 0.6%
POSCO ADR (Republic of Korea)	15,301	1,590,386
Lodging – 0.7%
Accor SA	34,930	1,945,096
Machinery — Diversified – 0.4%
Ebara Corp. (a)	281,000	1,233,191
Manufacturing – 3.5%
FUJIFILM Holdings Corp.	73,526	2,192,924
Olympus Corp.	96,210	2,539,996
Siemens AG	49,746	4,609,656

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Smiths Group PLC	49,316	$701,678
		10,044,254
Media – 3.6%
British Sky Broadcasting Group PLC	311,184	2,848,687
Pearson PLC	220,574	2,721,341
Reed Elsevier NV	120,013	1,354,985
Vivendi SA	108,720	3,370,214
		10,295,227
Mining – 1.5%
Alumina Ltd. (a)	469,994	747,169
Vale SA Sponsored ADR (Brazil)	169,772	3,482,024
		4,229,193
Oil & Gas – 9.3%
BP PLC	468,264	4,152,721
ENI SpA	118,312	2,961,161
Petroleo Brasileiro SA Sponsored ADR (Brazil)	108,710	4,273,390
Repsol YPF SA	80,012	2,179,217
Royal Dutch Shell PLC Class B	140,834	3,917,696
Sasol Ltd. Sponsored ADR (South Africa)	86,770	3,307,673
StatoilHydro ASA	63,410	1,424,283
Total SA	75,062	4,467,032
		26,683,173
Oil & Gas Services – 0.8%
SBM Offshore NV	103,116	2,196,015
Pharmaceuticals – 8.3%
Celesio AG	63,560	1,748,623
GlaxoSmithKline PLC	200,324	3,947,043
Merck KGaA	31,130	3,094,996
Novartis AG	96,350	4,830,524
Roche Holding AG	21,390	3,458,047
Sanofi-Aventis	76,548	5,617,922
Takeda Pharmaceutical Co. Ltd.	25,446	1,063,064
		23,760,219
Real Estate – 0.9%
Cheung Kong Holdings	196,215	2,471,912
Retail – 1.2%
Kingfisher PLC	960,424	3,273,922
Semiconductors – 4.6%
Infineon Technologies AG (a)	509,387	2,873,929
Samsung Electronics Co., Ltd.	9,300	6,412,112
Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,275	3,933,401
		13,219,442
Software – 1.4%
SAP AG Sponsored ADR (Germany)	84,430	4,126,094
Telecommunications – 13.0%
China Telecom Corp. Ltd. Class H	7,215,643	3,422,052
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	87,964	1,586,871
France Telecom SA	176,007	4,706,334
Mobile TeleSystems Sponsored ADR (Russia)	40,450	1,952,521
Singapore Telecommunications Ltd.	1,849,000	4,244,427
SK Telecom Co. Ltd. ADR (South Korea)	59,390	1,036,356
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	156,360	1,566,727
Telefonica SA Sponsored ADR (Spain)	83,245	6,901,843
Telekom Austria AG	163,910	2,956,965
Telenor ASA (a)	353,766	4,105,123
Vodafone Group PLC Sponsored ADR (United Kingdom)	212,863	4,789,417
		37,268,636
Toys, Games & Hobbies – 1.0%
Nintendo Co. Ltd.	10,600	2,718,267
Transportation – 1.0%
Deutsche Post AG	152,521	2,856,713
Water – 0.1%
Suez Environnement Co.	11,761	269,594
TOTAL COMMON STOCK (Cost $310,182,751)		281,298,287
TOTAL EQUITIES (Cost $310,182,751)		281,298,287
TOTAL LONG-TERM INVESTMENTS (Cost $310,182,751)		281,298,287
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$8,923,155	8,923,155
TOTAL SHORT-TERM INVESTMENTS (Cost $8,923,155)		8,923,155
TOTAL INVESTMENTS – 101.6% (Cost $319,105,906) (c)		290,221,442
Other Assets/ (Liabilities) – (1.6)%		(4,468,113)
NET ASSETS – 100.0%		$285,753,329

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,923,157. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $9,104,405.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	661,731	$5,968,814
MML Concentrated Growth Fund, Class I (a)	683,467	4,005,119
MML Equity Fund, Initial Class (a)	464,868	7,861,814
MML Equity Income Fund, Initial Class (a)	1,229,774	9,752,110
MML Foreign Fund, Initial Class (a)	226,969	1,990,516
MML Global Fund, Initial Class (a)	555,482	3,971,698
MML Income & Growth Fund, Initial Class (a)	1,589,668	11,874,820
MML Inflation-Protected and Income Fund, Initial Class (a)	1,937,136	20,146,215
MML Managed Bond Fund, Initial Class (a)	4,777,393	60,603,192
MML Mid Cap Growth Fund, Initial Class (a)	435,818	3,970,306
MML Mid Cap Value Fund, Initial Class (a)	722,934	5,956,980
MML Money Market Fund, Initial Class (a)	10,019,244	10,012,370
MML Small Cap Equity Fund, Initial Class (a)	542,812	3,950,078
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	287,653	3,960,066
MML Small Company Value Fund, Initial Class (a) (b)	253,932	3,913,092
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	115,837	3,965,112
Oppenheimer Global Securities Fund, Non-Service Shares (a)	156,281	3,949,218
Oppenheimer International Fund, Non-Service Shares (a)	2,453,489	3,925,582
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	5,842,731	30,382,203
TOTAL MUTUAL FUNDS (Cost $179,531,350)		200,159,305
TOTAL LONG-TERM INVESTMENTS (Cost $179,531,350)		200,159,305
TOTAL INVESTMENTS – 100.1% (Cost $179,531,350) (c)		200,159,305
Other Assets/ (Liabilities) – (0.1)%		(104,066)
NET ASSETS – 100.0%		$200,055,239

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,118,244	$10,086,559
MML Concentrated Growth Fund, Class I (a)	866,498	5,077,679
MML Equity Fund, Initial Class (a)	736,147	12,449,663
MML Equity Income Fund, Initial Class (a)	1,869,404	14,824,372
MML Foreign Fund, Initial Class (a)	287,680	2,522,950
MML Global Fund, Initial Class (a)	704,061	5,034,035
MML Income & Growth Fund, Initial Class (a)	2,350,216	17,556,110
MML Inflation-Protected and Income Fund, Initial Class (a)	1,964,679	20,432,659
MML Managed Bond Fund, Initial Class (a)	5,047,828	64,033,779
MML Mid Cap Growth Fund, Initial Class (a)	828,512	7,547,745
MML Mid Cap Value Fund, Initial Class (a)	916,026	7,548,058
MML Money Market Fund, Initial Class (a)	12,701,283	12,692,570
MML Small Cap Equity Fund, Initial Class (a)	1,031,876	7,509,025
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	364,583	5,019,149
MML Small Company Value Fund, Initial Class (a) (b)	482,616	7,437,105
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	220,224	7,538,274
Oppenheimer Global Securities Fund, Non-Service Shares (a)	297,086	7,507,363
Oppenheimer International Fund, Non-Service Shares (a)	4,664,247	7,462,795
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	5,926,414	30,817,353
TOTAL MUTUAL FUNDS (Cost $223,582,332)		253,097,243
TOTAL LONG-TERM INVESTMENTS (Cost $223,582,332)		253,097,243
TOTAL INVESTMENTS – 100.1% (Cost $223,582,332) (c)		253,097,243
Other Assets/ (Liabilities) – (0.1)%		(130,139)
NET ASSETS – 100.0%		$252,967,104

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a)	3,762,706	$33,939,604
MML Concentrated Growth Fund, Class I (a)	3,498,510	20,501,271
MML Equity Fund, Initial Class (a)	2,378,202	40,219,967
MML Equity Income Fund, Initial Class (a)	5,871,770	46,563,137
MML Foreign Fund, Initial Class (a)	1,548,948	13,584,276
MML Global Fund, Initial Class (a)	1,895,282	13,551,267
MML Income & Growth Fund, Initial Class (a)	6,326,685	47,260,337
MML Inflation-Protected and Income Fund, Initial Class (a)	3,966,337	41,249,909
MML Managed Bond Fund, Initial Class (a)	10,869,175	137,879,952
MML Mid Cap Growth Fund, Initial Class (a)	2,973,812	27,091,425
MML Mid Cap Value Fund, Initial Class (a)	2,465,905	20,319,060
MML Money Market Fund, Initial Class (a)	34,187,392	34,163,940
MML Small Cap Equity Fund, Initial Class (a)	2,777,806	20,214,261
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,472,165	20,267,029
MML Small Company Value Fund, Initial Class (a) (b)	1,732,417	26,696,543
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	790,421	27,056,118
Oppenheimer Global Securities Fund, Non-Service Shares (a)	799,804	20,211,044
Oppenheimer International Fund, Non-Service Shares (a)	16,744,692	26,791,508
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	11,963,620	62,210,825
TOTAL MUTUAL FUNDS (Cost $599,331,783)		679,771,473
TOTAL LONG-TERM INVESTMENTS (Cost $599,331,783)		679,771,473
TOTAL INVESTMENTS – 100.0% (Cost $599,331,783) (c)		679,771,473
Other Assets/ (Liabilities) – (0.0)%		(313,685)
NET ASSETS – 100.0%		$679,457,788

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a)	6,321,457	$57,019,545
MML Concentrated Growth Fund, Class I (a)	4,897,786	28,701,024
MML Equity Fund, Initial Class (a)	3,885,129	65,705,002
MML Equity Income Fund, Initial Class (a)	9,396,797	74,516,602
MML Foreign Fund, Initial Class (a)	2,168,889	19,021,156
MML Global Fund, Initial Class (a)	3,980,327	28,459,339
MML Income & Growth Fund, Initial Class (a)	12,654,887	94,532,003
MML Inflation-Protected and Income Fund, Initial Class (a)	3,702,528	38,506,295
MML Managed Bond Fund, Initial Class (a)	9,130,669	115,826,285
MML Mid Cap Growth Fund, Initial Class (a)	5,204,365	47,411,764
MML Mid Cap Value Fund, Initial Class (a)	5,754,936	47,420,672
MML Money Market Fund, Initial Class (a)	38,292,253	38,265,985
MML Small Cap Equity Fund, Initial Class (a)	3,889,019	28,300,623
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,747,823	37,828,778
MML Small Company Value Fund, Initial Class (a) (b)	3,032,113	46,724,869
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	1,383,240	47,348,301
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,119,869	28,299,092
Oppenheimer International Fund, Non-Service Shares (a)	35,174,676	56,279,482
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	9,305,873	48,390,537
TOTAL MUTUAL FUNDS (Cost $827,403,519)		948,557,354
TOTAL LONG-TERM INVESTMENTS (Cost $827,403,519)		948,557,354
TOTAL INVESTMENTS – 100.0% (Cost $827,403,519) (c)		948,557,354
Other Assets/ (Liabilities) – (0.0)%		(420,852)
NET ASSETS – 100.0%		$948,136,502

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	355,691	$3,208,337
MML Concentrated Growth Fund, Class I (a)	314,920	1,845,433
MML Equity Fund, Initial Class (a)	214,183	3,622,254
MML Equity Income Fund, Initial Class (a)	509,964	4,044,014
MML Foreign Fund, Initial Class (a)	156,925	1,376,235
MML Global Fund, Initial Class (a)	255,967	1,830,166
MML Income & Growth Fund, Initial Class (a)	732,457	5,471,455
MML Inflation-Protected and Income Fund, Initial Class (a)	89,287	928,588
MML Managed Bond Fund, Initial Class (a)	183,473	2,327,425
MML Mid Cap Growth Fund, Initial Class (a)	351,416	3,201,404
MML Mid Cap Value Fund, Initial Class (a)	333,098	2,744,725
MML Small Cap Equity Fund, Initial Class (a)	187,569	1,364,951
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	165,653	2,280,509
MML Small Company Value Fund, Initial Class (a) (b)	175,509	2,704,589
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	80,055	2,740,289
Oppenheimer Global Securities Fund, Non-Service Shares (a)	54,016	1,364,987
Oppenheimer International Fund, Non-Service Shares (a)	1,979,701	3,167,522
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	269,275	1,400,232
TOTAL MUTUAL FUNDS (Cost $41,753,937)		45,623,115
TOTAL LONG-TERM INVESTMENTS (Cost $41,753,937)		45,623,115
TOTAL INVESTMENTS – 100.1% (Cost $41,753,937) (c)		45,623,115
Other Assets/ (Liabilities) – (0.1)%		(31,223)
NET ASSETS – 100.0%		$45,591,892

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
American Funds Blue Chip Income and Growth Fund	6,485,207	$51,168,284
American Funds Bond Fund	6,994,723	73,374,647
American Funds Growth-Income Fund	2,066,079	61,693,129
American Funds International Fund	1,212,930	20,486,380
TOTAL MUTUAL FUNDS (Cost $173,827,749)		206,722,440
TOTAL LONG-TERM INVESTMENTS (Cost $173,827,749)		206,722,440
TOTAL INVESTMENTS – 100.1% (Cost $173,827,749) (a)		206,722,440
Other Assets/ (Liabilities) – (0.1)%		(176,257)
NET ASSETS – 100.0%		$206,546,183

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
American Funds Insurance Series Growth Fund	436,675	$19,475,705
TOTAL MUTUAL FUNDS (Cost $15,080,916)		19,475,705
TOTAL INVESTMENTS – 100.2% (Cost $15,080,916) (a)		19,475,705
Other Assets/ (Liabilities) – (0.2)%		(32,755)
NET ASSETS – 100.0%		$19,442,950

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
American Funds International Fund	1,112,572	$18,791,340
TOTAL MUTUAL FUNDS (Cost $13,656,985)		18,791,340
TOTAL INVESTMENTS – 100.2% (Cost $13,656,985) (a)		18,791,340
Other Assets/ (Liabilities) – (0.2)%		(32,349)
NET ASSETS – 100.0%		$18,758,991

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-seven series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML NASDAQ-100® Fund ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MML Emerging Growth Fund ("Emerging Growth Fund"), MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund"), MML Small Company Value Fund ("Small Company Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund"), MML Foreign Fund ("Foreign Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds Growth Fund ("American Funds Growth Fund") and MML American Funds International Fund ("American Funds International Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Equity Index Fund, Concentrated Growth Fund, Small Company Value Fund, Global Fund, American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III and Service Class I shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II and Service Class I shares. The Small Company Value Fund offers the following two classes of shares: Class II and Service Class I shares. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund offer one class of shares: Service Class I shares. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their closing net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors or market makers are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. Securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or subadviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs

Notes to Portfolio of Investments (Unaudited) (Continued)

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2 or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities.  U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety otherwise it could be categorized as Level 3.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$4,599,428	$1,841,354	$-	$6,440,782
Communications	11,859,660	-	-	11,859,660
Consumer, Cyclical	21,306,755	272,760	-	21,579,515
Consumer, Non-cyclical	36,712,483	3,090,449	-	39,802,932
Diversified	-	1,937,394	-	1,937,394
Energy	32,473,141	1,399,015	-	33,872,156
Financial	57,384,005	6,123,284	-	63,507,289
Industrial	12,379,303	1,677,477	-	14,056,780
Technology	13,178,749	-	-	13,178,749

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund (Continued)
Utilities	$432,744	$-	$-	$432,744
Total Common Stock	190,326,268	16,341,733	-	206,668,001
Total Equities	190,326,268	16,341,733	-	206,668,001
Bonds & Notes
Total Corporate Debt	-	1,217,998	386,374	1,604,372
Total Bonds & Notes	-	1,217,998	386,374	1,604,372
Total Long-Term Investments	190,326,268	17,559,731	386,374	208,272,373
Total Short-Term Investments	-	8,430,143	-	8,430,143
Total Investments	$190,326,268	$25,989,874	$386,374	$216,702,516
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$3,568,017	$-	$-	$3,568,017
Communications	33,364,397	1,723,789	-	35,088,186
Consumer, Cyclical	16,405,507	226,492	-	16,631,999
Consumer, Non-cyclical	34,365,772	173,105	-	34,538,877
Energy	12,371,805	-	-	12,371,805
Financial	27,651,916	176,992	-	27,828,908
Industrial	10,362,144	-	-	10,362,144
Technology	28,155,563	-	-	28,155,563
Utilities	1,540,708	-	-	1,540,708
Total Common Stock	167,785,829	2,300,378	-	170,086,207
Total Equities	167,785,829	2,300,378	-	170,086,207
Total Long-Term Investments	167,785,829	2,300,378	-	170,086,207
Total Short-Term Investments	-	1,892,902	-	1,892,902
Total Investments	$167,785,829	$4,193,280	$-	$171,979,109
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$3,140,119	$-	$-	$3,140,119
Communications	21,951,131	-	-	21,951,131
Consumer, Cyclical	44,349,846	-	-	44,349,846
Consumer, Non-cyclical	44,803,006	-	-	44,803,006
Energy	9,890,869	138,029	-	10,028,898
Financial	14,935,283	343,890	-	15,279,173
Industrial	34,262,900	428,207	-	34,691,107
Technology	53,527,056	-	-	53,527,056
Utilities	2,890,993	-	-	2,890,993
Total Common Stock	229,751,203	910,126	-	230,661,329
Total Equities	229,751,203	910,126	-	230,661,329

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund (Continued)
Total Mutual Funds	$1,379,267	$-	$-	$1,379,267
Total Long-Term Investments	231,130,470	910,126	-	232,040,596
Total Short-Term Investments	-	8,820,175	-	8,820,175
Total Investments	$231,130,470	$9,730,301	$-	$240,860,771
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$6,083,819	$-	$-	$6,083,819
Communications	11,070,970	-	-	11,070,970
Consumer, Cyclical	5,980,088	-	-	5,980,088
Consumer, Non-cyclical	22,537,361	-	-	22,537,361
Energy	7,536,562	-	-	7,536,562
Financial	9,242,893	-	-	9,242,893
Industrial	4,982,503	-	-	4,982,503
Technology	7,824,302	-	-	7,824,302
Utilities	996,673	-	-	996,673
Total Common Stock	76,255,171	-	-	76,255,171
Preferred Stock
Consumer, Non-cyclical	-	218,430	-	218,430
Total Preferred Stock	-	218,430	-	218,430
Total Equities	76,255,171	218,430	-	76,473,601
Bonds & Notes
Total Corporate Debt	-	20,675,857	469,573	21,145,430
Total Municipal Obligations	-	183,843	-	183,843
Non-U.S. Government Agency Obligations
Automobile ABS	-	75,948	-	75,948
Commercial MBS	-	1,291,652	-	1,291,652
Credit Card ABS	-	96,926	-	96,926
Student Loans ABS	-	28,385	-	28,385
WL Collateral CMO	-	76,828	-	76,828
Total Non-U.S. Government Agency Obligations	-	1,569,739	-	1,569,739
Total Sovereign Debt Obligations	-	2,154,423	-	2,154,423
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	654,125	-	654,125
Pass-Through Securities	-	21,270,604	-	21,270,604

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund (Continued)
Total U.S. Government Agency Obligations and Instrumentalities	$-	$21,924,729	$-	$21,924,729
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	14,111,261	-	14,111,261
Total U.S. Treasury Obligations	-	14,111,261	-	14,111,261
Total Bonds & Notes	-	60,619,852	469,573	61,089,425
Total Long-Term Investments	76,255,171	60,838,282	469,573	137,563,026
Total Short-Term Investments	-	6,609,028	-	6,609,028
Total Investments	$76,255,171	$67,447,310	$469,573	$144,172,054
Equity Income Fund
Equities
Common Stock
Basic Materials	$26,189,569	$-	$-	$26,189,569
Communications	40,148,277	3,054,098	-	43,202,375
Consumer, Cyclical	37,068,953	-	-	37,068,953
Consumer, Non-cyclical	49,336,685	1,778,122	-	51,114,807
Energy	59,502,230	-	-	59,502,230
Financial	89,243,928	642,551	-	89,886,479
Industrial	52,139,453	-	-	52,139,453
Technology	22,664,301	-	-	22,664,301
Utilities	27,372,331	-	-	27,372,331
Total Common Stock	403,665,727	5,474,771	-	409,140,498
Total Equities	403,665,727	5,474,771	-	409,140,498
Bonds & Notes
Total Corporate Debt	-	1,851,108	-	1,851,108
Total Bonds & Notes	-	1,851,108	-	1,851,108
Total Mutual Funds	-	3,720,500	-	3,720,500
Total Long-Term Investments	403,665,727	11,046,379	-	414,712,106
Total Short-Term Investments	-	11,200,361	-	11,200,361
Total Investments	$403,665,727	$22,246,740	$-	$425,912,467
Growth & Income Fund
Equities
Common Stock
Basic Materials	$11,470,056	$-	$-	$11,470,056
Communications	21,468,814	-	-	21,468,814
Consumer, Cyclical	13,465,065	-	-	13,465,065
Consumer, Non-cyclical	44,510,568	-	-	44,510,568

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Growth & Income Fund (Continued)
Energy	$14,216,778	$-	$-	$14,216,778
Financial	17,875,546	-	-	17,875,546
Industrial	10,501,069	-	-	10,501,069
Technology	14,675,925	-	-	14,675,925
Utilities	1,812,686	-	-	1,812,686
Total Common Stock	149,996,507	-	-	149,996,507
Preferred Stock
Consumer, Non-cyclical	-	582,480	-	582,480
Total Preferred Stock	-	582,480	-	582,480
Total Equities	149,996,507	582,480	-	150,578,987
Total Long-Term Investments	149,996,507	582,480	-	150,578,987
Total Short-Term Investments	-	3,065,275	-	3,065,275
Total Investments	$149,996,507	$3,647,755	$-	$153,644,262
Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$5,861,713	$-	$-	$5,861,713
Communications	31,381,890	-	-	31,381,890
Consumer, Cyclical	31,260,665	-	-	31,260,665
Consumer, Non-cyclical	64,688,486	-	-	64,688,486
Energy	20,402,583	-	-	20,402,583
Financial	26,773,570	-	-	26,773,570
Industrial	35,881,562	-	-	35,881,562
Technology	39,609,564	-	-	39,609,564
Utilities	2,246,400	-	-	2,246,400
Total Common Stock	258,106,433	-	-	258,106,433
Total Equities	258,106,433	-	-	258,106,433
Warrants
Basic Materials	68,200	-	-	68,200
Total Warrants	68,200	-	-	68,200
Total Mutual Funds	-	11,126,241	-	11,126,241
Total Long-Term Investments	258,174,633	11,126,241	-	269,300,874
Total Short-Term Investments	-	3,121,620	-	3,121,620
Total Investments	$258,174,633	$14,247,861	$-	$272,422,494
Small Company Value Fund
Equities
Common Stock
Basic Materials	$7,125,354	$-	$-	$7,125,354
Communications	1,929,492	-	-	1,929,492
Consumer, Cyclical	11,257,270	-	-	11,257,270

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Consumer, Non-cyclical	$11,192,532	$-	$-	$11,192,532
Diversified	413,565	-	-	413,565
Energy	5,485,601	-	-	5,485,601
Financial	16,829,027	-	-	16,829,027
Industrial	21,226,485	-	-	21,226,485
Technology	5,859,090	-	-	5,859,090
Utilities	3,246,752	-	-	3,246,752
Total Common Stock	84,565,168	-	-	84,565,168
Preferred Stock
Energy	437,813	-	-	437,813
Financial	621,974	74,625	-	696,599
Total Preferred Stock	1,059,787	74,625	-	1,134,412
Total Equities	85,624,955	74,625	-	85,699,580
Total Mutual Funds	823,010	1,136	-	824,146
Total Long-Term Investments	86,447,965	75,761	-	86,523,726
Total Short-Term Investments	-	1,560,285	-	1,560,285
Total Investments	$86,447,965	$1,636,046	$-	$88,084,011
Global Fund
Equities
Common Stock
Basic Materials	$779,431	$5,817,889	$-	$6,597,320
Communications	3,903,609	2,697,354	-	6,600,963
Consumer, Cyclical	3,717,185	2,652,993	-	6,370,178
Consumer, Non-cyclical	8,668,084	15,843,382	-	24,511,466
Diversified	-	1,840,321	-	1,840,321
Energy	1,572,263	2,537,843	-	4,110,106
Financial	3,833,605	5,797,521	-	9,631,126
Industrial	5,902,349	5,278,148	-	11,180,497
Technology	3,624,446	2,348,974	-	5,973,420
Utilities	-	1,584,932	-	1,584,932
Total Common Stock	32,000,972	46,399,357	-	78,400,329
Total Equities	32,000,972	46,399,357	-	78,400,329
Total Long-Term Investments	32,000,972	46,399,357	-	78,400,329
Total Short-Term Investments	-	1,060,641	-	1,060,641
Total Investments	$32,000,972	$47,459,998	$-	$79,460,970
Foreign Fund
Equities
Common Stock
Basic Materials	$5,072,410	$6,745,915	$-	$11,818,325
Communications	17,833,736	29,730,127	-	47,563,863

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund (Continued)
Consumer, Cyclical	$2,397,171	$21,400,005	$-	$23,797,176
Consumer, Non-cyclical	3,441,671	49,275,461	-	52,717,132
Diversified	-	1,420,413	-	1,420,413
Energy	7,581,063	21,298,125	-	28,879,188
Financial	11,777,504	35,998,771	-	47,776,275
Industrial	2,977,316	29,155,715	-	32,133,031
Technology	7,937,156	15,540,769	-	23,477,925
Utilities	-	11,714,959	-	11,714,959
Total Common Stock	59,018,027	222,280,260	-	281,298,287
Total Equities	59,018,027	222,280,260	-	281,298,287
Total Long-Term Investments	59,018,027	222,280,260	-	281,298,287
Total Short-Term Investments	-	8,923,155	-	8,923,155
Total Investments	$59,018,027	$231,203,415	$-	$290,221,442

The Equity Index Fund, NASDAQ-100 Fund, Income & Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Small/Mid Cap Value Fund and Small Cap Index Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, and all short-term investments at Level 2, as of September 30, 2009. The Emerging Growth Fund had all long-term investments, with corresponding industries, at Level 1 (except for warrants that were all at Level 3 and had $0 value) and short-term investments at Level 2 as of September 30, 2009.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund had all investments at Level 1, with corresponding industries as represented in the Portfolios of Investments as of September 30, 2009.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund	$66,372	$-	$-	$66,372
NASDAQ-100 Fund	8,371	-	-	8,371
Small Cap Index Fund	2,266	-	-	2,266

Notes to Portfolio of Investments (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund	$-	$(147,377)	$-	$(147,377)

*Other financial instruments include forward contracts and futures contracts.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 9/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/09
Large Cap Value Fund
Bonds & Notes
Corporate Debt	$254,890	$1,164	$-	$130,320	$-	$-	$386,374	$130,320

Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$858,562	$-	$(124,312)	$136,720	$(129,150)	$(272,247)	$469,573	$39,947
Non-U.S. Government Agency Obligations
Automobile ABS	981,156	-	(233,698)	116,680	(864,138)	-	-	-
Commercial MBS	265,797	-	(142,698)	237,223	(360,322)	-	-	-
Credit Card ABS	129,578	-	(18,792)	67,328	(81,188)	(96,926)	-	-
Total	$2,235,093		$(519,500)	$557,951	$(1,434,798)	$(369,173)	$469,573	$39,947

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2009 as follows:

Type of Derivative and Objective for Use	Equity Index Fund	NASDAQ-100 Fund	Mid Cap Value Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			X
Futures Contracts**
Short-term Cash Deployment	X	X		X

*Includes any options, futures contracts, forward contracts and swaps, if applicable.
**    Includes any options on futures contracts, if applicable.

The Emerging Growth Fund and Mid Cap Growth Fund held warrants at September 30, 2009 as a result of corporate actions. The warrants held by the Emerging Growth Fund had $0 value at September 30, 2009.

At September 30, 2009, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Foreign Exchange Risk	Equity Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$66,372	$66,372

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$8,371	$8,371

Mid Cap Value Fund
Liability Derivatives
Forward Contracts	$(147,377)	$-	$(147,377)

Mid Cap Growth Fund
Asset Derivatives
Warrants	$-	$68,200	$68,200

Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$2,266	$2,266

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at September 30, 2009, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able, to perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Bank of America Canada	10,470,583	Canadian Dollar	10/30/09	$9,766,381	$9,620,426	$(145,955)
Bank of America N.A.	754,466	Canadian Dollar	10/30/09	703,724	702,302	(1,422)
				$10,470,105	$10,322,728	$(147,377)

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk (see "Foreign Currency Exchange Transactions," above, for a discussion of the use futures contracts in connection with currency risk). A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
100	S&P E Mini 500 Index	12/18/09	$5,264,500	$66,372
NASDAQ-100 Fund
BUYS
13	NASDAQ 100 E Mini Index	12/18/09	445,550	$8,371
Small Cap Index Fund
BUYS
3	Russell E Mini 2000 Index	12/18/09	180,900	$2,266

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an

Notes to Portfolio of Investments (Unaudited) (Continued)

investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had warrants as shown in the Portfolio(s) of Investments at September 30, 2009.

The Fund(s) had no rights, purchased options or written options at September 30, 2009.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the Fund's subadviser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

The Asset Allocation Fund and Small Company Value Fund held hybrid instruments at September 30, 2009.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2009.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at September 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Large Cap Value Fund	$352,251	$386,374	0.2%
Asset Allocation Fund	677,011	469,573	0.3%

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets and the Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$211,982,367	$30,192,683	$(25,472,534)	$4,720,149
Equity Index Fund	291,013,412	57,374,545	(63,363,015)	(5,988,470)
Blue Chip Growth Fund	136,294,231	36,302,163	(617,285)	35,684,878
NASDAQ-100 Fund	7,924,754	1,761,575	(709,727)	1,051,848
Small Cap Growth Equity Fund	217,700,977	35,586,664	(12,426,870)	23,159,794
Emerging Growth Fund	9,824,430	1,601,693	(768,293)	833,400
Asset Allocation Fund	137,435,311	10,280,927	(3,544,184)	6,736,743
Equity Income Fund	440,762,617	30,653,491	(45,503,641)	(14,850,150)
Income & Growth Fund	237,197,678	21,910,095	(3,197,489)	18,712,606
Growth & Income Fund	147,147,138	13,974,795	(7,477,671)	6,497,124
Large Cap Growth Fund	36,031,020	4,600,988	(292,204)	4,308,784
Concentrated Growth Fund	83,506,905	16,606,296	(1,918,598)	14,687,698
Mid Cap Value Fund	315,494,517	50,025,800	(3,798,328)	46,227,472
Mid Cap Growth Fund	244,455,680	40,218,243	(12,251,429)	27,966,814
Small/Mid Cap Value Fund	173,352,418	23,187,482	(20,227,777)	2,959,705
Small Company Value Fund	74,504,668	14,369,414	(790,071)	13,579,343
Small Cap Index Fund	52,036,882	2,939,577	(14,526,757)	(11,587,180)
Global Fund	66,903,577	12,786,689	(229,296)	12,557,393
Foreign Fund	319,105,906	22,037,522	(50,921,986)	(28,884,464)
Conservative Allocation Fund	179,531,350	20,627,955	-	20,627,955
Balanced Allocation Fund	223,582,332	29,514,911	-	29,514,911
Moderate Allocation Fund	599,331,783	80,439,690	-	80,439,690
Growth Allocation Fund	827,403,519	121,153,835	-	121,153,835
Aggressive Allocation Fund	41,753,937	4,368,135	(498,957)	3,869,178
American Funds Core Allocation Fund	173,827,749	32,894,691	-	32,894,691
American Funds Growth Fund	15,080,916	4,394,789	-	4,394,789
American Funds International Fund	13,656,985	5,134,355	-	5,134,355

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended September 30, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,368,103	914,809	1,621,181	661,731	$5,968,814	$8,473	$-
MML Concentrated Growth Fund, Class I	-	727,163	43,696	683,467	4,005,119	14,508	-
MML Equity Fund, Initial Class	487,414	379,656	402,202	464,868	7,861,814	188,758	-
MML Equity Income Fund, Initial Class	970,528	847,267	588,021	1,229,774	9,752,110	214,601	-
MML Foreign Fund, Initial Class	-	244,911	17,942	226,969	1,990,516	41,515	-
MML Global Fund, Initial Class	-	596,167	40,685	555,482	3,971,698	36,001	-
MML Income & Growth Fund, Initial Class	-	1,662,714	73,046	1,589,668	11,874,820	93,991	-
MML Inflation-Protected and Income Fund, Initial Class	1,844,789	1,490,926	1,398,579	1,937,136	20,146,215	-	-
MML Managed Bond Fund, Initial Class	1,843,356	3,133,217	199,180	4,777,393	60,603,192	849,548	363,083
MML Mid Cap Growth Fund, Initial Class	447,406	346,504	358,092	435,818	3,970,306	-	-
MML Mid Cap Value Fund, Initial Class	277,856	517,698	72,620	722,934	5,956,980	115,016	-
MML Money Market Fund, Initial Class	-	10,239,749	220,505	10,019,244	10,012,370	-	-
MML Small Cap Equity Fund, Initial Class	548,366	408,189	413,743	542,812	3,950,078	9,594	-
MML Small Cap Growth Equity Fund, Initial Class	-	312,869	25,216	287,653	3,960,066	-	-
MML Small Company Value Fund, Initial Class	-	279,285	25,353	253,932	3,913,092	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	-	121,547	5,710	115,837	3,965,112	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	192,387	162,113	198,219	156,281	3,949,218	118,442	112,934
Oppenheimer International Fund, Non-Service Shares	3,206,078	2,431,494	3,184,083	2,453,489	3,925,582	79,604	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,976,558	3,169,721	303,548	5,842,731	30,382,203	88,843	13,390
					$200,159,305	$1,858,894	$489,407
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,848,430	828,122	1,558,308	1,118,244	$10,086,559	$14,842	$-
MML Concentrated Growth Fund, Class I	952,713	448,013	534,228	866,498	5,077,679	19,166	-
MML Equity Fund, Initial Class	836,101	418,255	518,209	736,147	12,449,663	311,147	-
MML Equity Income Fund, Initial Class	1,875,893	1,008,761	1,015,250	1,869,404	14,824,372	340,451	-
MML Foreign Fund, Initial Class	-	303,198	15,518	287,680	2,522,950	54,715	-
MML Global Fund, Initial Class	-	737,713	33,652	704,061	5,034,035	47,445	-
MML Income & Growth Fund, Initial Class	-	2,397,060	46,844	2,350,216	17,556,110	144,530	-
MML Inflation-Protected and Income Fund, Initial Class	2,762,788	1,427,286	2,225,395	1,964,679	20,432,659	-	-
MML Managed Bond Fund, Initial Class	1,657,199	3,437,390	46,761	5,047,828	64,033,779	755,158	294,990
MML Mid Cap Growth Fund, Initial Class	671,697	331,698	174,883	828,512	7,547,745	-	-
MML Mid Cap Value Fund, Initial Class	625,830	376,974	86,778	916,026	7,548,058	152,049	-
MML Money Market Fund, Initial Class	-	12,772,679	71,396	12,701,283	12,692,570	-	-
MML Small Cap Equity Fund, Initial Class	823,962	393,835	185,921	1,031,876	7,509,025	18,908	-
MML Small Cap Growth Equity Fund, Initial Class	-	387,409	22,826	364,583	5,019,149	-	-
MML Small Company Value Fund, Initial Class	-	518,858	36,242	482,616	7,437,105	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	165,242	79,190	24,208	220,224	7,538,274	17,919	-
Oppenheimer Global Securities Fund, Non-Service Shares	288,927	165,959	157,800	297,086	7,507,363	167,485	159,695

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
Oppenheimer International Fund, Non-Service Shares	6,015,167	2,993,094	4,344,014	4,664,247	$7,462,795	$140,649	$-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,455,668	2,433,923	963,177	5,926,414	30,817,353	125,305	18,886
					$253,097,243	$2,309,769	$473,571
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	5,884,091	2,030,798	4,152,183	3,762,706	$33,939,604	$49,589	$-
MML Concentrated Growth Fund, Class I	3,611,295	1,328,579	1,441,364	3,498,510	20,501,271	76,882	-
MML Equity Fund, Initial Class	2,395,838	952,145	969,781	2,378,202	40,219,967	998,073	-
MML Equity Income Fund, Initial Class	5,970,364	2,495,317	2,593,911	5,871,770	46,563,137	1,062,313	-
MML Foreign Fund, Initial Class	-	1,634,910	85,962	1,548,948	13,584,276	292,683	-
MML Global Fund, Initial Class	-	1,989,461	94,179	1,895,282	13,551,267	126,921	-
MML Income & Growth Fund, Initial Class	-	6,472,510	145,825	6,326,685	47,260,337	387,105	-
MML Inflation-Protected and Income Fund, Initial Class	5,918,451	2,434,000	4,386,114	3,966,337	41,249,909	-	-
MML Managed Bond Fund, Initial Class	4,738,435	6,328,478	197,738	10,869,175	137,879,952	1,879,301	797,758
MML Mid Cap Growth Fund, Initial Class	1,924,060	1,289,406	239,654	2,973,812	27,091,425	-	-
MML Mid Cap Value Fund, Initial Class	2,390,286	1,035,129	959,510	2,465,905	20,319,060	407,803	-
MML Money Market Fund, Initial Class	-	34,782,116	594,724	34,187,392	34,163,940	-	-
MML Small Cap Equity Fund, Initial Class	2,360,069	865,384	447,647	2,777,806	20,214,261	50,581	-
MML Small Cap Growth Equity Fund, Initial Class	1,230,182	456,604	214,621	1,472,165	20,267,029	-	-
MML Small Company Value Fund, Initial Class	-	1,866,611	134,194	1,732,417	26,696,543	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	478,872	337,017	25,468	790,421	27,056,118	50,201	-
Oppenheimer Global Securities Fund, Non-Service Shares	1,035,133	463,141	698,470	799,804	20,211,044	580,119	553,137
Oppenheimer International Fund, Non-Service Shares	24,139,724	9,373,250	16,768,282	16,744,692	26,791,508	545,626	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	8,496,375	4,064,578	597,333	11,963,620	62,210,825	230,976	34,812
					$679,771,473	$6,738,173	$1,385,707
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	10,219,700	3,525,854	7,424,097	6,321,457	$57,019,545	$82,144	$-
MML Concentrated Growth Fund, Class I	6,071,620	2,155,035	3,328,869	4,897,786	28,701,024	106,163	-
MML Equity Fund, Initial Class	4,001,022	1,565,734	1,681,627	3,885,129	65,705,002	1,606,831	-
MML Equity Income Fund, Initial Class	9,576,843	3,948,373	4,128,419	9,396,797	74,516,602	1,675,004	-
MML Foreign Fund, Initial Class	-	2,229,048	60,159	2,168,889	19,021,156	403,916	-
MML Global Fund, Initial Class	-	4,067,888	87,561	3,980,327	28,459,339	262,709	-
MML Income & Growth Fund, Initial Class	-	12,721,390	66,503	12,654,887	94,532,003	762,156	-
MML Inflation-Protected and Income Fund, Initial Class	4,730,038	2,034,612	3,062,122	3,702,528	38,506,295	-	-
MML Managed Bond Fund, Initial Class	3,370,337	5,816,269	55,937	9,130,669	115,826,285	1,394,964	570,335
MML Mid Cap Growth Fund, Initial Class	3,427,382	2,050,721	273,738	5,204,365	47,411,764	-	-
MML Mid Cap Value Fund, Initial Class	3,193,408	2,759,938	198,410	5,754,936	47,420,672	933,653	-
MML Money Market Fund, Initial Class	-	38,489,440	197,187	38,292,253	38,265,985	-	-
MML Small Cap Equity Fund, Initial Class	4,205,152	1,478,232	1,794,365	3,889,019	28,300,623	69,933	-
MML Small Cap Growth Equity Fund, Initial Class	1,643,634	1,230,748	126,559	2,747,823	37,828,778	-	-
MML Small Company Value Fund, Initial Class	-	3,179,539	147,426	3,032,113	46,724,869	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	846,394	551,864	15,018	1,383,240	47,348,301	89,432	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
Oppenheimer Global Securities Fund, Non-Service Shares	1,660,514	730,229	1,270,874	1,119,869	$28,299,092	$936,967	$893,387
Oppenheimer International Fund, Non-Service Shares	46,087,125	17,761,033	28,673,482	35,174,676	56,279,482	1,048,820	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	9,059,104	3,940,390	3,693,621	9,305,873	48,390,537	248,209	37,410
					$948,557,354	$9,620,901	$1,501,132
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	571,679	145,655	361,643	355,691	$3,208,337	$4,542	$-
MML Concentrated Growth Fund, Class I	378,129	97,913	161,122	314,920	1,845,433	6,711	-
MML Equity Fund, Initial Class	208,054	59,496	53,367	214,183	3,622,254	87,036	-
MML Equity Income Fund, Initial Class	498,757	149,891	138,684	509,964	4,044,014	89,280	-
MML Foreign Fund, Initial Class	-	159,260	2,335	156,925	1,376,235	28,727	-
MML Global Fund, Initial Class	-	258,343	2,376	255,967	1,830,166	16,607	-
MML Income & Growth Fund, Initial Class	-	738,571	6,114	732,457	5,471,455	43,347	-
MML Inflation-Protected and Income Fund, Initial Class	108,023	36,027	54,763	89,287	928,588	-	-
MML Managed Bond Fund, Initial Class	65,142	121,390	3,059	183,473	2,327,425	26,056	10,990
MML Mid Cap Growth Fund, Initial Class	267,423	103,245	19,252	351,416	3,201,404	-	-
MML Mid Cap Value Fund, Initial Class	207,336	137,537	11,775	333,098	2,744,725	53,129	-
MML Small Cap Equity Fund, Initial Class	273,989	67,859	154,279	187,569	1,364,951	3,324	-
MML Small Cap Growth Equity Fund, Initial Class	142,574	36,972	13,893	165,653	2,280,509	-	-
MML Small Company Value Fund, Initial Class	-	181,674	6,165	175,509	2,704,589	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	44,352	37,488	1,785	80,055	2,740,289	4,692	-
Oppenheimer Global Securities Fund, Non-Service Shares	129,715	41,528	117,227	54,016	1,364,987	73,387	69,973
Oppenheimer International Fund, Non-Service Shares	3,356,784	908,987	2,286,070	1,979,701	3,167,522	76,607	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	174,891	101,586	7,202	269,275	1,400,232	4,813	725
					$45,623,115	$518,258	$81,688

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/20/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/20/09